UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22027

                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                              Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

FORMULA INVESTING FUNDS

of

FundVantage Trust

Formula Investing U.S. Value 1000 Fund

Class A Shares

Formula Investing U.S. Value Select Fund

Class A Shares

Class I Shares

Formula Investing International Value 400 Fund

Class A Shares

Formula Investing International Value Select Fund

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Formula Investing Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Formula Investing Funds.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class A Shares	16.98%	37.43%	18.55%
Russell 1000® Index	11.60%	28.40%	16.34%**

†	Not Annualized.

*	The Formula Investing U.S. Value 1000 Fund (the “Fund”) commenced operations on November 3, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class A share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 1.56% and 1.25%, respectively, for Class A Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 1000® Index. The Russell 1000® Index is an unmanaged index that measures the performance of the highest ranking 1,000 stocks, representing about 90% of the total capitalization of the entire U.S. stock market. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class A Shares	19.67%	41.81%	21.07%
Russell 1000® Index	11.60%	28.40%	16.34%**

†	Not Annualized.

*	The Formula Investing U.S. Value Select Fund (the “Fund”) Class A Shares commenced operations on November 3, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class A share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 1.35% and 1.35%, respectively, for Class A Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 1000® Index. The Russell 1000® Index is an unmanaged index that measures the performance of the highest ranking 1,000 stocks, representing about 90% of the total capitalization of the entire U.S. stock market. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Semi-Annual Report

Performance Data (Continued)

October 31, 2013

(Unaudited)

Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class I Shares	19.89%	42.17%	29.21%
Russell 1000® Index	11.60%	28.40%	23.90%**

†	Not Annualized.

*	The Formula Investing U.S. Value Select Fund (the “Fund”) Class I Shares commenced operations on December 13, 2011.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class I share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 1.10% and 1.10%, respectively, for Class I Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 1000® Index. The Russell 1000® Index is an unmanaged index that measures the performance of the highest ranking 1,000 stocks, representing about 90% of the total capitalization of the entire U.S. stock market. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class A Shares	10.31%	26.09%	6.95%
MSCI World (Ex US) Index	8.26%	24.65%	7.68%**

†	Not Annualized.

*	The Formula Investing International Value 400 Fund (the “Fund”) commenced operations on December 17, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class A share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 3.12% and 1.35%, respectively, for Class A Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by an amount necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI World (Ex US) Index. MSCI World (Ex US) Index is a stock market index comprised of a collection of stocks from all of the developed markets in the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. The Fund invests in securities of foreign issuers, including depositary receipts. These markets are subject to special risks associated with foreign investments such as currency fluctuation, political and economic stability and differences in accounting and regulatory standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class A Shares	8.77%	21.61%	2.38%
MSCI World (Ex US) Index	8.26%	24.65%	7.68%**

†	Not Annualized.

*	The Formula Investing International Value Select Fund (the “Fund”) Class A Shares commenced operations on December 17, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class A share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 2.30% and 1.46%, respectively, for Class A Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by an amount necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.20% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI World (Ex US) Index. MSCI World (Ex US) Index is a stock market index comprised of a collection of stocks from all of the developed markets except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. The Fund invests in securities of foreign issuers, including depositary receipts. These markets are subject to special risks associated with foreign investments such as currency fluctuation, political and economic stability and differences in accounting and regulatory standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Semi-Annual Report

Performance Data (Continued)

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	6 Months†	1 Year	Since Inception*
Class I Shares	8.86%	21.98%	2.16%
MSCI World (Ex US) Index	8.26%	24.65%	6.43%**

†	Not Annualized.

*	The Formula Investing International Value Select Fund (the “Fund”) Class I Shares commenced operations on June 30, 2011.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Class I share class applied a 1.00% fee to the value of shares redeemed within 90 days of purchase. Effective October 31, 2013, the redemption fee is no longer assessed. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 2.03% and 1.21%, respectively, for Class I Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by an amount necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.20% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI World (Ex US) Index. MSCI World (Ex US) Index is a stock market index comprised of a collection of stocks from all of the developed markets except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs. It is impossible to invest directly in an index.

An investment in the Fund is subject to value investing risk, which is the risk that a security believed to be undervalued does not appreciate in value as anticipated. The Fund invests in securities of foreign issuers, including depositary receipts. These markets are subject to special risks associated with foreign investments such as currency fluctuation, political and economic stability and differences in accounting and regulatory standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks. An investment in the Fund is also subject to portfolio turnover risk which may result in higher brokerage costs to the Fund, higher net taxable gain for shareholders, and may reduce Fund returns.

FORMULA INVESTING FUNDS

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Formula Investing Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2013 through October 31, 2013.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FORMULA INVESTING FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Formula Investing Funds
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio	Expenses Paid During Period
Formula Investing U.S. Value 1000 Fund
Class A Shares
Actual	$1,000.00	$1,169.80	1.25%	$6.84*
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.25%	6.36*

Formula Investing U.S. Value Select Fund
Class A Shares
Actual	$1,000.00	$1,196.70	1.35%	$7.47*
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87*

Class I Shares
Actual	$1,000.00	$1,198.90	1.10%	$6.10*
Hypothetical (5% return before expenses)	1,000.00	1,019.66	1.10%	5.60*

Formula Investing International Value 400 Fund
Class A Shares
Actual	$1,000.00	$1,103.10	1.35%	$7.16*
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87*

Formula Investing International Value Select Fund
Class A Shares
Actual	$1,000.00	$1,087.70	1.45%	$7.63*
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.45%	7.37*

Class I Shares
Actual	$1,000.00	$1,088.60	1.20%	$6.32*
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11*

*

Expenses are equal to the Funds’ annualized expense ratios for the six month period ended October 31, 2013, in the table above, which include waived fees and/or reimbursed expenses and recoupment, if any, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year then divided by 365 to reflect the one-half year period. The Funds’ ending account value on the first line in each table are based on the actual six month returns of 16.98% for Class A Shares of Formula Investing U.S. Value 1000 Fund; 19.67% and 19.89% for Class A Shares and Class I Shares of Formula Investing U.S. Value Select Fund, respectively; 10.31% for Class A Shares of Formula Investing International Value 400 Fund; and 8.77% and 8.86% for Class A Shares and Class I Shares of Formula Investing International Value Select Fund, respectively.

FORMULA INVESTING FUNDS

Formula Investing Funds

Portfolio Holdings Summary Tables

October 31, 2013

(Unaudited)

The following tables presents a summary by industry group of the portfolio holdings of the Funds:

Formula Investing U.S. Value 1000 Fund

	% of Net Assets	Value
Common Stocks:
Banks	11.7%	$7,563,626
Software & Services	11.0	7,143,376
Capital Goods	8.8	5,686,098
Insurance	8.7	5,649,691
Health Care Equipment & Services	8.6	5,569,724
Retailing	8.0	5,170,327
Technology Hardware & Equipment	6.7	4,331,647
Diversified Financials	4.7	3,054,817
Media	4.3	2,757,546
Consumer Durables & Apparel	3.6	2,360,730
Pharmaceuticals, Biotechnology & Life Sciences	3.6	2,300,371
Food, Beverage & Tobacco	3.4	2,224,247
Commercial & Professional Services	3.2	2,095,008
Semiconductors & Semiconductor Equipment	2.6	1,668,518
Consumer Services	2.4	1,579,974
Energy	1.9	1,230,957
Materials	1.6	1,034,207
Household & Personal Products	1.2	799,621
Automobiles & Components	0.9	603,065
Transportation	0.8	487,998
Food & Staples Retailing	0.3	223,255
Real Estate	0.2	150,004
Utilities	0.0	5,392
Telecommunication Services	0.0	2,594
Basic Materials	0.0	1,204
Exchange Traded Funds	1.6	1,076,523
Securities Lending Collateral	6.9	4,472,538
Liabilities in Excess of Other Assets	(6.7)	(4,355,561)

NET ASSETS	100.0%	$64,887,497

Formula Investing U.S. Value Select Fund

	% of Net Assets	Value
Common Stocks:
Software & Services	12.6%	$41,851,986
Capital Goods	12.6	41,614,790
Pharmaceuticals, Biotechnology & Life Sciences	11.9	39,491,619
Health Care Equipment & Services	9.7	32,188,376
Food, Beverage & Tobacco	9.3	31,005,629
Technology Hardware & Equipment	7.8	25,770,215
Media	7.5	24,715,240
Retailing	7.2	23,888,778
Commercial & Professional Services	6.1	20,205,688
Consumer Durables & Apparel	5.3	17,663,015
Consumer Services	3.6	11,973,526
Semiconductors & Semiconductor Equipment	2.5	8,268,274
Household & Personal Products	1.6	5,331,842
Transportation	0.9	2,873,919
Diversified Financials	0.0	85,059
Exchange Traded Funds	0.9	2,822,752
Securities Lending Collateral	13.8	45,874,010
Liabilities in Excess of Other Assets	(13.3)	(44,150,749)

NET ASSETS	100.0%	$331,473,969

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing Funds

Portfolio Holdings Summary Tables (Concluded)

October 31, 2013

(Unaudited)

Formula Investing International Value 400 Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	13.3%	$2,109,348
Materials	10.0	1,593,017
Media	7.4	1,175,416
Telecommunication Services	6.5	1,030,086
Software & Services	5.5	872,861
Energy	5.4	859,349
Technology Hardware & Equipment	5.2	828,823
Food & Staples Retailing	4.8	770,183
Retailing	4.7	752,046
Transportation	4.1	647,337
Pharmaceuticals Biotechnology & Life Sciences	3.6	573,311
Food Beverage & Tobacco	3.3	525,797
Consumer Services	3.1	492,018
Health Care Equipment & Services	3.1	486,962
Commercial & Professional Services	3.1	490,761
Consumer Durables & Apparel	2.4	379,911
Automobiles & Components	2.3	370,482
Household & Personal Products	1.6	247,503
Semiconductor & Semiconductor Equipment	1.3	214,390
Real Estate	0.4	61,080
Utilities	0.3	42,850
Information Technology	0.3	51,987
Rights	0.0	19
Warrants	0.0	108
Exchange Traded Funds	7.3	1,158,368
Other Assets in Excess of Liabilities	1.0	154,095

NET ASSETS	100.0%	$15,888,108

Portfolio holdings are subject to change at any time.

Formula Investing International Value Select Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	12.2%	$4,593,210
Materials	7.3	2,730,018
Retailing	6.6	2,473,163
Media	6.0	2,233,067
Software & Services	5.6	2,106,818
Telecommunication Services	5.6	2,106,587
Food & Staples Retailing	5.2	1,961,340
Technology Hardware & Equipment	5.0	1,874,310
Energy	4.8	1,800,785
Automobiles & Components	4.1	1,556,129
Transportation	3.3	1,240,257
Pharmaceutical Biotechnology & Life Science	3.2	1,206,379
Commercial & Professional Services	2.9	1,086,820
Health Care Equipment & Services	2.5	926,230
Food Beverage & Tobacco	2.2	825,925
Consumer Durables & Apparel	1.9	716,132
Consumer Services	1.8	678,597
Household & Personal Products	1.0	374,520
Information Technology	1.0	357,735
Real Estate	0.9	325,760
Semiconductors & Semiconductor Equipment	0.8	309,046
Exchange Traded Funds	14.6	5,466,591
Other Assets in Excess of Liabilities	1.5	579,664

NET ASSETS	100.0%	$37,529,083

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.2%
Automobiles & Components — 0.9%
Allison Transmission Holdings, Inc.	52	$1,266
BorgWarner, Inc.	369	38,055
Cooper Tire & Rubber Co.	1,522	39,587
Dana Holding Corp.	1,998	39,161
Dorman Products, Inc.	21	1,021
Ford Motor Co.	33	565
General Motors Co.*	830	30,668
Gentex Corp.	6,749	198,691
Goodyear Tire & Rubber Co. (The)	40	839
Lear Corp.	37	2,863
Tenneco, Inc.*	52	2,760
Thor Industries, Inc.	1,412	81,910
TRW Automotive Holdings Corp.*	2,183	163,965
WABCO Holdings, Inc.*	20	1,714

		603,065

Banks — 11.7%
Associated Banc-Corp	12,122	197,104
BancorpSouth, Inc.	5,343	118,080
Bank of Hawaii Corp.	16	928
BankUnited, Inc.	6,286	193,420
BB&T Corp.	6,293	213,773
BOK Financial Corp.	2,351	143,952
CapitalSource, Inc.	14,084	184,219
Capitol Federal Financial, Inc.	66	836
Cathay General Bancorp	8,810	216,990
CIT Group, Inc.*	3,757	180,937
City National Corp.	1,423	102,613
Comerica, Inc.	3,532	152,936
Commerce Bancshares, Inc.	2,122	97,633
Community Bank System, Inc.	24	871
Cullen/Frost Bankers, Inc.	10	708
CVB Financial Corp.	987	14,351
East West Bancorp, Inc.	24	809
EverBank Financial Corp.	43	650
Fifth Third Bancorp	10,588	201,490
First Citizens BancShares, Inc., Class A	329	69,659
First Niagara Financial Group, Inc.	15,627	172,366
First Republic Bank	1,907	97,390
FirstMerit Corp.	6,338	142,351
FNB Corp.	9,028	112,940
Fulton Financial Corp.	6,212	75,849
Glacier Bancorp, Inc.	3,026	83,608
Hancock Holding Co.	5,661	185,568

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Home Loan Servicing	1,265	$29,867
Hudson City Bancorp, Inc.	83	745
Huntington Bancshares, Inc.	23,066	202,981
International Bancshares Corp.	33	754
Investors Bancorp, Inc.	36	854
KeyCorp	15,492	194,115
M&T Bank Corp.	1,669	187,813
MB Financial, Inc.	6,312	187,466
National Penn Bancshares, Inc.	202	2,095
Nationstar Mortgage Holdings, Inc.*(a)	28	1,437
New York Community Bancorp, Inc.(a)	9,229	149,602
Northwest Bancshares, Inc.	216	3,022
Old National Bancorp	11,786	171,368
PacWest Bancorp	77	2,930
People’s United Financial, Inc.	6,333	91,385
PNC Financial Services Group, Inc. (The)	1,987	146,104
Popular, Inc.*	5,261	132,840
PrivateBancorp, Inc.	8,367	203,820
Prosperity Bancshares, Inc.	17	1,062
Regions Financial Corp.	23,079	222,251
Signature Bank*	214	21,789
Sterling Financial Corp.	24	695
SunTrust Banks, Inc.	6,648	223,639
Susquehanna Bancshares, Inc.	17,133	201,912
SVB Financial Group*	1,952	186,963
TCF Financial Corp.	12,157	184,543
Texas Capital Bancshares, Inc.*	3,514	182,904
TFS Financial Corp.*	80	971
Trustmark Corp.	376	10,212
UMB Financial Corp.	238	14,023
Umpqua Holdings Corp.(a)	12,454	203,873
United Bankshares, Inc.(a)	1,368	40,465
US Bancorp	4,217	157,547
Valley National Bancorp(a)	7,579	73,895
Washington Federal, Inc.	8,150	185,657
Webster Financial Corp.	7,292	203,374
Wells Fargo & Co.	4,161	177,633
Westamerica Bancorporation(a)	10	515
Western Alliance Bancorp*	9,217	194,940
Wintrust Financial Corp.	4,589	199,667
Zions Bancorporation	7,186	203,867

		7,563,626

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Basic Materials — 0.0%
International Paper Co.	27	$1,204

Capital Goods — 8.8%
3M Co.	673	84,697
Actuant Corp., Class A	92	3,456
Acuity Brands, Inc.	16	1,608
AECOM Technology Corp.*	5,444	173,010
AGCO Corp.	1,689	98,604
Alliant Techsystems, Inc.	132	14,371
AMETEK, Inc.	49	2,344
Applied Industrial Technologies, Inc.	797	37,706
Babcock & Wilcox Co. (The)	2,943	94,794
Barnes Group, Inc.	104	3,696
Boeing Co. (The)	569	74,254
Brady Corp., Class A	1,661	48,485
Carlisle Cos., Inc.	758	55,091
Caterpillar, Inc.	8	667
CLARCOR, Inc.	520	30,410
Crane Co.	2,412	153,162
Cubic Corp.	23	1,208
Cummins, Inc.	445	56,524
Danaher Corp.	322	23,213
Deere & Co.	5	409
Donaldson Co., Inc.	40	1,584
Dover Corp.	1,175	107,853
EMCOR Group, Inc.	3,587	132,934
Emerson Electric Co.	2,361	158,116
EnerSys, Inc.	2,307	153,069
Esterline Technologies Corp.*	36	2,886
Flowserve Corp.	652	45,294
Fluor Corp.	3,350	248,637
Foster Wheeler AG (Switzerland)*	7,584	204,692
GATX Corp.	10	516
Generac Holdings, Inc.	2,172	107,188
General Dynamics Corp.	2,330	201,848
General Electric Co.	22	575
Graco, Inc.	42	3,245
Honeywell International, Inc.	1,380	119,687
Hubbell, Inc., Class B	857	92,162
Hyster-Yale Materials Handling, Inc.	413	32,396
IDEX Corp.	44	3,043
Illinois Tool Works, Inc.	1,468	115,664
Ingersoll-Rand PLC (Ireland)	1,201	81,104
Jacobs Engineering Group, Inc.*	2,701	164,275
Joy Global, Inc.	3,107	176,322

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
KBR, Inc.	1,712	$59,132
Kennametal, Inc.	24	1,104
L-3 Communications Holdings, Inc.	1,647	165,441
Lennox International, Inc.	15	1,171
Lincoln Electric Holdings, Inc.	1,231	85,234
Lindsay Corp.	2,373	180,372
Lockheed Martin Corp.	1,570	209,344
Manitowoc Co., Inc. (The)	3,766	73,286
MRC Global, Inc.*	5,295	147,995
MSC Industrial Direct Co., Inc., Class A	826	63,082
Mueller Industries, Inc.	19	1,146
Nordson Corp.	392	28,259
Northrop Grumman Corp.	2,397	257,701
Oshkosh Corp.*	4,307	204,970
PACCAR, Inc.	8	445
Parker Hannifin Corp.	663	77,385
Quanta Services, Inc.*	35	1,057
Raven Industries, Inc.	958	31,959
Raytheon Co.	3,216	264,902
Regal-Beloit Corp.	38	2,787
Rexnord Corp.*	1,866	43,888
Rockwell Automation, Inc.	1,293	142,760
Rockwell Collins, Inc.	922	64,383
Roper Industries, Inc.	17	2,156
Snap-on, Inc.	830	86,378
Spirit Aerosystems Holdings, Inc., Class A*	40	1,068
Teledyne Technologies, Inc.*	180	15,988
Terex Corp.*	37	1,293
Timken Co.	46	2,429
TransDigm Group, Inc.	7	1,018
Trinity Industries, Inc.	12	608
Triumph Group, Inc.	34	2,436
United Technologies Corp.	9	956
URS Corp.	844	45,762
Valmont Industries, Inc.	1,061	149,070
Wabtec Corp.	1,540	100,393
Watts Water Technologies, Inc., Class A	16	924
WESCO International, Inc.*	16	1,367
WW Grainger, Inc.	201	54,063
Xylem, Inc.	46	1,587

		5,686,098

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 3.2%
ABM Industries, Inc.	616	$16,946
Avery Dennison Corp.	1,242	58,523
Brink’s Co. (The)	35	1,099
Cintas Corp.	925	49,737
Copart, Inc.*	27	870
The Corporate Executive Board Co.	21	1,531
Deluxe Corp.	5,714	269,072
Dun & Bradstreet Corp. (The)	1,710	186,031
Equifax, Inc.	1,261	81,549
FTI Consulting, Inc.*	3,957	160,575
Herman Miller, Inc.	5,071	153,854
Iron Mountain, Inc.	39	1,035
Manpowergroup, Inc.	330	25,773
Mine Safety Appliances Co.	474	22,828
On Assignment, Inc.*	38	1,284
Pitney Bowes, Inc.(a)	12,882	274,902
Portfolio Recovery Associates, Inc.*	603	35,848
Robert Half International, Inc.	4,002	154,197
Rollins, Inc.	49	1,354
RR Donnelley & Sons Co.(a)	8,156	151,457
SEI Investments Co.	25	830
Steelcase, Inc., Class A	66	1,082
Stericycle, Inc.*	7	813
Tetra Tech, Inc.*	2,000	52,260
Towers Watson & Co., Class A	1,651	189,551
UniFirst Corp.	10	1,028
United Stationers, Inc.	397	17,643
Verisk Analytics, Inc., Class A*	35	2,398
West Corp.	8,217	180,938

		2,095,008

Consumer Durables & Apparel — 3.6%
Brunswick Corp.	1,762	79,519
Carter’s, Inc.	959	66,315
Coach, Inc.	4,296	217,721
Columbia Sportswear Co.(a)	1,004	67,137
Crocs, Inc.*	11,843	144,248
Deckers Outdoor Corp.*	791	54,445
DR Horton, Inc.	5	95
Garmin, Ltd. (Switzerland)(a)	5,019	234,638
Hanesbrands, Inc.	716	48,774
Hasbro, Inc.(a)	3,192	164,867
KB Home	18	305
Leggett & Platt, Inc.	422	12,550
Lennar Corp., Class A	13	462

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mattel, Inc.	2,184	$96,904
MDC Holdings, Inc.	8	234
Meritage Homes Corp.*	8	363
Newell Rubbermaid, Inc.	706	20,919
NIKE, Inc., Class B	14	1,061
Polaris Industries, Inc.	1,192	156,092
PulteGroup, Inc.	25	441
Ralph Lauren Corp.	783	129,696
Ryland Group, Inc. (The)	15	603
Standard Pacific Corp.*	69	547
Steven Madden, Ltd.*	5,447	199,796
Sturm Ruger & Co., Inc.(a)	4,409	288,393
Toll Brothers, Inc.*	7	230
Tumi Holdings, Inc.*	35	747
Tupperware Brands Corp.	1,882	168,721
Vera Bradley, Inc.*(a)	4,199	93,008
VF Corp.	259	55,685
Whirlpool Corp.	385	56,214

		2,360,730

Consumer Services — 2.4%
Apollo Group, Inc., Class A*	11,379	303,706
Bally Technologies, Inc.*	2,151	157,324
Brinker International, Inc.	317	14,081
Burger King Worldwide, Inc.(a)	45	953
Choice Hotels International, Inc.	74	3,448
Cracker Barrel Old Country Store, Inc.	9	989
DeVry, Inc.	4,122	147,980
DineEquity, Inc.	2,032	166,766
Domino’s Pizza, Inc.	258	17,301
Dunkin’ Brands Group, Inc.	13	620
Education Management Corp.*(a)	2,736	41,861
Fossil Group, Inc.*	698	88,604
Grand Canyon Education, Inc.*	31	1,465
International Game Technology	9,172	172,434
Interval Leisure Group, Inc.	8,109	196,805
Marriott International, Inc., Class A	16	721
McDonald’s Corp.	520	50,190
Papa John’s International, Inc.	31	2,346
Weight Watchers International, Inc.(a)	5,770	185,275
Wyndham Worldwide Corp.	396	26,294
Yum! Brands, Inc.	12	811

		1,579,974

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 4.7%
American Capital, Ltd.*	106	$1,485
Ameriprise Financial, Inc.	430	43,232
Apollo Investment Corp.	11,035	94,129
Artisan Partners Asset Management, Inc.	17	1,018
Bank of America Corp.	63	879
BlackRock, Inc.	3	902
Capital One Financial Corp.	1,091	74,919
Cash America International, Inc.	2,958	116,693
Citigroup, Inc.	3,276	159,803
Cohen & Steers, Inc.(a)	63	2,417
Credit Acceptance Corp.*	1,539	182,064
Evercore Partners, Inc., Class A	2,356	118,907
EZCORP, Inc., Class A*	10,924	171,835
Federated Investors, Inc., Class B(a)	857	23,242
First Cash Financial Services, Inc.*	53	3,206
Franklin Resources, Inc.	1,212	65,278
GAMCO Investors, Inc., Class A	15	1,073
Goldman Sachs Group, Inc. (The)	1,292	207,831
Greenhill & Co., Inc.	43	2,206
Invesco, Ltd. (Bermuda)	71	2,396
Janus Capital Group, Inc.	81	799
JPMorgan Chase & Co.	3,410	175,751
LPL Financial Holdings, Inc.	1,673	68,158
Morgan Stanley	957	27,495
MSCI, Inc.*	2,030	82,763
NASDAQ OMX Group, Inc. (The)	21	744
Nelnet, Inc., Class A	550	23,446
Northern Trust Corp.	13	733
Outerwall, Inc.*(a)	2,445	158,876
PHH Corp.*	10,000	240,500
Prospect Capital Corp.	70	794
Raymond James Financial, Inc.	1,919	87,602
SLM Corp.	8,635	219,070
State Street Corp.	14	981
Stifel Financial Corp.*	3,528	144,472
T. Rowe Price Group, Inc.	1,010	78,184
Virtus Investment Partners, Inc.*	402	81,815
Walter Investment Management Corp.*	6,055	228,697
WisdomTree Investments, Inc.*	88	1,223
World Acceptance Corp.*(a)	1,529	159,199

		3,054,817

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 1.9%
Apache Corp.	12	$1,066
Athlon Energy, Inc.*	10	329
C&J Energy Services, Inc.*	128	2,949
Chevron Corp.	20	2,399
ConocoPhillips	8	586
CVR Energy, Inc.	3,685	146,368
Delek US Holdings, Inc.	6,571	167,889
Diamond Offshore Drilling, Inc.	18	1,115
Exxon Mobil Corp.	20	1,792
Halliburton Co.	33	1,751
Helmerich & Payne, Inc.	9	698
Hess Corp.	15	1,218
HollyFrontier Corp.	4,663	214,778
Marathon Oil Corp.	37	1,305
Marathon Petroleum Corp.	1,789	128,200
National Oilwell Varco, Inc.	9	731
Oceaneering International, Inc.	7	601
Oil States International, Inc.*	17	1,847
Patterson-UTI Energy, Inc.	33	801
Phillips 66	3,086	198,831
Pioneer Natural Resources Co.	3	614
Range Resources Corp.	8	606
RPC, Inc.(a)	7,491	137,385
Stone Energy Corp.*	23	802
Superior Energy Services, Inc.*	11	295
Tesoro Corp.	30	1,467
Ultra Petroleum Corp. (Canada)*(a)	58	1,065
Valero Energy Corp.	109	4,488
Western Refining, Inc.(a)	6,476	208,981

		1,230,957

Food & Staples Retailing — 0.3%
CVS Caremark Corp.	2,514	156,522
Harris Teeter Supermarkets, Inc.	11	543
Kroger Co. (The)	14	600
Sysco Corp.	964	31,176
Walgreen Co.	555	32,878
Wal-Mart Stores, Inc.	10	768
Weis Markets, Inc.	15	768

		223,255

Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.	6,313	235,034
B&G Foods, Inc.	32	1,083
Brown-Forman Corp., Class B	10	730

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.	504	$21,455
Coca-Cola Co. (The)	20	791
Coca-Cola Enterprises, Inc.	1,593	66,476
Darling International, Inc.*	4,237	98,596
Dean Foods Co.*	805	15,698
Dr Pepper Snapple Group, Inc.	4,077	193,046
General Mills, Inc.	1,677	84,554
Green Mountain Coffee Roasters, Inc.*(a)	972	61,051
Hershey Co. (The)	7	695
Hillshire Brands Co.	2,948	96,783
Hormel Foods Corp.	50	2,173
Ingredion, Inc.	17	1,118
J&J Snack Foods Corp.	417	35,683
JM Smucker Co. (The)	600	66,726
Kellogg Co.	865	54,711
Kraft Foods Group, Inc.	2,443	132,850
Lancaster Colony Corp.	1,267	105,148
Lorillard, Inc.	5,086	259,437
McCormick & Co., Inc., non-voting shares	11	761
Mead Johnson Nutrition Co.	9	735
Monster Beverage Corp.*	343	19,630
PepsiCo, Inc.	500	42,045
Philip Morris International, Inc.	1,906	169,863
Pilgrim’s Pride Corp.*	76	1,077
Pinnacle Foods, Inc.	684	18,530
Reynolds American, Inc.	4,289	220,326
Sanderson Farms, Inc.	44	2,781
Tyson Foods, Inc., Class A	101	2,795
Universal Corp.(a)	41	2,174
Vector Group, Ltd.(a)	12,243	197,966
WhiteWave Foods Co., Class A*	586	11,726

		2,224,247

Health Care Equipment & Services — 8.6%
Aetna, Inc.	3,805	238,574
Align Technology, Inc.*	23	1,312
Allscripts Healthcare Solutions, Inc.*	65	899
AmerisourceBergen Corp.	2,234	145,947
Baxter International, Inc.	35	2,305
Becton Dickinson & Co.	18	1,892
Cardinal Health, Inc.	3,404	199,679
CareFusion Corp.*	3,652	141,588
Centene Corp.*	19	1,067

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Chemed Corp.(a)	3,441	$233,369
Cigna Corp.	8	616
Covidien PLC (Ireland)	1,637	104,948
CR Bard, Inc.	1,235	168,232
Cyberonics, Inc.*	73	4,216
DaVita HealthCare Partners, Inc.*	1,470	82,629
Edwards Lifesciences Corp.*	84	5,476
Express Scripts Holding Co.*	1,740	108,785
Globus Medical, Inc., Class A*	7,522	144,422
HCA Holdings, Inc.	242	11,408
HD Supply Holdings, Inc.*	18	363
Health Net, Inc.*	6,386	194,134
HealthSouth Corp.	3,308	116,144
Hill-Rom Holdings, Inc.	1,901	78,492
Humana, Inc.	2,573	237,102
IDEXX Laboratories, Inc.*	9	971
Intuitive Surgical, Inc.*	425	157,888
Laboratory Corp. of America Holdings*	1,774	178,997
LifePoint Hospitals, Inc.*	6	310
Magellan Health Services, Inc.*	3,735	219,244
Masimo Corp.	4,327	110,858
McKesson Corp.	1,281	200,272
Medidata Solutions, Inc.*	22	2,427
MEDNAX, Inc.*	1,870	203,867
Medtronic, Inc.	3,350	192,290
Molina Healthcare, Inc.*	5,308	167,945
Omnicare, Inc.	1,617	89,178
Owens & Minor, Inc.	2,284	85,467
Patterson Cos., Inc.	602	25,591
Premier, Inc., Class A*	10	308
Quality Systems, Inc.	65	1,483
Quest Diagnostics, Inc.	3,069	183,864
ResMed, Inc.(a)	21	1,087
Select Medical Holdings Corp.	19,285	163,537
Sirona Dental Systems, Inc.*	14	1,012
St Jude Medical, Inc.	358	20,546
Stryker Corp.	2,292	169,287
Team Health Holdings, Inc.*	33	1,434
Thoratec Corp.*	1,437	62,064
UnitedHealth Group, Inc.	3,312	226,077
Universal Health Services, Inc., Class B	20	1,611
Varian Medical Systems, Inc.*	2,148	155,902

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
VCA Antech, Inc.*	3,283	$93,401
WellCare Health Plans, Inc.*	3,769	251,317
WellPoint, Inc.	2,810	238,288
Zimmer Holdings, Inc.	1,596	139,602

		5,569,724

Household & Personal Products — 1.2%
Avon Products, Inc.	3,399	59,482
Church & Dwight Co., Inc.	49	3,192
Clorox Co. (The)	1,365	123,109
Colgate-Palmolive Co.	331	21,426
Coty, Inc.	27	415
Energizer Holdings, Inc.	1,773	173,949
Estee Lauder Cos., Inc. (The), Class A	16	1,135
Helen of Troy, Ltd. (Bermuda)*	241	11,260
Jarden Corp.	20	1,107
Kimberly-Clark Corp.	440	47,520
Prestige Brands Holdings, Inc.*	6,028	188,254
Procter & Gamble Co. (The)	38	3,068
Revlon, Inc., Class A*	6,977	165,704

		799,621

Insurance — 8.7%
ACE, Ltd. (Switzerland)	1,274	121,591
Aflac, Inc.	3,235	210,210
Alleghany Corp.*	104	42,164
Allstate Corp. (The)	4,073	216,113
American Financial Group, Inc.	14	788
American International Group, Inc.*	984	50,824
American National Insurance Co.	1,866	188,597
Amtrust Financial Services, Inc.(a)	1,293	49,599
Aspen Insurance Holdings, Ltd. (Bermuda)	4,867	189,862
Assurant, Inc.	730	42,690
Assured Guaranty, Ltd. (Bermuda)	40	820
Axis Capital Holdings, Ltd. (Bermuda)	3,029	143,635
Berkshire Hathaway Inc., Class B*	1,030	118,532
Brown & Brown, Inc.	62	1,980
Chubb Corp. (The)	8	737
Cincinnati Financial Corp.	3,736	186,800
CNA Financial Corp.	22	893
CNO Financial Group, Inc.	135	2,103
Erie Indemnity Co., Class A	3,005	215,819
Everest Re Group, Ltd. (Bermuda)	1,704	261,973

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Fidelity National Financial, Inc., Class A	7,467	$210,196
First American Financial Corp.	9,225	238,558
Genworth Financial, Inc., Class A*	18,933	275,096
Hanover Insurance Group, Inc. (The)	2,537	148,517
HCC Insurance Holdings, Inc.	3,443	157,173
Hilltop Holdings, Inc.*	44	763
ING US, Inc.	6,376	197,784
Kemper Corp.	3,566	132,013
Lincoln National Corp.	5,271	239,356
Marsh & McLennan Cos., Inc.	1,529	70,028
MBIA, Inc.	3,772	42,888
Montpelier Re Holdings, Ltd. (Bermuda)	6,480	178,913
Old Republic International Corp.	112	1,880
Platinum Underwriters Holdings, Ltd. (Bermuda)	3,909	243,101
Primerica, Inc.	15	644
Principal Financial Group, Inc.	16	759
ProAssurance Corp.	3,904	176,929
Progressive Corp. (The)	3,610	93,752
Protective Life Corp.	21	968
Reinsurance Group of America, Inc.	1,991	141,719
RenaissanceRe Holdings, Ltd. (Bermuda)	2,253	211,129
Selective Insurance Group, Inc.	93	2,443
StanCorp Financial Group, Inc.	17	1,001
Symetra Financial Corp.	1,483	27,777
Third Point Reinsurance (Bermuda)*	484	7,550
Torchmark Corp.	10	729
Travelers Cos., Inc. (The)	1,908	164,660
Unum Group	6,583	208,944
Validus Holdings, Ltd. (Bermuda)	32	1,263
White Mountains Insurance Group, Ltd. (Bermuda)	77	44,973
WR Berkley Corp.	3,870	169,932
XL Group PLC (Ireland)	6,952	212,523

		5,649,691

Materials — 1.6%
Albemarle Corp.	26	1,721
Ball Corp.	460	22,489
Bemis Co., Inc.	53	2,115
CF Industries Holdings, Inc.	1,093	235,651
Cliffs Natural Resources, Inc.(a)	31	796

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Crown Holdings, Inc.*	27	$1,177
Cytec Industries, Inc.	18	1,496
Eastman Chemical Co.	36	2,836
Greif, Inc., Class A	38	2,033
H.B. Fuller Co.	17	814
International Flavors & Fragrances, Inc.	281	23,225
Kaiser Aluminum Corp.	321	21,651
Louisiana-Pacific Corp.	140	2,381
Minerals Technologies, Inc.	36	2,039
Monsanto Co.	227	23,808
Mosaic Co. (The)	18	825
NewMarket Corp.	372	115,826
Olin Corp.	5,464	122,995
Owens-Illinois, Inc.*	44	1,399
Packaging Corp. of America	283	17,625
Schweitzer-Mauduit International, Inc.	2,125	131,495
Scotts Miracle-Gro Co. (The), Class A	38	2,231
Sealed Air Corp.	52	1,569
Sherwin-Williams Co. (The)	5	940
Sigma-Aldrich Corp.	301	26,015
Silgan Holdings, Inc.	25	1,127
Sonoco Products Co.	151	6,137
Southern Copper Corp.	1,676	46,844
Valhi, Inc.	17	312
Valspar Corp. (The)	1,424	99,637
Westlake Chemical Corp.	21	2,256
WR Grace & Co.*	1,230	112,742

		1,034,207

Media — 4.3%
AMC Networks, Inc., Class A*	16	1,121
Belo Corp., Class A	15,451	212,142
CBS Corp., Class B, non-voting shares	2,856	168,904
Cinemark Holdings, Inc.	381	12,501
Comcast Corp., Class A	1,407	66,945
DIRECTV*	2,327	145,414
DISH Network Corp. Class A	1,190	57,358
Gannett Co., Inc.	7,728	213,834
Interpublic Group of Cos., Inc. (The)	10,880	182,784
John Wiley & Sons, Inc., Class A	2,716	136,588
Liberty Media Corp., Class A*	3	459
Meredith Corp.	4,131	211,920

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Morningstar, Inc.	15	$1,204
New York Times Co. (The), Class A	5,453	75,416
News Corp., Class A*	264	4,646
Nielsen Holdings NV (Netherlands)	23	907
Omnicom Group, Inc.	2,860	194,795
Regal Entertainment Group, Class A	96	1,825
Scholastic Corp.	288	8,263
Scripps Networks Interactive, Inc., Class A	22	1,771
Shutterstock, Inc.*	35	2,478
Sinclair Broadcast Group, Inc., Class A	7,200	230,832
Starz., Class A*	8,140	245,421
Time Warner Cable, Inc.	423	50,823
Time Warner, Inc.	1,810	124,419
Twenty-First Century Fox, Inc.	70	2,386
Valassis Communications, Inc.(a)	7,959	217,758
Viacom, Inc., Class B	1,846	153,753
Washington Post Co. (The), Class B	48	30,879

		2,757,546

Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
AbbVie, Inc.	4,119	199,566
Actavis PLC (Ireland)*	773	119,413
Agilent Technologies, Inc.	45	2,284
Allergan, Inc.	1,455	131,838
Amgen, Inc.	1,207	140,012
Biogen Idec, Inc.*	5	1,221
Celgene Corp.*	11	1,633
Cubist Pharmaceuticals, Inc.*	1,152	71,424
Eli Lilly & Co.	3,377	168,242
Endo Health Solutions, Inc.*	5,654	247,249
FEI Co.	19	1,693
Gilead Sciences, Inc.*	34	2,414
Incyte Corp., Ltd.*	59	2,301
Jazz Pharmaceuticals PLC (Ireland)*	44	3,993
Johnson & Johnson	944	87,424
Life Technologies Corp.*	18	1,356
Merck & Co., Inc.	18	812
Mylan, Inc.*	1,126	42,642
Myriad Genetics, Inc.*(a)	8,993	219,249
PDL BioPharma, Inc.(a)	27,458	222,135
Pfizer, Inc.	3,087	94,709
Pharmacyclics, Inc.*	11	1,305
Questcor Pharmaceuticals, Inc.(a)	2,487	152,627

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Quintiles Transnational Holdings, Inc.*	70	$2,939
Salix Pharmaceuticals, Ltd.*	17	1,220
Santarus, Inc.*	74	1,726
Techne Corp.	1,369	119,637
United Therapeutics Corp.*	2,902	256,885
Waters Corp.*	24	2,422

		2,300,371

Real Estate — 0.2%
Alexander & Baldwin, Inc.*	42	1,554
Alexander’s, Inc. REIT	1	322
Altisource Asset Management Corp. (Virgin Islands)*	1	640
American Homes 4 Rent, Class A*	20	310
Brandywine Realty Trust REIT	25	356
BRE Properties, Inc. REIT	8	437
Brookfield Property Partners LP (Bermuda)	2,257	43,470
Capstead Mortgage Corp. REIT	29	343
Chambers Street Properties. REIT*	35	327
Cole Real Estate Investment, Inc. REIT	57	809
CommonWealth REIT	12	292
Corporate Office Properties Trust REIT	8	197
DDR Corp. REIT	17	288
Duke Realty Corp. REIT	21	348
EastGroup Properties, Inc. REIT	9	573
Federal Realty Investment Trust REIT	3	311
HCP, Inc. REIT	7	290
Health Care, Inc. REIT	7	454
Host Hotels & Resorts, Inc. REIT	29	538
Jones Lang LaSalle, Inc	967	92,058
Kimco Realty Corp. REIT	12	258
LTC Properties, Inc. REIT	7	276
MFA Financial, Inc. REIT	32	237
National Health Investors, Inc. REIT	5	313
National Retail Properties, Inc. REIT	10	344
New Residential Investment Corp.	51	337
Omega Healthcare Investors, Inc. REIT	11	366
Parkway Properties, Inc. Md. REIT	30	543

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Pennsylvania Real Estate Investment Trust	23	$418
Potlatch Corp.	12	490
PS Business Parks, Inc. REIT	5	407
Public Storage REIT	3	501
Taubman Centers, Inc. REIT	3	197
UDR, Inc. REIT	11	273
Vornado Realty Trust REIT	3	267
Washington REIT	9	236
Weingarten Realty Investors REIT	12	381
Weyerhaeuser Co. REIT	8	243

		150,004

Retailing — 8.0%
Aaron’s, Inc.*	15	426
Abercrombie & Fitch Co., Class A	1,595	59,781
Advance Auto Parts, Inc.	1,603	158,986
American Eagle Outfitters, Inc.	11,867	183,820
ANN, Inc.*	109	3,854
Asbury Automotive Group, Inc.*	21	1,009
Ascena Retail Group, Inc.*	4,063	80,407
AutoNation, Inc.*	20	965
AutoZone, Inc.*	362	157,358
Bed Bath & Beyond, Inc.*	2,349	181,625
Best Buy Co., Inc.	5,246	224,529
Big Lots, Inc.*	1,618	58,830
Buckle, Inc. (The)(a)	4,273	209,121
Chico’s FAS, Inc.	8,124	139,327
Childrens Place Retail Stores, Inc. (The)*	1,775	96,897
Dick’s Sporting Goods, Inc.	135	7,183
Dillard’s, Inc., Class A	141	11,559
Dollar General Corp.*	1,392	80,430
Dollar Tree, Inc.*	1,603	93,615
DSW, Inc., Class A	913	80,043
Expedia, Inc.	38	2,237
Express, Inc.*	9,184	213,161
Family Dollar Stores, Inc.	27	1,860
Finish Line, Inc. (The), Class A	134	3,355
Foot Locker, Inc.	4,835	167,774
GameStop Corp., Class A	4,547	249,267
Gap, Inc. (The)	5,255	194,382
Genesco, Inc.*	19	1,294
Genuine Parts Co.	1,150	90,654
GNC Holdings, Inc., Class A	2,099	123,463

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Group 1 Automotive, Inc.	884	$56,576
Groupon, Inc.*	1,033	9,431
Guess?, Inc.	4,140	129,375
Hibbett Sports, Inc.*	1,644	95,895
Home Depot, Inc. (The)	472	36,764
HSN, Inc.	2,684	140,642
Jos A Bank Clothiers, Inc.*	802	38,480
Kohl’s Corp.	52	2,954
L Brands, Inc.	2,927	183,259
Lithia Motors, Inc., Class A	112	7,039
Macy’s, Inc.	2,582	119,056
Men’s Wearhouse, Inc. (The)	29	1,227
Murphy USA, Inc.*	3	122
Nordstrom, Inc.	530	32,049
OfficeMax, Inc.	153	2,292
O’Reilly Automotive, Inc.*	370	45,810
Panera Bread Co., Class A*	9	1,421
PetSmart, Inc.	2,163	157,380
Pier 1 Imports, Inc.	3,450	72,036
priceline.com, Inc.*	2	2,108
RetailMeNot, Inc.*	42	1,370
Ross Stores, Inc.	2,258	174,656
Sally Beauty Holdings, Inc.*	5,638	148,392
Select Comfort Corp.*	7,869	144,160
Signet Jewelers, Ltd. (Bermuda)	32	2,389
Staples, Inc.	10,676	172,097
Target Corp.	10	648
Tiffany & Co.	12	950
TJX Cos., Inc.	2,997	182,188
TripAdvisor, Inc.*	25	2,068
Urban Outfitters, Inc.*	2,900	109,852
Vitamin Shoppe, Inc.*	1,572	73,743
Williams-Sonoma, Inc.	1,543	80,915
World Fuel Services Corp.	1,724	65,771

		5,170,327

Semiconductors & Semiconductor Equipment — 2.6%
Altera Corp.	2,491	83,698
Analog Devices, Inc.	2,215	109,200
Broadcom Corp., Class A	6,708	179,238
Cabot Microelectronics Corp.*	2,624	107,295
Cirrus Logic, Inc.*	10,003	224,367
Entegris, Inc.*	259	2,681
First Solar, Inc.*	630	31,670
Hittite Microwave Corp.*	1,631	104,205

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.	5,103	$124,666
KLA-Tencor Corp.	3,517	230,715
Linear Technology Corp.	1,314	54,058
Maxim Integrated Products, Inc.	1,540	45,738
NVIDIA Corp.	15,130	229,673
Skyworks Solutions, Inc.*	743	19,155
Teradyne, Inc.*	63	1,102
Texas Instruments, Inc.	37	1,557
Xilinx, Inc.	2,631	119,500

		1,668,518

Software & Services — 11.0%
Accenture PLC., Class A (Ireland)	2,871	211,018
ACI Worldwide, Inc.*	21	1,158
Activision Blizzard, Inc.	14,635	243,526
Advent Software, Inc.	34	1,141
Akamai Technologies, Inc.*	14	626
Amdocs Ltd. (Channel Islands)	5,371	206,515
ANSYS, Inc.*	22	1,924
AOL, Inc.	4,009	145,286
Aspen Technology, Inc.*	48	1,835
Autodesk, Inc.*	30	1,197
Automatic Data Processing, Inc.	230	17,243
Bankrate, Inc.*	135	2,273
Blackbaud, Inc.	28	1,008
Booz Allen Hamilton Holding Corp.	12,021	238,016
Broadridge Financial Solutions, Inc.	5,894	207,233
CA, Inc.	6,862	217,937
CACI International, Inc., Class A*	3,183	229,112
Cadence Design Systems, Inc.*	75	973
Citrix Systems, Inc.*	12	681
Cognizant Technology Solutions Corp., Class A*	1,246	108,315
Computer Sciences Corp.	1,018	50,147
Convergys Corp.	2,741	54,107
CoreLogic, Inc.*	4,746	157,899
DST Systems, Inc.	1,026	86,974
eBay, Inc.*	17	896
Euronet Worldwide, Inc.*	32	1,389
FactSet Research Systems, Inc.(a)	295	32,137
Fair Isaac Corp.	3,025	173,272
Fidelity National Information Services Inc.	313	15,259
Fiserv, Inc.*	1,056	110,595
FleetCor Technologies, Inc.*	12	1,384

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	44	$885
Gartner, Inc.*	31	1,827
Genpact, Ltd. (Bermuda)*	53	1,052
Global Payments, Inc.	3,610	214,723
Google, Inc., Class A*	2	2,061
Heartland Payment Systems, Inc.(a)	3,470	140,362
IAC/InterActiveCorp.	4,078	217,724
iGATE Corp.*	5,648	179,832
International Business Machines Corp.	1,019	182,616
Intuit, Inc.	2,054	146,676
j2 Global, Inc.	3,263	179,400
Jack Henry & Associates, Inc.	43	2,348
Leidos Holdings, Inc.	3,279	154,408
Lender Processing Services, Inc.	5,630	194,348
Manhattan Associates, Inc.*	277	29,503
ManTech International Corp., Class A(a)	6,898	192,730
MasterCard, Inc., Class A	19	13,625
MAXIMUS, Inc.	24	1,163
MICROS Systems, Inc.*	3,981	215,969
Microsoft Corp.	6,754	238,754
MoneyGram International, Inc.*	15	317
Netscout Systems, Inc.*	5,502	155,817
NeuStar, Inc., Class A*	4,196	192,680
NIC, Inc.	78	1,920
OpenTable, Inc.*	13	903
Oracle Corp.	6,775	226,962
Paychex, Inc.	2,943	124,371
Pegasystems, Inc.	43	1,637
Progress Software Corp.*	44	1,142
PTC, Inc.*	40	1,109
Sapient Corp.*	2,595	41,027
Science Applications International Corp.	6,129	216,047
SolarWinds, Inc.*	19	688
Solera Holdings, Inc.	14	787
SS&C Technologies Holdings, Inc.*	33	1,297
Symantec Corp.	4,764	108,333
Synopsys, Inc.*	23	838
Syntel, Inc.	2,627	225,502
Take-Two Interactive Software, Inc.*	10,699	191,619
TeleTech Holdings, Inc.*	1,939	51,325
Teradata Corp.*	3,487	153,672

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
TIBCO Software, Inc.*	17	$418
Total System Services, Inc.	1,279	38,153
United Rentals, Inc.*	15	969
ValueClick, Inc.*	11,678	224,334
Vantiv, Inc., Class A*	34	935
Verint Systems, Inc.*	37	1,351
VeriSign, Inc.*	1,639	88,965
Visa, Inc., Class A	61	11,997
VMware, Inc., Class A*	14	1,138
Western Union Co. (The)	14,456	246,041

		7,143,376

Technology Hardware & Equipment — 6.7%
Amphenol Corp., Class A	480	38,539
Anixter International, Inc.*	37	3,163
Apple, Inc.	517	270,055
ARRIS Group, Inc.*	69	1,232
Arrow Electronics, Inc.*	50	2,401
Avnet, Inc.*	70	2,779
AVX Corp.	728	9,646
Brocade Communications Systems, Inc.*	27,955	224,199
CDW Corp.*	5,048	111,006
Cisco Systems, Inc.	10,394	233,865
Cognex Corp.	34	1,062
Dolby Laboratories, Inc., Class A(a)	5,489	196,177
EMC Corp.	7,874	189,527
F5 Networks, Inc.*	2,255	183,805
FLIR Systems, Inc.	1,932	55,023
Harris Corp.	3,984	246,849
Hewlett-Packard Co.	9,287	226,324
Ingram Micro, Inc., Class A*	36	834
InterDigital, Inc.	6,288	243,660
InvenSense, Inc.*(a)	5,560	93,908
IPG Photonics Corp.(a)	39	2,585
Jabil Circuit, Inc.	109	2,274
Juniper Networks, Inc.*	4,706	87,720
Lexmark International, Inc., Class A	24	853
Littelfuse, Inc.	13	1,105
Motorola Solutions, Inc.	2,158	134,918
NetApp, Inc.	45	1,746
NETGEAR, Inc.*	5,145	147,970
Plantronics, Inc.	3,164	135,862
QLogic Corp.*	7,307	90,241
QUALCOMM, Inc.	2,897	201,255

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
SanDisk Corp.	2,907	$202,036
Sanmina Corp.*	3,882	56,522
Seagate Technology PLC (Ireland)	5,124	249,436
Synaptics, Inc.*	2,775	129,038
SYNNEX Corp.*	1,228	75,276
TE Connectivity, Ltd. (Switzerland)	33	1,699
Tyco International, Ltd. (Switzerland)	42	1,535
Ubiquiti Networks, Inc.(a)	52	2,006
Vishay Intertechnology, Inc.*	153	1,877
Western Digital Corp.	3,038	211,536
Xerox Corp.	12,729	126,526
Zebra Technologies Corp., Class A*	2,765	133,577

		4,331,647

Telecommunication Services — 0.0%
AT&T, Inc.	20	724
CenturyLink, Inc.	31	1,050
Frontier Communications Corp.(a)	186	820

		2,594

Transportation — 0.8%
Alaska Air Group, Inc.	14	989
Allegiant Travel Co.	657	68,505
AMERCO	3	606
C.H. Robinson Worldwide, Inc.	1,508	90,088
CSX Corp.	39	1,016
Delta Air Lines, Inc.	63	1,662
Expeditors International of Washington, Inc.	2,251	101,948
FedEx Corp.	9	1,179
Heartland Express, Inc.	2,588	37,164
Hertz Global Holdings, Inc.*	20	459
Hub Group, Inc., Class A*	53	1,947
Knight Transportation, Inc.	54	916
Landstar System, Inc.	1,428	78,954
Norfolk Southern Corp.	12	1,032
Old Dominion Freight Line, Inc.*	5	234
Spirit Airlines, Inc.*	1,115	48,112
Union Pacific Corp.	6	908
United Parcel Service, Inc., Class B	477	46,860

COMMON STOCKS — (Continued)
Transportation — (Continued)
US Airways Group, Inc.*	97	$2,131
Werner Enterprises, Inc.	89	2,061
Wesco Aircraft Holdings, Inc.*	67	1,227

		487,998

Utilities — 0.0%
AES Corp.	25	352
Ameren Corp.	24	868
Edison International	34	1,667
Hawaiian Electric Industries, Inc.(a)	14	373
NRG Yield, Inc., Class A	10	354
Pinnacle West Capital Corp.	12	672
Public Service Enterprise Group, Inc.	33	1,106

		5,392

TOTAL COMMON STOCKS (Cost $50,466,741)		63,693,997

EXCHANGE TRADED FUNDS — 1.6%
SPDR S&P 500 ETF Trust	6,126	1,076,523

TOTAL EXCHANGE TRADED FUNDS (Cost $914,978)		1,076,523

SECURITIES LENDING COLLATERAL — 6.9%
BNY Mellon Securities Lending Overnight Fund	4,472,538	4,472,538

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,472,538)		4,472,538

TOTAL INVESTMENTS - 106.7%
(Cost $55,854,257)		$69,243,058

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%		(4,355,561)

NET ASSETS - 100.0%		$64,887,497

*	Non-income producing.
(a)	All or a portion of the security is on loan. (see Note 5 of the Notes to Financial Statements)

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Capital Goods — 12.6%
AECOM Technology Corp.*	1,929	$61,304
Chicago Bridge & Iron Co. NV (Netherlands)	54,254	4,019,679
Crane Co.	2,582	163,957
EMCOR Group, Inc.	7,579	280,878
Fluor Corp.	77,415	5,745,741
Foster Wheeler AG (Switzerland)*	70,896	1,913,483
General Dynamics Corp.	49,828	4,316,600
Jacobs Engineering Group, Inc.*	20,775	1,263,536
Joy Global, Inc.	45,365	2,574,464
Lockheed Martin Corp.	34,420	4,589,563
Northrop Grumman Corp.	60,973	6,555,207
Oshkosh Corp.*	73,519	3,498,769
Raytheon Co.	80,510	6,631,609

		41,614,790

Commercial & Professional Services — 6.1%
Deluxe Corp.	146,087	6,879,237
Dun & Bradstreet Corp. (The)	33,912	3,689,286
FTI Consulting, Inc.*	207	8,400
Herman Miller, Inc.	7,766	235,620
Pitney Bowes, Inc.(a)	317,662	6,778,907
Robert Half International, Inc.	22,891	881,990
Towers Watson & Co., Class A	3,254	373,592
West Corp.	61,701	1,358,656

		20,205,688

Consumer Durables & Apparel — 5.3%
Coach, Inc.	112,010	5,676,667
Crocs, Inc.*	9,679	117,890
Garmin, Ltd. (Switzerland)(a)	58,575	2,738,381
Steven Madden, Ltd.*	70,983	2,603,656
Sturm Ruger & Co., Inc.(a)	89,373	5,845,888
Tupperware Brands Corp.	7,591	680,533

		17,663,015

Consumer Services — 3.6%
Apollo Group, Inc., Class A*	148,573	3,965,413
International Game Technology	58,487	1,099,556
Interval Leisure Group, Inc.	88,807	2,155,346
Weight Watchers International, Inc.(a)	148,029	4,753,211

		11,973,526

Diversified Financials — 0.0%
Outerwall, Inc.*(a)	1,309	85,059

Food, Beverage & Tobacco — 9.3%
Altria Group, Inc.	177,158	6,595,592

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dr Pepper Snapple Group, Inc.	86,707	$4,105,576
Lorillard, Inc.	133,430	6,806,264
Philip Morris International, Inc.	37,388	3,332,019
Reynolds American, Inc.	128,004	6,575,565
Vector Group, Ltd.	222,054	3,590,613

		31,005,629

Health Care Equipment & Services — 9.7%
Cardinal Health, Inc.	48,952	2,871,524
Chemed Corp.(a)	93,122	6,315,534
CR Bard, Inc.	7,112	968,797
Globus Medical, Inc., Class A*	1,711	32,851
Intuitive Surgical, Inc.*	3,080	1,144,220
Laboratory Corp. of America Holdings*	31,326	3,160,793
McKesson Corp.	18,501	2,892,446
MEDNAX, Inc.*	38,883	4,239,025
Medtronic, Inc.	57,941	3,325,813
Quality Systems, Inc.	18,773	428,400
Quest Diagnostics, Inc.	61,849	3,705,374
Select Medical Holdings Corp.	82,514	699,719
Stryker Corp.	10,684	789,120
Varian Medical Systems, Inc.*	22,248	1,614,760

		32,188,376

Household & Personal Products — 1.6%
Energizer Holdings, Inc.	8,700	853,557
Prestige Brands Holdings, Inc.*	110,807	3,460,503
Revlon, Inc., Class A*	42,854	1,017,782

		5,331,842

Media — 7.5%
Belo Corp., Class A	276,326	3,793,957
Gannett Co., Inc.	63,529	1,757,847
Interpublic Group of Cos., Inc. (The)	129,127	2,169,334
John Wiley & Sons, Inc., Class A	14,119	710,045
McGraw-Hill Cos., Inc. (The)	53,015	3,694,085
Meredith Corp.	48,602	2,493,283
Omnicom Group, Inc.	48,088	3,275,274
Starz., Class A*	84,127	2,536,429
Valassis Communications, Inc.(a)	156,615	4,284,986

		24,715,240

Pharmaceuticals, Biotechnology & Life Sciences — 11.9%
AbbVie, Inc.	88,249	4,275,664
Actavis PLC (Ireland)*	12,036	1,860,500
Allergan, Inc.	5,837	528,891

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cubist Pharmaceuticals, Inc.*	24,844	$1,540,328
Eli Lilly & Co.	41,208	2,052,983
Endo Health Solutions, Inc.*	147,941	6,469,460
Myriad Genetics, Inc.*(a)	264,286	6,443,293
PDL BioPharma, Inc.(a)	795,718	6,437,359
Questcor Pharmaceuticals, Inc.(a)	58,747	3,605,303
United Therapeutics Corp.*	70,920	6,277,838

		39,491,619

Retailing — 7.2%
American Eagle Outfitters, Inc.	106,492	1,649,561
Bed Bath & Beyond, Inc.*	12,192	942,685
Buckle, Inc. (The)(a)	86,892	4,252,494
Express, Inc.*	145,057	3,366,773
Foot Locker, Inc.	12,265	425,596
GameStop Corp., Class A	102,434	5,615,432
Gap, Inc. (The)	88,802	3,284,787
L Brands, Inc.	14,358	898,954
Ross Stores, Inc.	10,847	839,015
Sally Beauty Holdings, Inc.*	1,572	41,375
Select Comfort Corp.*	101,466	1,858,857
TJX Cos., Inc.	11,733	713,249

		23,888,778

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Corp., Class A	25,921	692,609
Cirrus Logic, Inc.*	91,039	2,042,005
KLA-Tencor Corp.	43,777	2,871,771
NVIDIA Corp.	175,355	2,661,889

		8,268,274

Software & Services — 12.6%
Accenture PLC, Class A (Ireland)	37,871	2,783,518
Activision Blizzard, Inc.	246,817	4,107,035
Amdocs Ltd. (Channel Islands)	49,147	1,889,702
Booz Allen Hamilton Holding Corp.	145,535	2,881,593
Broadridge Financial Solutions, Inc.	19,982	702,567
CA, Inc.	81,156	2,577,515
CACI International, Inc., Class A*	38,608	2,779,004
IAC/InterActiveCorp.	16,855	899,888
International Business Machines Corp.	1,688	302,506
j2 Global, Inc.	1,652	90,827
Lender Processing Services, Inc.	10,259	354,141

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ManTech International Corp., Class A(a)	58,510	$1,634,769
MICROS Systems, Inc.*	15,110	819,718
Microsoft Corp.	115,767	4,092,363
NeuStar, Inc., Class A*	33,335	1,530,743
Oracle Corp.	110,809	3,712,102
Science Applications International Corp.	71,224	2,510,646
Syntel, Inc.	4,551	390,658
Take-Two Interactive Software, Inc.*	35,364	633,369
ValueClick, Inc.*	175,980	3,380,576
Western Union Co. (The)	222,018	3,778,746

		41,851,986

Technology Hardware & Equipment — 7.8%
Apple, Inc.	9,178	4,794,128
Cisco Systems, Inc.	192,611	4,333,748
Dolby Laboratories, Inc., Class A(a)	42,930	1,534,318
EMC Corp.	38,196	919,378
F5 Networks, Inc.*	12,130	988,716
Harris Corp.	41,620	2,578,775
Hewlett-Packard Co.	81,900	1,995,903
InterDigital, Inc.	74,769	2,897,299
QUALCOMM, Inc.	19,513	1,355,568
Seagate Technology PLC (Ireland)	64,809	3,154,902
Ubiquiti Networks, Inc.(a)	11,161	430,591
Western Digital Corp.	11,301	786,889

		25,770,215

Transportation — 0.9%
Spirit Airlines, Inc.*	66,603	2,873,919

TOTAL COMMON STOCKS (Cost $262,060,456)		326,927,956

EXCHANGE TRADED FUNDS — 0.9%
SPDR S&P 500 ETF Trust	16,063	2,822,752

TOTAL EXCHANGE TRADED FUNDS (Cost $2,604,129)		2,822,752

SECURITIES LENDING COLLATERAL — 13.8%
BNY Mellon Securities Lending Overnight Fund	45,874,010	45,874,010

TOTAL SECURITIES LENDING COLLATERAL (Cost $45,874,010)		45,874,010

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS - 113.3% (Cost $310,538,595)	375,624,718

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(44,150,749)

NET ASSETS - 100.0%	$331,473,969

*	Non-income producing.
(a)	All or a portion of the security is on loan. (see Note 5 of the Notes to Financial Statements)

SPDR    Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.7%
Australia — 6.7%
APN News & Media, Ltd.*	6,556	$2,881
Coca-Cola Amatil, Ltd.	5,037	61,413
David Jones, Ltd.	17,187	44,185
Fairfax Media, Ltd.	114,544	65,498
Flight Centre, Ltd.	1,467	71,975
Goodman Fielder, Ltd.	86,245	61,951
Iluka Resources, Ltd.	3,988	38,823
JB Hi-Fi, Ltd.	3,664	75,494
Metcash, Ltd.	18,234	57,734
Monadelphous Group, Ltd.	3,865	66,412
Myer Holdings, Ltd.	17,982	42,489
Primary Health Care, Ltd.	12,637	59,003
Rio Tinto, Ltd.	1,105	66,831
Seven Group Holdings Ltd.	9,469	74,730
Seven West Media, Ltd.	30,683	73,080
Sonic Healthcare, Ltd.	1,034	15,773
Telstra Corp., Ltd.	12,764	62,491
UGL, Ltd.	871	6,067
Woodside Petroleum, Ltd.	1,707	62,631
WorleyParsons, Ltd.	2,920	60,882

		1,070,343

Belgium — 1.9%
Belgacom SA	1,749	47,886
Colruyt SA	419	23,436
Delhaize Group SA	847	54,126
Mobistar SA	2,973	51,709
NV Bekaert SA	1,660	69,656
Nyrstar	542	2,230
Solvay SA	330	51,661

		300,704

Brazil — 3.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	1,076	53,363
Cia Hering	3,764	54,691
Cia Siderurgica Nacional SA	6,700	36,458
Cosan SA Industria e Comercio	1,800	36,093
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,500	11,216
Diagnosticos da America SA	47	241
EcoRodovias Infraestrutura e Logistica SA	5,460	37,047
Fibria Celulose SA*	3,522	45,672
Hypermarcas SA	6,264	54,665
Marcopolo SA, Pref. shares	14	36

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
QGEP Participacoes SA	8,900	$43,106
Santos Brasil Participacoes SA (Units)	5,565	53,956
Telefonica Brasil SA, Pref. shares	3,200	70,522
Tim Participacoes SA	7,088	36,133
Totvs SA	75	1,272
Usinas Siderurgicas de Minas Gerais SA, Pref. shares*	8,500	45,076

		579,547

Canada — 8.4%
Agnico-Eagle Mines, Ltd.	25	738
Agrium, Inc.	61	5,207
Aimia, Inc.	2,534	44,791
Alamos Gold, Inc.	3,908	62,257
ATS Automation Tooling Systems, Inc.*	328	4,536
BCE, Inc. (Canada)	878	38,219
Bell Aliant, Inc. (Units)	945	23,937
Blackberry, Ltd.*	4,220	33,380
CAE, Inc.	1,838	21,066
Canadian National Railway Co.	192	21,107
Canadian Oil Sands, Ltd.	1,013	19,742
Canadian Tire Corp., Ltd., Class A	580	53,836
Celestica, Inc.*	4,103	44,969
CGI Group, Inc., Class A*	983	32,989
Cineplex, Inc.	200	8,056
Corus Entertainment, Inc., Class B	1,969	45,890
Dollarama, Inc.	94	8,080
Domtar Corp.	730	61,838
Eldorado Gold Corp.	6,736	45,468
Empire Co., Ltd., Class A	498	36,672
Endeavour Silver Corp.*	9	38
George Weston, Ltd.	55	4,481
Gildan Activewear, Inc.	367	17,725
Goldcorp, Inc.	43	1,093
Gran Tierra Energy, Inc.*	5,635	42,770
Jean Coutu Group PJC, Inc. (The), Class A	2,342	41,397
Just Energy Group, Inc. (Units)	47	334
Loblaw Cos., Ltd.	444	20,308
Magna International, Inc.	230	19,481
Manitoba Telecom Services, Inc.	1,613	45,591
Methanex Corp.	530	30,738
Metro, Inc., Class A	713	44,607

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
North West Co., Inc. (The)	295	$7,336
Open Text Corp.	216	15,841
Pan American Silver Corp.	3,789	40,201
Potash Corp. of Saskatchewan, Inc.	900	27,967
Ritchie Bros Auctioneers, Inc.	1,263	24,966
Rogers Communications, Inc., Class B	818	37,145
Russel Metals, Inc.	123	3,397
Saputo, Inc.	52	2,573
Shaw Communications, Inc., Class B	1,561	37,339
ShawCor Ltd.	1,091	45,862
Sherritt International Corp.	290	994
Shoppers Drug Mart Corp.	730	42,652
Silver Standard Resources, Inc.*	18	101
Stantec, Inc.	564	33,517
Teck Resources, Ltd., Class B	35	936
TELUS Corp.	1,145	39,995
Thomson Reuters Corp.	326	12,248
Tim Hortons, Inc.	383	22,880
Transcontinental, Inc., Class A	433	6,915
Westjet Airlines, Ltd.	1,730	45,015
Yellow Media, Ltd.*	66	852

		1,330,073

China — 1.6%
Beijing Capital International Airport Co. Ltd., Class H	28,000	19,755
China BlueChemical Ltd., Class H	8,000	5,139
Dongfang Electric Corp., Ltd., Class H	26,200	42,174
FIH Mobile, Ltd.*	106,000	59,747
Jiangsu Expressway Co., Ltd., Class H	46,000	57,908
Jiangxi Copper Co., Ltd., Class H	34,000	65,342

		250,065

Denmark — 1.0%
Carlsberg A/S, Class B	244	24,363
H Lundbeck A/S	1,563	33,603
Novo Nordisk A/S, Class B	64	10,649
TDC A/S	3,837	34,645
Vestas Wind Systems A/S*	2,229	59,851

		163,111

Finland — 2.1%
Elisa OYJ	52	1,301

	Number of Shares	Value
COMMON STOCKS — (Continued)
Finland — (Continued)
Kesko OYJ, Class B	1,645	$54,676
Konecranes OYJ	1,038	35,008
Metso OYJ	1,044	41,107
Neste Oil OYJ	3,357	66,592
Nokian Renkaat OYJ	193	9,766
Orion OYJ, Class B	1,014	27,246
Outotec OYJ	3,772	37,335
Rautaruukki OYJ	2,374	20,581
Sanoma OYJ	1,442	12,530
Tieto OYJ	816	17,948
Wartsila OYJ	202	8,960

		333,050

France — 8.8%
Alstom SA	870	32,366
Altran Technologies SA	5,550	49,282
Arkema SA	431	48,934
Atos	633	54,043
BioMerieux	75	7,531
Bouygues SA	281	10,984
Cap Gemini SA	952	62,626
Casino Guichard Perrachon SA	227	25,554
Cie Generale des Etablissements Michelin	524	54,797
Compagnie de St-Gobain	1,117	58,761
Danone SA	113	8,380
Eiffage SA	138	8,193
GDF Suez	284	7,073
Havas SA	3,318	27,643
Ingenico	157	11,822
Ipsen SA	56	2,457
Ipsos	655	27,627
JCDecaux SA	238	9,562
Kering	55	12,497
Lafarge SA	290	20,073
Lagardere SCA	196	7,129
Legrand SA	724	41,119
Metropole Television SA	3,154	72,693
Neopost SA	595	45,046
Nexans SA	124	5,539
Orange SA, SP ADR	4,654	63,899
PagesJaunes Groupe*	13,620	31,807
Pernod-Ricard SA	90	10,815
Plastic Omnium SA	600	17,189
Publicis Groupe SA	448	37,366

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Rexel SA	836	$20,942
Safran SA	148	9,460
Sanofi, ADR	44	2,353
Schneider Electric SA	315	26,538
SEB SA	521	46,808
Societe BIC SA	186	23,247
Societe Television Francaise 1	3,850	74,228
Sodexo	223	21,646
Technicolor SA*	10,949	59,316
Teleperformance SA	814	43,170
Thales SA	212	13,011
Total SA	522	32,081
UBISOFT Entertainment*	3,696	47,573
Valeo SA	598	59,393
Vinci SA	627	40,220
Zodiac Aerospace	1	160

		1,392,953

Germany — 5.4%
Adidas AG	306	34,934
Axel Springer AG	544	32,806
BASF SE	577	60,034
Bayer AG, Reg. shares	188	23,366
Bilfinger Berger SE	26	2,887
Deutsche Telekom AG, Reg. shares	1,722	27,121
Dialog Semiconductor PLC*	125	2,408
Draegerwerk AG & Co. KGaA, Pref.shares	221	25,956
Fielmann AG	92	10,293
Freenet AG	1,345	35,035
Fresenius Medical Care AG & Co. KGaA	425	28,137
Gildemeister AG	958	31,562
HeidelbergCement AG	220	17,343
Henkel AG & Co. KGaA, Pref. shares	340	36,792
K+S AG, Reg. shares	2,125	54,213
Kloeckner & Co. SE*	2,885	40,797
Merck KGaA	275	45,777
Metro AG	244	11,441
Pfeiffer Vacuum Technology AG	140	16,330
ProSiebenSat.1 Media AG, Pref.shares	804	38,295
Puma SE	6	1,788
Rheinmetall AG	816	50,616
SAP AG, SP ADR	126	9,872

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
SMA Solar Technology AG	861	$35,164
Software AG	1,517	56,313
Stada Arzneimittel AG	767	44,160
Suedzucker AG	1,607	51,777
Wincor Nixdorf AG	413	27,370

		852,587

Greece — 0.3%
OPAP SA	3,498	43,457

Hong Kong — 0.6%
China Mobile, Ltd., SP ADR	1,074	55,869
Geely Automobile Holdings Ltd.	90,000	45,389

		101,258

Ireland — 0.3%
C&C Group PLC*	722	4,233
Kerry Group PLC, Class A	132	8,453
Smurfit Kappa Group PLC*	1,334	32,421
UBM PLC	506	5,545

		50,652

Italy — 4.5%
Amplifon SpA	1,454	7,758
Ansaldo STS SpA	4,052	43,078
Atlantia SpA	402	8,816
Buzzi Unicem SpA	382	6,623
Danieli & C. Officine Meccaniche SpA	2,031	62,515
De’Longhi SpA	1,443	22,335
DiaSorin SpA	1,091	51,638
Eni SpA	2,411	61,052
Finmeccanica SpA*	6,117	44,891
Gruppo Editoriale L’espresso SpA*	8,277	16,543
Indesit Co. SpA	303	3,135
Iren SpA	23,688	35,443
Italcementi SpA	3,094	27,516
Lottomatica SpA	1,819	55,298
Mediaset SpA*	8,355	41,882
Pirelli & C. SpA	2,725	38,405
Prysmian SpA	1,732	42,329
Recordati SpA	3,070	40,308
Safilo Group SpA*	2,219	45,494
Telecom Italia SpA, SP ADR	5,664	55,281

		710,340

Japan — 18.0%
Alfresa Holdings Corp.	1,100	59,961
Azbil Corp.	2,600	62,561

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Capcom Co., Ltd.	3,200	$59,652
Central Japan Railway Co.	400	51,663
Chiyoda Corp.	4,000	50,524
Daihatsu Motor Co., Ltd.	2,000	38,686
Daito Trust Construction Co., Ltd.	600	61,080
Dena Co., Ltd.	3,000	65,260
Ebara Corp.	10,000	53,493
Gree, Inc.	7,700	66,170
Hakuhodo DY Holdings, Inc.	8,300	63,982
IHI Corp.	1,000	4,210
IT Holdings Corp.	4,900	70,313
Japan Petroleum Exploration Co.	1,300	52,751
Japan Tobacco, Inc.	800	28,882
JGC Corp.	1,000	38,086
Kobayashi Pharmaceutical Co., Ltd.	300	16,750
Kose Corp.	1,900	55,437
Kuraray Co., Ltd.	3,600	42,103
Kurita Water Industries, Ltd.	2,600	56,586
KYORIN Holdings, Inc.	2,200	46,739
Lintec Corp.	3,000	61,995
Matsumotokiyoshi Holdings Co., Ltd.	1,900	63,958
Medipal Holdings Corp.	4,500	60,592
Miraca Holdings, Inc.	1,100	49,390
Mitsubishi Heavy Industries, Ltd.	8,000	50,605
Mitsubishi Tanabe Pharma Corp.	4,200	59,115
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	64,436
Nippon Electric Glass Co., Ltd.	10,000	51,257
Nippon Television Holdings, Inc.	2,800	51,142
NTT DoCoMo, Inc., SP ADR	3,669	58,227
Obic Co., Ltd.	2,200	68,911
Oracle Corp. Japan	400	15,784
Otsuka Corp.	500	64,731
Point, Inc.	420	19,605
Ryohin Keikaku Co., Ltd.	600	59,738
Sankyo Co., Ltd.	1,200	56,870
Sankyu, Inc.	15,000	53,544
Seino Holdings Co., Ltd.	6,000	59,005
Shimamura Co., Ltd.	400	44,869
Shionogi & Co., Ltd.	2,700	59,475
Showa Shell Sekiyu KK	4,900	52,523
SKY Perfect JSAT Holdings, Inc.	11,900	68,619
Sundrug Co., Ltd.	1,300	64,584
Taisei Corp.	14,000	71,474

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Toagosei Co., Ltd.	12,000	$54,185
Toho Holdings Co., Ltd.	3,200	61,637
Tokai Rika Co., Ltd.	2,700	56,949
Toppan Printing Co., Ltd.	8,000	62,972
Toshiba Plant Systems & Services Corp.	3,000	52,813
Toyo Suisan Kaisha, Ltd.	1,000	31,730
Trend Micro, Inc.	700	25,913
Tsuruha Holdings, Inc.	600	54,368
USS Co., Ltd.	4,500	65,717
Yahoo Japan Corp.	5,000	23,238

		2,864,860

Luxemburg — 0.7%
ArcelorMittal	3,352	52,953
Oriflame Cosmetics SA, SDR	1,274	40,304
Tenaris SA, ADR	295	13,810

		107,067

Mexico — 1.5%
Alfa SAB de CV, Class A	15,608	42,731
America Movil SAB de CV, ADR, Class L	2,237	47,894
Arca Continental SAB de CV	2,913	17,236
Cemex SAB de CV, SP ADR*	2,424	25,646
Coca-Cola Femsa SAB de CV, SP ADR	120	14,585
Fomento Economico Mexicano SABde CV, SP ADR	5	466
Grupo Aeroportuario del Sureste SABde CV, ADR	78	9,283
Grupo Bimbo SAB de CV, Class A	4,517	15,198
Grupo Mexico SAB de CV, Class B	10,146	32,155
Grupo Televisa SA, SP ADR	190	5,784
Industrias Penoles SAB de CV	61	1,771
Kimberly-Clark de Mexico SAB de CV, Class A	7,320	22,256
Wal-Mart de Mexico SAB de CV	3,414	8,876

		243,881

Netherlands — 1.3%
Akzo Nobel NV	497	36,142
Arcadis NV	177	5,557
ASML Holding NV, Reg. shares	1	95
Koninklijke Ahold NV	2,513	47,837
Koninklijke Philips Electronics NV	614	21,742
Royal Imtech NV*	8,620	25,397

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
STMicroelectronics NV	3,851	$29,783
TomTom NV*	342	2,647
Wolters Kluwer NV	1,231	33,394

		202,594

New Zealand — 1.3%
Fletcher Building, Ltd.	8,714	71,906
Sky Network Television, Ltd.	13,409	68,670
Telecom Corp. of New Zealand, Ltd.	31,552	61,246

		201,822

Norway — 0.8%
Kvaerner ASA	1,888	3,076
Statoil ASA	1,496	35,433
Telenor ASA	1,027	24,670
TGS Nopec Geophysical Co. ASA	1,849	50,876
Yara International ASA	390	16,837

		130,892

Singapore — 1.1%
Flextronics International, Ltd.	7,601	59,972
SATS, Ltd.	22,000	60,216
Singapore Post, Ltd.	54,000	56,947

		177,135

South Korea — 1.1%
Kangwon Land, Inc.	2,380	65,404
KT&G Corp.	837	61,152
LG Display Co., Ltd.*	2,300	54,099

		180,655

Spain — 2.4%
Acerinox SA	5,379	70,952
Amadeus IT Holding SA, Class A	586	21,761
Construcciones y Auxiliar de Ferrocarriles SA	70	36,387
Distribuidora Internacional de Alimentacion SA	849	7,761
Duro Felguera SA	6,891	45,097
Ebro Foods SA	1,192	26,931
Indra Sistemas SA	55	909
Melia Hotels International SA	1,964	22,293
Prosegur Cia de Seguridad SA, Reg. shares	233	1,386
Repsol SA	2,142	57,526
Tecnicas Reunidas SA	803	41,376
Telefonica SA	2,830	49,894

		382,273

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 2.7%
Assa Abloy AB, Class B	144	$7,149
Atlas Copco AB, Class A	936	25,971
Autoliv, Inc.	341	30,427
Axfood AB	345	17,862
Betsson AB	1,005	31,639
Electrolux AB, Class B	1,288	31,802
Husqvarna AB, Class B	8,148	47,932
Loomis AB, Class B	471	11,302
Modern Times Group AB, Class B	603	32,923
Sandvik AB	3,681	49,818
Securitas AB, Class B	3,932	44,902
SKF AB, Class B	768	20,349
SSAB AB, Class A	6,745	44,467
Swedish Match AB	538	17,751
Telefonaktiebolaget LM Ericsson, SP ADR	1,139	13,657

		427,951

Switzerland — 2.8%
Actelion, Ltd., Reg. shares	708	54,816
Adecco SA, Reg. shares	397	29,293
Flughafen Zuerich AG, Reg. shares	9	4,989
Forbo Holding AG, Reg. shares	57	44,728
Galenica AG, Reg. shares	5	4,422
Georg Fischer AG, Reg. shares	36	24,837
Implenia AG	427	28,730
Kaba Holding AG, Reg. shares, Class B	76	32,521
Kuoni Reisen Holding AG, Reg. shares, Class B	103	43,591
Lonza Group AG, Reg. shares	36	3,218
Nestle SA, Reg. shares	146	10,539
Nobel Biocare Holding AG, Reg. shares	1,419	23,458
OC Oerlikon Corp. AG, Reg. shares*	2,700	37,791
Roche Holding AG, SP ADR	397	27,529
Schindler Holding AG, Participation Certificate	21	2,979
Sika AG, Bearer shares	4	12,613
Straumann Holding AG, Reg. shares	9	1,791
Sulzer AG, Reg. shares	172	26,937
Swisscom AG, Reg. shares	26	13,270
Temenos Group AG, Reg. shares	248	6,327
Transocean, Ltd.	421	19,816

		454,195

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 2.2%
Asustek Computer, Inc.	3,000	$22,975
Chunghwa Telecom Co., Ltd., ADR	9	287
Foxconn Technology Co., Ltd	5,250	13,188
Innolux Corp.*	129,000	51,153
Kinsus Interconnect Technology Corp.	2,000	7,148
Lite-On Technology Corp.	33,164	58,021
Novatek Microelectronics Corp.	11,000	43,619
Pegatron Corp.	34,000	47,332
Phison Electronics Corp.	6,000	43,295
Realtek Semiconductor Corp.	21,210	49,380
Taiwan Mobile Co., Ltd.	1,000	3,421
Unimicron Technology Corp.	5,000	3,957
Yageo Corp.	700	238

		344,014

United Kingdom — 10.6%
African Barrick Gold, Ltd.	12	37
Alent PLC	4,516	25,097
Associated British Foods PLC	9	327
AstraZeneca PLC, SP ADR	967	51,116
Bodycote PLC	3,564	37,602
British American Tobacco PLC, SP ADR	169	18,673
British Sky Broadcasting Group PLC	2,184	32,830
Britvic PLC	1,791	17,948
Cable & Wireless Communications PLC	16,677	12,512
Cobham PLC	4,564	21,090
Compass Group PLC	120	1,726
CSR PLC	397	3,498
Daily Mail & General Trust PLC, Class A	1,300	16,967
Darty PLC	10,052	13,297
Debenhams PLC	29,157	47,639
Dixons Retail PLC*	47,052	36,922
Electrocomponents PLC	3,038	14,531
Elementis PLC	2,652	11,018
Firstgroup PLC	27,762	51,414
Fresnillo PLC	5	78
GlaxoSmithKline PLC, SP ADR	418	21,999
Halfords Group PLC	9,672	65,677
Hays PLC	10,191	20,344
Hikma Pharmaceuticals PLC	777	14,963
Homeserve PLC	10,202	38,343

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
IMI PLC	416	$10,132
Imperial Tobacco Group PLC	519	19,381
Inchcape PLC	5,539	56,485
Intercontinental Hotels Group PLC, ADR	798	23,421
ITV PLC	2,871	8,788
Keller Group PLC	1,228	20,694
Kingfisher PLC	1,102	6,670
Ladbrokes PLC	14,598	44,730
Marks & Spencer Group PLC	1,622	13,095
Micro Focus International PLC	3,961	51,987
Mitie Group PLC	9,830	49,602
Mondi PLC	1,361	24,310
Morgan Crucible Co. PLC	7,620	37,143
Next PLC	381	33,264
Pace PLC	11,284	55,112
Premier Farnell PLC	10,891	39,448
Premier Oil PLC	5,718	31,805
QinetiQ Group PLC	14,109	44,770
Reckitt Benckiser Group PLC	274	21,299
Reed Elsevier PLC	68	953
Rentokil Initial PLC	5,270	8,830
Rexam PLC	1,385	11,537
Royal Dutch Shell PLC, ADR	425	29,546
Royal Mail PLC*	1,514	13,594
RPC Group PLC	613	5,013
Sage Group PLC (The)	6,685	36,133
Senior PLC	4,954	23,655
Serco Group PLC	2,277	20,336
Smith & Nephew PLC, SP ADR	531	34,096
Smiths Group PLC	864	19,880
Spectris PLC	389	14,421
Spirax-Sarco Engineering PLC	311	14,551
Spirent Communications PLC	25,063	44,567
Tesco PLC	4,650	27,154
Thomas Cook Group PLC*	13,522	31,243
Travis Perkins PLC	403	11,993
Ultra Electronics Holdings PLC	323	10,016
Unilever PLC, SP ADR	272	11,040
Vesuvius PLC	7,338	57,111
Vodafone Group PLC, SP ADR	866	31,886
William Hill PLC	1,978	12,715
WPP PLC	271	5,757

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
WS Atkins PLC	1,831	$36,228

		1,680,039

TOTAL COMMON STOCKS (Cost $12,553,148)		14,575,518

RIGHTS — 0.0%
Groupe FNAC SA*	6	19

TOTAL RIGHTS (Cost $20)		19

WARRANTS — 0.0%
Yellow Media, Ltd., strike price @ CAD 28.16, Expires 12/20/22*	38	108

TOTAL WARRANTS (Cost $80)		108

EXCHANGE TRADED FUNDS — 7.3%
iShares MSCI EAFE Index Fund	17,583	1,158,368

TOTAL EXCHANGE TRADED FUNDS (Cost $1,091,428)		1,158,368

Value
TOTAL INVESTMENTS - 99.0% (Cost $13,644,676)	15,734,013

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	154,095

NET ASSETS - 100.0%	$15,888,108

*	Non-income producing.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SDR	Swedish Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 83.9%
Australia — 5.8%
David Jones, Ltd.	80,383	$206,650
JB Hi-Fi, Ltd.	7,163	147,589
Metcash, Ltd.	85,479	270,649
Monadelphous Group, Ltd.	18,724	321,732
Rio Tinto, Ltd.	4,945	299,075
Seven Group Holdings Ltd.	37,342	294,704
Telstra Corp., Ltd.	68,383	334,796
WorleyParsons, Ltd.	13,603	283,624

		2,158,819

Belgium — 2.2%
Belgacom SA	12,853	351,904
Delhaize Group SA	3,845	245,705
Mobistar SA	13,601	236,559

		834,168

Brazil — 3.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	1,602	79,449
Even Construtora e Incorporadora SA	20,500	76,411
Hypermarcas SA	10,000	87,269
QGEP Participacoes SA*	13,000	62,963
Santos Brasil Participacoes SA (Units)	21,755	210,927
Telefonica Brasil SA, Pref. shares	12,100	266,662
Tim Participacoes SA	66,700	340,021

		1,123,702

Canada — 7.3%
Agrium, Inc.	3,004	256,420
Alamos Gold, Inc.	17,520	279,103
Canadian Tire Corp., Ltd., Class A	3,101	287,838
Corus Entertainment, Inc., Class B	3,730	86,931
Domtar Corp.	4,141	350,784
Metro, Inc., Class A	4,447	278,212
Shaw Communications, Inc., Class B	10,963	262,233
ShawCor, Ltd.	6,129	257,645
Shoppers Drug Mart Corp.	5,665	330,995
Westjet Airlines, Ltd.	14,020	364,804

		2,754,965

China — 1.2%
Harbin Electric Co., Ltd., Class H	310,000	194,725
Jiangxi Copper Co., Ltd., Class H	127,000	244,073

		438,798

Finland — 1.9%
Konecranes OYJ	7,637	257,570

	Number of Shares	Value
COMMON STOCKS — (Continued)
Finland — (Continued)
Metso OYJ	6,532	$257,197
Outotec OYJ	19,628	194,279

		709,046

France — 8.8%
Altran Technologies SA	35,082	311,518
Cap Gemini SA	6,026	396,410
Cie Generale des Etablissements Michelin	2,811	293,958
Compagnie de St-Gobain	5,635	296,436
Metropole Television SA	18,657	430,004
Neopost SA	3,712	281,030
SEB SA	3,094	277,973
Societe Television Francaise 1	20,011	385,814
UBISOFT Entertainment*	17,878	230,117
Valeo SA	4,202	417,342

		3,320,602

Germany — 3.2%
Aurubis AG	5,052	318,687
SMA Solar Technology AG	7,567	309,046
Software AG	8,728	323,992
Suedzucker AG	7,198	231,916

		1,183,641

Greece — 1.1%
OPAP SA	34,732	431,491

Hong Kong — 1.3%
CNOOC, Ltd.	175,000	359,345
Shougang Fushan Resources Group, Ltd.	346,000	116,479

		475,824

Italy — 4.3%
Ansaldo STS SpA	32,906	349,831
Danieli & C. Officine Meccaniche SpA	11,760	361,976
DiaSorin SpA	7,625	360,901
Eni SpA	13,129	332,454
Recordati SpA	15,240	200,093

		1,605,255

Japan — 19.1%
Alfresa Holdings Corp.	5,000	272,552
Azbil Corp.	10,800	259,868
Chiyoda Corp.	21,000	265,250
CyberAgent, Inc.	2,900	78,892
Daihatsu Motor Co., Ltd.	12,000	232,116
Daito Trust Construction Co., Ltd.	3,200	325,760

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Dena Co., Ltd.	12,700	$276,267
Gree, Inc.	30,000	257,805
Hakuhodo DY Holdings, Inc.	37,400	288,307
Kurita Water Industries, Ltd.	13,800	300,336
Matsumotokiyoshi Holdings Co., Ltd.	9,800	329,889
Mitsubishi Tanabe Pharma Corp.	22,500	316,689
Mitsui Engineering & Shipbuilding Co., Ltd.	186,000	363,185
Nitori Holdings Co., Ltd.	3,050	285,676
NTT DoCoMo, Inc., SP ADR	19,592	310,925
Otsuka Corp.	2,400	310,709
Seino Holdings Co., Ltd.	32,000	314,695
Shimamura Co., Ltd.	2,500	280,433
SKY Perfect JSAT Holdings, Inc.	52,400	302,154
Sundrug Co., Ltd.	2,200	109,295
Toagosei Co., Ltd.	60,000	270,924
Toho Holdings Co., Ltd.	15,200	292,777
Tokai Rika Co., Ltd.	12,800	269,981
Toshiba Plant Systems & Services Corp.	20,000	352,080
Tsuruha Holdings, Inc.	3,500	317,146
USS Co., Ltd.	13,600	198,613

		7,182,324

Luxemburg — 0.8%
Oriflame Cosmetics SA, SDR	9,080	287,251

Mexico — 1.0%
America Movil SAB de CV, ADR, Class L	12,411	265,720
Grupo Mexico SAB de CV, Class B	37,564	119,050

		384,770

Norway — 1.2%
Statoil ASA	6,140	145,428
Yara International ASA	6,923	298,874

		444,302

South Korea — 1.4%
KT&G Corp.	4,233	309,269
LG Display Co., Ltd.*	8,900	209,338

		518,607

Spain — 0.8%
Ebro Foods SA	12,603	284,740

Sweden — 4.2%
Atlas Copco AB, Class A	9,784	271,474
Autoliv, Inc.	3,841	342,732

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Modern Times Group AB, Class B	7,303	$398,732
Sandvik AB	18,225	246,654
Securitas AB, Class B	27,154	310,090

		1,569,682

Switzerland — 2.7%
Actelion, Ltd., Reg. shares	4,921	381,000
Forbo Holding AG, Reg. shares	461	361,748
OC Oerlikon Corp. AG, Reg. shares*	20,684	289,510

		1,032,258

Taiwan — 1.5%
Foxconn Technology Co., Ltd.	46,200	116,052
Hon Hai Precision Industry Co., Ltd.	108,900	276,147
Pegatron Corp.*	135,000	187,937

		580,136

United Kingdom — 11.1%
AMEC PLC	19,040	359,326
AstraZeneca PLC, SP ADR	5,838	308,597
Debenhams PLC	175,938	287,461
Halfords Group PLC	60,247	409,104
Hays PLC	188,205	375,704
Homeserve PLC	21,218	79,746
Inchcape PLC	36,263	369,799
Ladbrokes PLC	80,645	247,106
Micro Focus International PLC	27,258	357,735
Mitie Group PLC	63,671	321,280
Pace PLC	67,250	328,449
QinetiQ Group PLC	102,769	326,102
Rexam PLC	21,195	176,549
Spirent Communications PLC	121,185	215,489

		4,162,447

TOTAL COMMON STOCKS (Cost $27,539,041)		31,482,828

EXCHANGE TRADED FUNDS — 14.6%
iShares MSCI EAFE Index Fund	82,978	5,466,591

TOTAL EXCHANGE TRADED FUNDS (Cost $5,070,107)		5,466,591

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS - 98.5% (Cost $32,609,148)	$36,949,419

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	579,664

NET ASSETS - 100.0%	$37,529,083

*	Non-income producing.

ADR	American Depositary Receipt
EAFE	Europe, Australia, and Far East
MSCI	Morgan Stanley Capital International
SDR	Swedish Depository Receipt
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Assets
Investments, at value†,††	$69,243,058	$375,624,718	$15,734,013	$36,949,419
Cash	205,368	1,934,272	47,684	196,487
Foreign currency, at value†††	—	—	90,022	420,118
Receivable for investments sold	1,896,670	15,154,172	138,986	—
Receivable for capital shares sold	45,900	1,696,799	18,500	69,228
Dividends and interest receivable	22,234	113,511	42,757	115,158
Receivable for securities lending income	8,295	131,651	—	—
Receivable from Investment Adviser	—	—	12,771	—
Prepaid expenses and other assets	19,145	52,710	13,400	26,607

Total assets	71,440,670	394,707,833	16,098,133	37,777,017

Liabilities
Payable for securities lending collateral	4,472,538	45,874,010	—	—
Payable for investments purchased	1,960,641	16,718,910	153,099	128,371
Payable for capital shares redeemed	25,595	290,563	9,145	30,687
Payable to Adviser	29,325	235,823	—	12,531
Payable for distribution fees	13,384	48,405	3,279	5,718
Payable for audit fees	10,854	5,722	3,341	13,724
Payable for transfer agent fees	9,530	13,293	8,548	18,699
Payable for administration and accounting	15,845	27,112	18,410	13,755
Payable for custodian fees	12,164	13,847	10,897	19,200
Accrued expenses	3,297	6,179	3,306	5,249

Total liabilities	6,553,173	63,233,864	210,025	247,934

Net Assets	$64,887,497	$331,473,969	$15,888,108	$37,529,083

Net Assets Consisted of:
Capital stock, $0.01 par value	$39,557	$195,893	$13,631	$36,405
Paid-in capital	47,024,136	244,589,026	14,312,980	34,515,605
Accumulated net investment income	373,943	4,553,549	350,471	782,289
Accumulated net realized gain (loss) from investments and foreign currency transactions	4,061,060	17,049,378	(878,809)	(2,150,918)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	13,388,801	65,086,123	2,089,835	4,345,702

Net Assets	$64,887,497	$331,473,969	$15,888,108	$37,529,083

† Investments, at cost	$55,854,257	$310,538,595	$13,644,676	$32,609,148

†† Includes market value of securities on loan	$4,315,735	$43,913,419	$—	$—

††† Foreign currency, at cost	$—	$—	$89,859	$414,665

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Assets and Liabilities (Concluded)

October 31, 2013

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Class A:
Net assets	$64,887,497	$241,099,566	$15,888,108	$27,700,197

Shares outstanding	3,955,687	14,254,670	1,363,135	2,688,334

Net asset value, offering and redemption price per share	$16.40	$16.91	$11.66	$10.30

Class I
Net assets	$—	$90,374,403	$—	$9,828,886

Shares outstanding	—	5,334,646	—	952,215

Net asset value, offering and redemption price per share	$—	$16.94	$—	$10.32

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Investment Income
Dividends	$528,970	$3,105,077	$235,043	$696,758
Less: foreign taxes withheld	(37)	(814)	(28,107)	(66,023)
Interest	20	334	164	19
Income from securities loaned	27,194	333,278	—	—

Total investment income	556,147	3,437,875	207,100	630,754

Expenses
Advisory fees (Note 2)	220,172	1,151,951	56,713	160,084
Distribution fees (Class A) (Note 2)	73,391	248,277	16,680	30,635
Administration and accounting fees	44,545	71,754	53,077	36,207
Custodian fees (Note 2)	19,307	19,339	29,148	27,181
Transfer agent fees (Note 2)	17,706	49,548	17,094	37,152
Registration and filing fees	13,729	24,359	13,328	13,586
Audit fees	12,735	12,381	22,368	14,744
Legal fees	9,795	40,149	2,569	6,429
Printing and shareholder reporting fees	4,997	22,388	1,483	3,408
Trustees’ and officers’ fees (Note 2)	4,360	19,317	1,132	2,789
Other expenses	3,849	15,272	2,171	3,086

Total expenses before waivers and reimbursements	424,586	1,674,735	215,763	335,301

Less: waivers and reimbursements (Note 2)	(57,633)	—	(125,689)	(102,455)
Plus: Expenses recouped by Advisor (Note 2)	—	64,302	—	—

Net expenses after waivers and reimbursements	366,953	1,739,037	90,074	232,846

Net investment income	189,194	1,698,838	117,026	397,908

Net realized and unrealized gain (loss) from investments:
Net realized gain on investments	3,318,711	18,022,572	85,964	554,070
Net realized loss on foreign currency transactions	—	—	(10,414)	(4,123)
Net change in unrealized appreciation on investments	5,523,904	28,133,837	1,203,270	2,029,920
Net change in unrealized gain (loss) on foreign currency translations	—	—	(355)	2,833

Net realized and unrealized gain on investments	8,842,615	46,156,409	1,278,465	2,582,700

Net increase in net assets resulting from operations	$9,031,809	$47,855,247	$1,395,491	$2,980,608

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Changes in Net Assets

	Formula Investing U.S. Value 1000 Fund		Formula Investing U.S. Value Select Fund
	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase in net assets from operations:
Net investment income	$189,194	$416,746	$1,698,838	$3,159,020
Net realized gain (loss) from investments and foreign currency transactions	3,318,711	942,143	18,022,572	(370,193)
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	5,523,904	5,138,301	28,133,837	28,852,241

Net increase (decrease) in net assets resulting from operations	9,031,809	6,497,190	47,855,247	31,641,068

Less Dividends and Distributions to Shareholders from:
Net investment income
Class A	—	(293,489)	—	(224,119)
Class I	—	—	—	(174,891)
Net realized capital gains
Class A	—	(138,893)	—	(3,574,314)
Class I	—	—	—	(1,087,107)

Net decrease in net assets from dividends and distributions to shareholders	—	(432,382)	—	(5,060,431)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	5,726,190	4,975,875	64,273,346	18,463,545

Total increase (decrease) in net assets	14,757,999	11,040,683	112,128,593	45,044,182

Net assets
Beginning of Period	50,129,498	39,088,815	219,345,376	174,301,194

End of Period	$64,887,497	$50,129,498	$331,473,969	$219,345,376

Accumulated net investment income, end of period	$373,943	$184,749	$4,553,549	$2,854,711

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Changes in Net Assets

Formula Investing International Value 400 Fund		Formula Investing International Value Select Fund
For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013

$117,026	$235,632	$397,908	$549,876
75,550	293,854	549,947	(1,348,272)
1,202,129	1,100,801	2,032,754	4,030,566

1,394,705	1,630,287	2,980,609	3,232,170

—	(222,125)	—	(489,617)
—	—	—	(91,442)

—	—	—	—
—	—	—	—

—	(222,125)	—	(581,059)

2,524,003	(1,537,071)	2,028,645	5,954,541

3,918,708	(128,909)	5,009,254	8,605,652

11,969,400	12,098,309	32,519,829	23,914,177

$15,888,108	$11,969,400	$37,529,083	$32,519,829

$350,471	$233,445	$782,289	$384,381

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights

Contained below is per share operating performance data for each Class A and Class I Share outstanding (as applicable to each Fund), total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities				Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Formula Investing U.S. Value 1000 Fund
Class A Shares
5/1/2013-10/31/2013(4)	$14.02	$ 0.05		$ 2.33	$ 2.38	$—	$—	$—
5/1/2012-4/30/2013	$12.24	$ 0.13		$ 1.78	$ 1.91	$(0.09)	$(0.04)	$(0.13)
5/1/2011-4/30/2012	$11.85	$ 0.04		$ 0.37	$ 0.41	$(0.02)	$(0.01)	$(0.03)
11/3/2010*-4/30/2011	$10.00	$ 0.02		$ 1.83	$ 1.85	$—	$—	$—
Formula Investing U.S. Value Select Fund
Class A Shares
5/1/2013-10/31/2013(4)	$14.13	$ 0.09		$ 2.69	$ 2.78	$—	$—	$—
5/1/2012-4/30/2013	$12.42	$ 0.20		$ 1.84	$ 2.04	$(0.02)	$(0.31)	$(0.33)
5/1/2011-4/30/2012	$11.78	$ 0.04		$ 0.81	$ 0.85	$(0.03)	$(0.19)	$(0.22)
11/3/2010*-4/30/2011	$10.00	$ (0.00)	(5)	$ 1.78	$ 1.78	$—	$—	$—
Class I Shares
5/1/2013-10/31/2013(4)	$14.13	$ 0.11		$ 2.70	$ 2.81	$—	$—	$—
5/1/2012-4/30/2013	$12.42	$ 0.24		$ 1.83	$ 2.07	$(0.05)	$(0.31)	$(0.36)
12/13/2011*-4/30/2012	$10.99	$ 0.02		$ 1.64	$ 1.66	$(0.05)	$(0.19)	$(0.24)
Formula Investing International Value 400 Fund
Class A Shares
5/1/2013-10/31/2013(4)	$10.57	$ 0.10		$ 0.99	$ 1.09	$—	$—	$—
5/1/2012-4/30/2013	$9.36	$ 0.18		$ 1.21	$ 1.39	$(0.18)	$—	$(0.18)
5/1/2011-4/30/2012	$11.03	$ 0.19		$(1.70)	$(1.51)	$(0.03)	$(0.14)	$(0.17)
12/17/2010*-4/30/2011	$10.00	$ 0.08		$ 0.95	$ 1.03	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights (Continued)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers, Reductions of Expenses and/or Recoupment(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00(5)	$16.40	16.98%	$64,887	1.25%(6)	1.45%(6)	0.64%(6)	46	%(7)
$0.00(5)	$14.02	15.76%	$50,129	1.25%	1.56%	1.01%	111%
$0.01	$12.24	3.67%	$39,089	1.25%	2.14%	0.40%	183%
$0.00(5)	$11.85	18.50%	$14,285	1.25%(6)	6.53%(6)	0.31%(6)	171	%(7)

$0.00(5)	$16.91	19.67%	$241,100	1.35%(6)	1.30%(6)	1.19%(6)	53	%(7)
$0.00(5)	$14.13	16.78%	$163,239	1.35%	1.35%	1.62%	101%
$0.01	$12.42	7.63%	$142,250	1.35%	1.52%	0.39%	187%
$0.00(5)	$11.78	17.80%	$20,765	1.35%(6)	4.38%(6)	(0.06)%(6)	174	%(7)

$0.00(5)	$16.94	19.89%	$90,374	1.10%(6)	1.05%(6)	1.44%(6)	53	%(7)
$0.00(5)	$14.13	17.06%	$56,106	1.10%	1.10%	1.87%	101%
$0.01	$12.42	15.51%	$32,051	1.10%(6)	1.20%(6)	0.53%(6)	187	%(7)

$0.00(5)	$11.66	10.31%	$15,888	1.35%(6)	3.23%(6)	1.75%(6)	45	%(7)
$0.00(5)	$10.57	15.04%	$11,969	1.35%	3.12%	1.94%	101%
$0.01	$ 9.36	(13.36)%	$12,098	1.35%	5.28%	2.00%	174%
$0.00(5)	$11.03	10.30%	$8,123	1.35%(6)	7.00%(6)	2.04%(6)	147	%(7)

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class A and Class I Share outstanding (as applicable to each Fund), total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Formula Investing International Value Select Fund
Class A Shares
5/1/2013-10/31/2013(4)	$ 9.47	$0.11	$ 0.72	$ 0.83	$ —	$ —	$ —
5/1/2012-4/30/2013	$ 8.64	$0.18	$ 0.85	$ 1.03	$(0.20)	$ —	$(0.20)
5/1/2011-4/30/2012	$10.83	$0.21	$(2.28)	$(2.07)	$(0.02)	$(0.11)	$(0.13)
12/17/2010*-4/30/2011	$10.00	$0.07	$ 0.76	$ 0.83	$ —	$ —	$ —
Class I Shares
5/1/2013-10/31/2013(4)	$ 9.48	$0.12	$ 0.72	$ 0.84	$ —	$ —	$ —
5/1/2012-4/30/2013	$ 8.64	$0.19	$ 0.87	$ 1.06	$(0.22)	$ —	$(0.22)
6/30/2011*-4/30/2012	$10.24	$0.16	$(1.62)	$(1.46)	$(0.03)	$(0.11)	$(0.14)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Unaudited.
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights (Concluded)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers, Reductions of Expenses and/or Recoupment(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00(5)	$10.30	8.77%	$27,700	1.45%(6)	2.06%(6)	2.29%(6)	49%(7)
$0.00(5)	$ 9.47	12.07%	$23,496	1.45%	2.29%	2.11%	160%
$0.01	$ 8.64	(18.95)%	$21,409	1.45%	2.90%	2.36%	171%
$0.00(5)	$10.83	8.30%	$11,342	1.45%(6)	5.55%(6)	1.96%(6)	220%(7)

$0.00(5)	$10.32	8.86%	$ 9,829	1.20%(6)	1.81%(6)	2.54%(6)	49%(7)
$0.00(5)	$ 9.48	12.44%	$ 9,024	1.20%	2.02%	2.15%	160%
$0.00(5)	$ 8.64	(14.12)%	$ 2,505	1.20%(6)	2.72%(6)	2.18%(6)	171%(7)

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Formula Investing Funds (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund commenced investment operations on November 3, 2010. The Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced investment operations on December 17, 2010. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers separate classes of shares, Class A and Class I Shares. As of October 31, 2013, Class I Shares had not been issued for the Formula Investing U.S. Value 1000 Fund and the Formula Investing International Value 400 Fund. The Formula Investing U.S. Value Select Fund and Formula Investing International Value Select Fund currently offer Class A and Class I Shares.

At a meeting of the Board of Trustees of the Trust held on October 29, 2013, the Board approved a plan to liquidate and terminate the Formula Investing International Value 400 Fund and the Formula Investing International Value Select Fund. The plan of liquidation provides that the Funds will cease their business, liquidate their assets and distribute their liquidation proceeds to all of the Funds’ shareholders of record as of the final liquidation date, which is expected to be on or about December 16, 2013. The Funds will cease accepting purchase orders and will be closed to all new and existing investors on November 15, 2013.

At a meeting of the Board of Trustees of the Trust held on October 29, 2013, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) to reorganize each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund into the Gotham Enhanced Return Fund (the “Gotham Fund”), each a series of the Trust.

The Agreement will require the approval of the shareholders of each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund. A special meeting of the shareholders is being called for that purpose. If approved by each of the Funds’ respective shareholders, the reorganizations are expected to take effect in the first quarter of 2014. In connection with the proposal to reorganize each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund, the Funds will no longer accept additional investments, either from current shareholders or new shareholders, effective December 2, 2013.

Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of net assets).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$69,243,058	$69,243,058	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$375,624,718	$375,624,718	$—	$—

Formula Investing International Value 400 Fund:
Investments in Securities*	$15,734,013	$15,734,013	$—	$—

Formula Investing International Value Select Fund:
Investments in Securities*	$36,949,419	$36,949,419	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U. S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against a Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Both the Formula Investing International Value 400 Fund and the Formula Investing International Value Select Fund invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which these two Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect both Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for both Funds is determined on the basis of U.S. dollars, both Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of both Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of both Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC. (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as investment adviser, Gotham is entitled to the following advisory fees, as a percentage of each Fund’s average daily net assets:

Annual Advisory Fee
Formula Investing U.S. Value 1000 Fund	0.75%
Formula Investing U.S. Value Select Fund	0.85%
Formula Investing International Value 400 Fund	0.85%
Formula Investing International Value Select Fund	0.95%

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed the amounts listed below (on an annual basis) of a Fund’s average daily net assets (each an “Expense Limitation”):

Formula Investing U.S. Value 1000 Fund	1.00%
Formula Investing U.S. Value Select Fund	1.10%
Formula Investing International Value 400 Fund	1.10%
Formula Investing International Value Select Fund	1.20%

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Each Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation. Each class of shares of the Funds pays its respective pro-rated portion of the advisory fee payable by the Funds.

At October 31, 2013, the amount of potential recoupment by the Adviser is noted below. The actual amount of recoupment by the Adviser may be limited due to the pending liquidation and reorganization of the Funds. (Note 1)

	Expiration April 30, 2014	Expiration April 30, 2015	Expiration April 30, 2016	Expiration April 30, 2017
Formula Investing U.S. Value 1000 Fund	$97,215	$277,886	$127,196	$ 57,633
Formula Investing U.S. Value Select Fund	—	159,350	—	—
Formula Investing International Value 400 Fund	69,133	425,540	214,337	125,689
Formula Investing International Value Select Fund	50,226	254,352	218,007	102,455

For the six months ended October 31, 2013, the Advisor recouped $64,302 of advisory fees for the Formula Investing U.S. Value Select Fund.

For the six months ended October 31, 2013, the advisory fee and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Formula Investing U.S. Value 1000 Fund	$ 220,172	$ (57,633)	$ 162,539
Formula Investing U.S. Value Select Fund	1,151,951	—	1,151,951
Formula Investing International Value 400 Fund	56,713	(125,689)	(68,976)
Formula Investing International Value Select Fund	160,084	(102,455)	57,629

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover amounts previously waived, if the Funds terminate their agreement with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”), provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, each Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of each Fund’s Class A Shares.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $23,089. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of a Fund were as follows:

	Purchases	Sales
Formula Investing U.S. Value 1000 Fund	$ 32,339,646	$ 26,454,727
Formula Investing U.S. Value Select Fund	206,296,836	141,537,219
Formula Investing International Value 400 Fund	8,728,372	5,929,075
Formula Investing International Value Select Fund	18,378,562	15,925,040

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Formula Investing U.S. Value 1000 Fund
Class A Shares
Sales	660,898	$10,032,244	1,016,825	$12,728,011
Reinvestments	—	—	33,245	416,891
Redemption Fees*	—	1,533	—	3,249
Redemptions	(279,736)	(4,307,587)	(669,235)	(8,172,276)

Net increase	381,162	$5,726,190	380,835	$4,975,875

Formula Investing U.S. Value Select Fund
Class A Shares
Sales	3,740,161	$58,931,500	4,055,099	$50,725,419
Reinvestments	—	—	281,943	3,544,028
Redemption Fees*	—	4,422	—	16,941
Redemptions	(1,038,336)	(16,097,468)	(4,238,905)	(52,902,434)

Net increase	2,701,825	$42,838,454	98,137	$1,383,954

Class I Shares
Sales	1,633,689	$25,635,420	2,212,869	$27,595,463
Reinvestments	—	—	77,845	978,510
Redemption Fees*	—	3,305	—	4,653
Redemptions	(268,403)	(4,203,833)	(901,582)	(11,499,035)

Net increase	1,365,286	$21,434,892	1,389,132	$17,079,591

Total Net Increase	4,067,111	$64,273,346	1,487,269	$18,463,545

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Formula Investing International Value 400 Fund
Class A Shares
Sales	328,367	$3,561,223	317,853	$3,084,568
Reinvestments	—	—	21,584	210,444
Redemption Fees*	—	21	—	646
Redemptions	(97,646)	(1,037,241)	(499,422)	(4,832,729)

Net increase (decrease)	230,721	$2,524,003	(159,985)	$(1,537,071)

Formula Investing International Value Select Fund
Class A Shares
Sales	390,573	$3,770,174	976,351	$8,370,780
Reinvestments	—	—	52,474	470,168
Redemption Fees*	—	313	—	700
Redemptions	(183,093)	(1,742,124)	(1,025,164)	(8,878,633)

Net increase (decrease)	207,480	$2,028,363	3,661	$(36,985)

Class I Shares
Sales	—	$—	652,176	$5,900,075
Reinvestments	—	—	10,206	91,442
Redemption Fees*	—	282	—	89
Redemptions	—	—	(9)	(80)

Net increase	—	$282	662,373	$5,991,526

Total Net Increase	207,480	$2,028,645	666,034	$5,954,541

* There is 1.00% redemption fee that may be charged on shares redeemed which have been held 90 days or less. The redemption fees are retained by the Funds and are allocated to all classes in that Fund based on relative net assets. Effective October 31, 2013, the redemption fee is no longer assessed.

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Trust’s Board of Trustees, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six months ended October 31, 2013, the Funds participated in securities lending. The market value of securities on loan and collateral

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

as of October 31, 2013 and the income generated from the program during the six months ended October 31, 2013 with respect to such loans are as follows:

	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
Formula Investing U.S. Value 1000 Fund	$ 4,315,735	$ 4,472,538	$ 27,194
Formula Investing U.S. Value Select Fund	43,913,419	45,874,010	333,278

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the fiscal year ended April 30, 2013 and the fiscal year ended April 30, 2012 were as follows:

	For the Year Ended April 30, 2013		For the Year Ended April 30,2012
	Ordinary Income Dividend	Long-Term Capital Gains Dividend	Ordinary Income Dividend	Long-Term Capital Gains Dividend
Formula Investing U.S. Value 1000 Fund	$ 392,629	$39,753	$ 115,457	$24
Formula Investing U.S. Value Select Fund	5,060,431	—	2,104,001	—
Formula Investing International Value 400 Fund	222,125	—	209,264	—
Formula Investing International Value Select Fund	581,059	—	265,849	—

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
Formula Investing
U.S. Value 1000 Fund	$—	$244,394	$932,561	$7,615,040	$—
Formula Investing
U.S. Value Select Fund	—	2,854,711	167,106	35,811,986	—
Formula Investing
International Value 400 Fund	(918,458)	233,880	—	851,370	—
Formula Investing
International Value Select Fund	(2,613,278)	384,381	—	2,276,953	(51,592)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Formula Investing U.S. Value 1000 Fund	$51,381,719	$13,919,720	$(530,919)	$13,388,801
Formula Investing U.S. Value Select Fund	264,664,585	67,694,009	(2,607,886)	65,086,123
Formula Investing International Value 400 Fund	13,644,676	2,589,651	(500,314)	2,089,337
Formula Investing International Value Select Fund	32,609,148	5,313,689	(973,418)	4,340,271

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

The following table shows amounts of post-enactment capital loss carryforwards, if any, by each of the applicable Funds, which have an unlimited period of capital loss carryforward, as of April 30, 2013:

	Post-Enactment Unlimited Period of Net Capital Loss Carryforward
	Short-Term	Long-Term
Formula Investing U.S. Value 1000 Fund	$—	$—
Formula Investing U.S. Value Select Fund	—	—
Formula Investing International Value 400 Fund	884,710	33,748
Formula Investing International Value Select Fund	984,096	1,629,182

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 24, 2013, the Board of Trustees (the “Board”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust on behalf of each of the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund (each, a “Fund” and collectively, the “Funds”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund; and (x) compliance with a Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Funds and compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the meeting both in person and via teleconference and discussed the firm’s history, performance and investment strategies in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance for the Funds and the Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Funds as compared to their respective benchmark indices and Lipper categories and separately managed accounts for the one year, two year, since inception, and year to date periods ended July 31, 2013. The Trustees reviewed performance information for each Fund’s comparable separately managed accounts managed by the Adviser, including comparisons to the Russell 1000

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

Index, the benchmark index for the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund, and to the MSCI World ex US Index, the benchmark index for the Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund, for the one year and respective since inception periods through June 30, 2013.

The Trustees considered the short term and long term performance of the Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. They concluded that the performance of each of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Adviser’s relationship with the Funds. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Formula Investing U.S. Value 1000 Fund. With respect to advisory fees and expenses, the gross advisory fee, net advisory fee and net total expense ratio for the Fund’s Class A shares were lower than median of the gross advisory fee, net advisory fee and net total expense ratio of funds with a similar share class in the Lipper Multi-Cap Core Fund category with $100 million or less. Further, the gross total expense ratio for the Fund’s Class A shares was slightly higher than the median of the gross total expense ratio for funds in the same category. With respect to performance, the Fund’s Class A shares outperformed the Russell 1000 Index and the Lipper Multi-Cap Core Fund category for the one year, two year, since inception and year to date periods ended July 31, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

Formula Investing U.S. Value Select Fund. With respect to advisory fees and expenses, the gross advisory fee for the Fund’s Class A shares were lower than median of the gross advisory fee of funds with a similar share class in the Lipper Multi-Cap Core Fund category with $300 million or less. Further, the net advisory fee, gross total expense ratio and net total expense ratio for the Fund’s Class A shares were higher than the median of the net advisory fee, gross total expense ratio and net total expense ratio for funds in the same category. Additionally, the gross total expense ratio for the Fund’s Class I shares was lower than median of the gross total expense ratio of funds with a similar share class in the Lipper Multi-Cap Core Fund category with $300 million or less. The gross advisory fee, net advisory fee and net total expense ratio for the Fund’s Class I shares were higher than the median of the gross advisory fee, net advisory fee and net total expense ratio for funds in the same category. With respect to performance, the Fund’s Class A shares outperformed the Russell 1000 Index and the Lipper Multi-Cap Core Fund category for the one year, two year, since inception and year to date periods ended July 31, 2013. The Fund’s Class I shares, which commenced operations more recently, outperformed the Russell 1000 Index and the Lipper Multi-Cap Core category for the one year, since inception and year to date periods ended July 31, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

Formula Investing International Value 400 Fund. With respect to advisory fees and expenses, the net advisory fee and the net total expense ratio for the Fund’s Class A shares was lower than median of the net advisory fee of funds with a

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

similar share class in the combined Lipper International Small/Mid-Cap Core Fund category. Further, the gross advisory fee and gross total expense ratio for the Fund’s Class A shares were higher than the median of the gross advisory fee, gross total expense ratio and net total expense ratio for funds in the same category. With respect to performance, the Fund’s Class A shares outperformed the MSCI World ex US Index for the one year period ended July 31, 2013, and underperformed for the two year, since inception and year to date periods ended July 31, 2013. The Fund’s Class A shares outperformed the Lipper International Small/Mid-Cap Core Fund category for the two year period ended July 31, 2013, and underperformed for the one year, since inception and year to date periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

Formula Investing International Value Select Fund. With respect to advisory fees and expenses, the gross advisory fee and net advisory fee for the Fund’s Class A shares were lower than median of the gross advisory fee and net advisory fee of funds with a similar share class in the combined Lipper International Small/Mid-Cap Core Fund and Lipper Small/Mid-Cap Growth Fund categories with $500 million or less in assets. Further, the gross total expense ratio and net total expense ratio for the Fund’s Class A shares were higher than the median of the gross total expense ratio and net total expense ratio for funds in the same categories. Additionally, the gross advisory fee, net advisory fee and net total expense ratio for the Fund’s Class I shares were lower than median of the gross advisory fee, net advisory fee and net total expense ratio of funds with a similar share class in the combined Lipper International Small/Mid-Cap Core Fund and Lipper Small/Mid-Cap Growth Fund categories with $300 million or less in assets. The gross total expense ratio for the Fund’s Class I shares was higher than the median of the gross total expense ratio for funds in the same category. With respect to performance, the Fund’s Class A shares underperformed the MSCI World ex US Index and the Lipper International Small/Mid-Cap Core Fund for the one year, two year, since inception and year to date periods ended July 31, 2013. The Fund’s Class I shares, which commenced operations more recently, underperformed the MSCI World ex USA Index and the Lipper International Small/Mid-Cap Core Fund for the one year, two year, since inception and year to date periods ended July 31, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent balance sheet. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an important factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30Th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Institutional Class Shares

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months†	1 Year	Since Inception*
Institutional Class Shares	11.67%	27.28%	23.59%
HFRX Equity Hedge Index	2.83%	9.74%	9.42%**

†	Not Annualized.

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 4.18% and 3.24%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks long-term capital appreciation and positive returns during most annual periods by investing in long and short positions of equity and equity-related securities, without limit on the market capitalization of the issuer. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. There can be no guarantee that the Fund will achieve its objectives.

2

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Total Returns for the Periods Ended October 31, 2013*
Since Inception†
Institutional Class Shares	11.50%
S&P 500® Index	8.60%**

†	Not Annualized.

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross expenses, as stated in the current prospectus dated September 1, 2013, is 3.62%, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks long-term capital appreciation and positive returns during most annual periods by investing in long and short positions of equity and equity-related securities, without limit on the market capitalization of the issuer. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

3

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Total Returns for the Periods Ended October 31, 2013*
Since Inception†
Institutional Class Shares	1.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.00%**

†	Not Annualized.

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross expenses, as stated in the current prospectus dated September 1, 2013, is 3.77%, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. Results include the reinvestment of all distributions. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks long-term capital appreciation and positive returns during most annual periods by investing in long and short positions of equity and equity-related securities, without limit on the market capitalization of the issuer. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

4

GOTHAM FUNDS

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013, for Gotham Absolute Return Fund, at the beginning of the period from May 31, 2013, commencement of operations for Gotham Enhanced Return Fund, at the beginning of the period from August 30, 2013, commencement of operations for Gotham Neutral Fund, and held for the entire period through October 31, 2013.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio*	Expenses Paid During Period*
Gotham Absolute Return Fund
Actual	$1,000.00	$1,116.70	3.01%	$ 16.06
Hypothetical (5% return before expenses)	1,000.00	1,010.03	3.01%	15.25

Gotham Enhanced Return Fund **
Actual	$1,000.00	$1,115.00	3.47%	$ 15.18
Hypothetical (5% return before expenses)	1,000.00	1,007.71	3.47%	17.56

Gotham Neutral Fund ***
Actual	$1,000.00	$1,016.00	3.33%	$ 5.43
Hypothetical (5% return before expenses)	1,000.00	1,008.42	3.33%	16.86

*

Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended October 31, 2013, multiplied by the average account value over the period, multiplied by the number of

5

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 11.67%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.76% of average net assets for the six-month period ended October 31, 2013.

**

The Fund commenced operations on May 31, 2013. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period May 31, 2013, to October 31, 2013, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (151), then divided by 365 to reflect the period. The Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of 11.50%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.22% of average net assets for the period from May 31, 2013 to October 31, 2013. Hypothetical expenses are as if the Institutional Class Shares had been in existence from May 1, 2013, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

***

The Fund commenced operations on August 30, 2013. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period August 30, 2013, to October 31, 2013, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (59), then divided by 365 to reflect the period. The Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of 1.60%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.08% of average net assets for the period from August 30, 2013 to October 31, 2013. Hypothetical expenses are as if the Institutional Class Shares had been in existence from May 1, 2012, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

6

GOTHAM FUNDS

Portfolio Holdings Summary Tables

October 31, 2013

(Unaudited)

The following tables presents a summary by industry group of the portfolio holdings of the Funds:

Gotham Absolute Returned Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	19.4%	$46,265,850
Technology Hardware & Equipment	15.2	36,178,226
Software & Services	11.2	26,638,225
Health Care Equipment & Services	10.5	25,065,189
Retailing	10.4	24,683,612
Food, Beverage & Tobacco	9.0	21,480,444
Commercial & Professional Services	8.6	20,453,700
Consumer Durables & Apparel	7.3	17,511,254
Media	4.8	11,339,213
Consumer Services	4.2	9,934,154
Pharmaceuticals, Biotechnology & Life Sciences	4.2	9,976,537
Semiconductors & Semiconductor Equipment	3.6	8,562,863
Automobiles & Components	3.3	7,992,058
Household & Personal Products	2.8	6,734,536
Transportation	2.4	5,711,010
Food & Staples Retailing	1.9	4,548,974
Telecommunications Services	1.1	2,645,725
Securities Sold Short	(59.0)	(140,613,521)
Other Assets in Excess of Liabilities	39.1	93,135,577

NET ASSETS	100.0%	$238,243,626

Portfolio holdings are subject to change at any time.

Gotham Enhanced Returned Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	28.5%	$24,175,078
Technology Hardware & Equipment	20.7	17,515,689
Software & Services	17.4	14,715,992
Health Care Equipment & Services	15.9	13,443,981
Retailing	14.8	12,523,971
Food, Beverage & Tobacco	13.0	11,020,766
Consumer Durables & Apparel	12.2	10,311,768
Commercial & Professional Services	12.1	10,249,625
Media	6.7	5,683,383
Semiconductors & Semiconductor Equipment	5.9	5,025,212
Consumer Services	5.7	4,867,508
Pharmaceuticals, Biotechnology & Life Sciences	5.5	4,702,935
Automobiles & Components	4.0	3,418,903
Household & Personal Products	4.0	3,349,258
Transportation	3.6	3,048,061
Food & Staples Retailing	2.4	2,066,980
Telecommunications Services	1.6	1,382,043
Securities Sold Short	(74.1)	(62,797,477)
Other Assets in Excess of Liabilities	0.1	45,722

NET ASSETS	100.0%	$84,749,398

The accompanying notes are an integral part of the financial statements.

7

GOTHAM FUNDS

Portfolio Holdings Summary Tables (Concluded)

October 31, 2013

(Unaudited)

Gotham Neutral Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	20.3%	$851,044
Technology Hardware & Equipment	14.6	614,676
Software & Services	12.0	504,719
Health Care Equipment & Services	11.1	465,315
Retailing	10.5	439,479
Food, Beverage & Tobacco	9.4	392,903
Consumer Durables & Apparel	8.3	348,682
Commercial & Professional Services	8.0	337,643
Media	4.8	201,372
Pharmaceuticals, Biotechnology & Life Sciences	4.1	171,697
Consumer Services	4.0%	167,418
Semiconductors & Semiconductor Equipment	4.0	167,025
Automobiles & Components	3.1	130,298
Transportation	2.7	113,783
Household & Personal Products	2.6	110,341
Food & Staples Retailing	1.4	60,895
Telecommunications Services	1.0	42,460
Securities Sold Short	(96.3)	(4,043,797)
Other Assets in Excess of Liabilities	74.4	3,123,980

NET ASSETS	100.0%	$4,199,933

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

LONG POSITIONS - 119.9% COMMON STOCKS — 119.9%	Number of Shares	Value
Automobiles & Components — 3.3%
BorgWarner, Inc.†	1,294	$133,450
Cooper Tire & Rubber Co.†	41,111	1,069,297
Dana Holding Corp.†	68,716	1,346,834
General Motors Co.*†	1,378	50,917
Gentex Corp.†	27,941	822,583
Goodyear Tire & Rubber Co. (The)†	71,284	1,495,538
Johnson Controls, Inc.†	26,161	1,207,330
Modine Manufacturing Co.*†	66,216	881,997
Tenneco, Inc.*†	7,169	380,459
Thor Industries, Inc.	5,307	307,859
Visteon Corp.*†	3,837	295,794

		7,992,058

Capital Goods — 19.4%
AAON, Inc.†	45,661	1,233,304
AAR Corp.†	22,584	661,260
AECOM Technology Corp.*†	52,709	1,675,092
AGCO Corp.†	17,330	1,011,725
Alamo Group, Inc.†	13,912	656,507
Albany International Corp., Class A†	2,450	90,184
Alliant Techsystems, Inc.†	1,430	155,684
Altra Holdings, Inc.†	12,757	387,430
Babcock & Wilcox Co. (The)	30,374	978,347
Barnes Group, Inc.	7,597	269,997
Boeing Co. (The)	5,049	658,894
Brady Corp., Class A	2,648	77,295
Briggs & Stratton Corp.†	79,272	1,453,848
Carlisle Cos., Inc.†	18,152	1,319,287
CIRCOR International, Inc.†	14,283	1,053,657
Comfort Systems USA, Inc.	2,260	42,104
Crane Co.†	25,159	1,597,596
Cummins, Inc.	8,842	1,123,111
Dover Corp.†	14,767	1,355,463
EnerSys, Inc.†	10,296	683,140
EnPro Industries, Inc.*†	28,289	1,688,005
Federal Signal Corp.*†	10,441	142,937
Flowserve Corp.	9,958	691,782
Fluor Corp.†	8,268	613,651
General Dynamics Corp.†	2,980	258,157
Gorman-Rupp Co. (The)	3,383	137,823
Honeywell International, Inc.†	2,696	233,824
Hyster-Yale Materials Handling, Inc.†	3,107	243,713
IDEX Corp†	20,924	1,446,895
II-VI, Inc.*†	35,694	608,940
Illinois Tool Works, Inc.†	9,813	773,166
Ingersoll-Rand PLC (Ireland)*	11,284	762,009

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.*†	27,869	$1,694,993
Joy Global, Inc.†	33,534	1,903,054
Lennox International, Inc.	8,455	659,997
Lincoln Electric Holdings, Inc.†	19,473	1,348,311
Lockheed Martin Corp.	709	94,538
Manitowoc Co., Inc. (The)†	89,601	1,743,635
Masco Corp.	65,909	1,392,657
Meritor, Inc.*	2,600	17,862
MRC Global, Inc.*†	3,827	106,965
Mueller Industries, Inc.	5,189	312,845
Nordson Corp.	356	25,664
Nortek, Inc.*†	6,950	487,682
Northrop Grumman Corp.†	6,865	738,056
Oshkosh Corp.*†	23,431	1,115,081
Parker Hannifin Corp.	4,147	484,038
Pentair, Ltd. (Switzerland)	21,995	1,475,645
Quanta Services, Inc.*	38,520	1,163,689
Raytheon Co.†	15,468	1,274,099
Regal-Beloit Corp.	3,033	222,410
Rockwell Automation, Inc.†	2,793	308,375
Roper Industries, Inc.	5,280	669,557
SPX Corp.	4,962	450,103
Terex Corp.*†	2,558	89,402
Trex Co., Inc.*†	1,908	133,980
URS Corp.†	31,669	1,717,093
Valmont Industries, Inc.†	14,038	1,972,339
Wabash National Corp.*†	5,086	59,303
WW Grainger, Inc.†	1,932	519,650

		46,265,850

Commercial & Professional Services — 8.6%
ACCO Brands Corp.*†	223,292	1,306,258
Brink’s Co. (The)†	32,046	1,006,244
Consolidated Graphics, Inc.*	4,939	316,541
Deluxe Corp.†	8,745	411,802
Dun & Bradstreet Corp. (The)	2,961	322,127
Equifax, Inc.	8,248	533,398
FTI Consulting, Inc.*†	14,130	573,395
G & K Services, Inc., Class A†	18,445	1,150,968
Herman Miller, Inc.†	18,624	565,052
ICF International, Inc.*†	26,600	920,892
Kforce, Inc†	47,699	939,193
Knoll, Inc.	1,571	25,796
Manpowergroup, Inc.	23,635	1,845,894
Mine Safety Appliances Co.†	22,969	1,106,187

The accompanying notes are an integral part of the financial statements.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Navigant Consulting, Inc.*†	73,695	$1,278,608
On Assignment, Inc.*†	8,721	294,683
Pitney Bowes, Inc.†	76,775	1,638,378
Quad/Graphics, Inc.†	36,811	1,285,440
Robert Half International, Inc.	25,243	972,613
RPX Corp.*	12,339	220,375
RR Donnelley & Sons Co.†	58,524	1,086,791
Towers Watson & Co., Class A†	593	68,082
UniFirst Corp.†	9,840	1,011,749
Waste Management, Inc.	12,831	558,662
West Corp.†	46,075	1,014,572

		20,453,700

Consumer Durables & Apparel — 7.3%
Carter’s, Inc.†	1,235	85,400
Coach, Inc.†	22,822	1,156,619
Columbia Sportswear Co.†	98	6,553
Crocs, Inc.*†	103,441	1,259,911
Deckers Outdoor Corp.*	4,376	301,200
Ethan Allen Interiors, Inc.†	55,230	1,471,327
G-III Apparel Group Ltd.*†	11,968	678,825
Hanesbrands, Inc.†	23,730	1,616,488
Hasbro, Inc.†	337	17,406
Helen of Troy Ltd. (Bermuda)*	2,221	103,765
La-Z-Boy, Inc.†	63,897	1,474,743
LeapFrog Enterprises, Inc.*†	101,317	867,274
Leggett & Platt, Inc.	22,738	676,228
Mattel, Inc.†	15,982	709,121
Ralph Lauren Corp.	2,944	487,644
Smith & Wesson Holding Corp.*†	143,258	1,544,321
Steven Madden, Ltd.*†	41,153	1,509,492
Sturm Ruger & Co., Inc.†	19,572	1,280,205
Tupperware Brands Corp.†	4,492	402,708
VF Corp.	2,065	443,975
Whirlpool Corp.†	9,712	1,418,049

		17,511,254

Consumer Services — 4.2%
American Public Education, Inc.*†	36,594	1,464,858
Apollo Group, Inc., Class A*†	718	19,163
Bally Technologies, Inc.*†	22,488	1,644,772
Bridgepoint Education, Inc.*†	14,996	293,922
Brinker International, Inc.†	15,294	679,359
Capella Education Co.*	2,600	158,392
CEC Entertainment, Inc.†	7,584	351,518

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Education Management Corp.*†	9,254	$141,586
Fossil Group, Inc.*†	183	23,230
International Game Technology†	69,197	1,300,904
Interval Leisure Group, Inc.†	6,226	151,105
Jack in the Box, Inc.*	1,430	58,172
Matthews International Corp., Class A†	21,103	856,782
McDonald’s Corp.	7,387	712,993
Multimedia Games Holding Co., Inc.*	13,116	426,401
Sonic Corp.*†	12,218	235,807
Speedway Motorsports, Inc.†	12,564	229,419
Starwood Hotels & Resorts Worldwide, Inc.†	1,945	143,191
Weight Watchers International, Inc.†	32,469	1,042,580

		9,934,154

Food & Staples Retailing — 1.9%
CVS Caremark Corp.†	1,654	102,978
Kroger Co. (The)†	6,065	259,825
Rite Aid Corp.*†	98,512	525,069
Safeway, Inc.†	10,321	360,203
SUPERVALU, Inc.*†	187,400	1,317,422
Sysco Corp.	22,668	733,083
Walgreen Co.†	2,026	120,020
Wal-Mart Stores, Inc.†	14,728	1,130,374

		4,548,974

Food, Beverage & Tobacco — 9.0%
Altria Group, Inc.†	54,667	2,035,252
Archer-Daniels-Midland Co.†	48,271	1,974,284
Bunge, Ltd.†	15,962	1,310,959
Chiquita Brands International, Inc.*†	39,821	412,147
Coca-Cola Bottling Co. Consolidated†	7,890	499,595
Coca-Cola Co. (The)	8,394	332,151
Cott Corp. (Canada)	16,005	131,241
Dr Pepper Snapple Group, Inc.†	38,188	1,808,202
General Mills, Inc.†	5,940	299,495
Green Mountain Coffee Roasters, Inc.*†	19,686	1,236,478
Hillshire Brands Co.†	29,352	963,626
Ingredion, Inc.†	15,567	1,023,686
JM Smucker Co. (The)†	1,166	129,671
Kellogg Co.†	5,202	329,026
Kraft Foods Group, Inc.†	21,915	1,191,738
Mead Johnson Nutrition Co.	1,668	136,209

The accompanying notes are an integral part of the financial statements.

10

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	15,576	$1,309,786
Pilgrim’s Pride Corp.*†	133,164	1,886,934
Pinnacle Foods, Inc.	8,061	218,372
Reynolds American, Inc.†	12,286	631,132
Sanderson Farms, Inc.†	23,850	1,507,558
Tyson Foods, Inc., Class A†	67,495	1,867,587
Vector Group, Ltd.†	15,171	245,315

		21,480,444

Health Care Equipment & Services — 10.5%
Abaxis, Inc.	5,154	184,152
AMN Healthcare Services, Inc.*†	99,879	1,238,500
ArthroCare Corp.*†	21,817	816,828
Cardinal Health, Inc.†	33,209	1,948,040
CareFusion Corp.*†	18,281	708,754
Chemed Corp.†	27,884	1,891,093
Corvel Corp.*†	10,802	449,363
CR Bard, Inc.†	34	4,631
DaVita HealthCare Partners, Inc.*†	22,624	1,271,695
Edwards Lifesciences Corp.*	11,850	772,502
Express Scripts Holding Co.*†	18,769	1,173,438
Globus Medical, Inc., Class A*	12,821	246,163
HCA Holdings, Inc.†	1,497	70,569
HealthSouth Corp.†	5,634	197,810
Hill-Rom Holdings, Inc.	15,409	636,238
ICU Medical, Inc.*	15,810	977,058
IPC The Hospitalist Co., Inc.*	2,406	131,825
Kindred Healthcare, Inc.†	113,779	1,579,253
Laboratory Corp. of America Holdings*	592	59,733
LifePoint Hospitals, Inc.*	3,571	184,406
Masimo Corp.†	10,222	261,888
MEDNAX, Inc.*†	6,681	728,363
Medtronic, Inc.†	8,695	499,093
Meridian Bioscience, Inc.†	53,652	1,326,277
Omnicare, Inc.†	31,097	1,715,000
Owens & Minor, Inc.†	1,527	57,140
Quest Diagnostics, Inc.†	19,305	1,156,563
ResMed, Inc.	19,005	983,319
Select Medical Holdings Corp.†	130,164	1,103,791
Stryker Corp.†	5,060	373,732
Universal Health Services, Inc., Class B†	8,983	723,670
VCA Antech, Inc.*†	49,779	1,416,213

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Holdings, Inc.	2,036	$178,089

		25,065,189

Household & Personal Products — 2.8%
Avon Products, Inc.†	70,891	1,240,592
Clorox Co. (The)†	5,961	537,623
Energizer Holdings, Inc.†	19,999	1,962,102
Inter Parfums, Inc.†	50,436	1,773,330
Prestige Brands Holdings, Inc.*†	36,052	1,125,904
Procter & Gamble Co. (The)	351	28,343
Revlon, Inc., Class A*†	2,806	66,642

		6,734,536

Media — 4.8%
Belo Corp., Class A†	96,858	1,329,860
CBS Corp., Class B, non-voting shares†	147	8,694
Crown Media Holdings, Inc., Class A*	18	60
Cumulus Media, Inc., Class A*†	152,203	910,174
DIRECTV*	7,271	454,365
Gannett Co., Inc.†	2,181	60,348
Harte-Hanks, Inc.†	87,928	700,786
Interpublic Group of Cos., Inc. (The)	33,186	557,525
John Wiley & Sons, Inc., Class A	3,431	172,545
Loral Space & Communications, Inc.†	17,261	1,231,918
Meredith Corp.†	773	39,655
Morningstar, Inc.	3,021	242,556
National CineMedia, Inc.	3,836	67,207
New York Times Co. (The), Class A†	57,034	788,780
News Corp., Class A*†	61,645	1,084,952
Regal Entertainment Group, Class A†	1,182	22,470
Starz, Class A*†	45,331	1,366,730
Time Warner Cable, Inc.	8,933	1,073,300
Time Warner, Inc.†	4,643	319,160
Valassis Communications, Inc.†	6,497	177,758
Viacom, Inc., Class B	8,769	730,370

		11,339,213

Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
Actavis PLC (Ireland)*†	4,216	651,709
Allergan, Inc.†	17,936	1,625,181
Charles River Laboratories International, Inc.*	6,907	339,893
Eli Lilly & Co.	19,553	974,130
Endo Health Solutions, Inc.*†	3,225	141,029
Johnson & Johnson	45	4,167

The accompanying notes are an integral part of the financial statements.

11

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Myriad Genetics, Inc.*†	63,473	$1,547,472
PAREXEL International Corp.*†	2,241	102,436
PDL BioPharma, Inc.†	207,087	1,675,334
Questcor Pharmaceuticals, Inc.†	16,682	1,023,774
Quintiles Transnational Holdings, Inc.*	2,714	113,961
Santarus, Inc.*†	325	7,582
United Therapeutics Corp.*†	19,994	1,769,869

		9,976,537

Retailing — 10.4%
Abercrombie & Fitch Co., Class A†	36,014	1,349,805
American Eagle Outfitters, Inc.†	22,122	342,670
Ascena Retail Group, Inc.*†	73,343	1,451,458
AutoZone, Inc.*	2,968	1,290,160
Bed Bath & Beyond, Inc.*†	18,393	1,422,147
Big Lots, Inc.*	20,897	759,815
Brown Shoe Co., Inc.†	31,343	703,337
Buckle, Inc. (The)†	27,820	1,361,511
Cato Corp. (The)	6,233	186,802
Chico’s FAS, Inc.†	28,554	489,701
Childrens Place Retail Stores, Inc (The)*†	21,915	1,196,340
Dillard’s, Inc., Class A†	11,700	959,166
Express, Inc.*†	2,481	57,584
Foot Locker, Inc.†	8,626	299,322
Francesca’s Holdings Corp.*†	51,210	921,268
GameStop Corp., Class A†	5,509	302,003
Gap, Inc. (The)†	27,608	1,021,220
Genuine Parts Co	81	6,385
Group 1 Automotive, Inc.†	14,501	928,064
Guess?, Inc.†	50,758	1,586,188
hhgregg, Inc.*†	45,053	698,772
Home Depot, Inc. (The)†	13,144	1,023,786
HSN, Inc.	5,194	272,166
Kohl’s Corp.†	5,854	332,507
Lithia Motors, Inc., Class A†	1,414	88,870
Lowe’s Cos., Inc.†	26,437	1,316,034
Macy’s, Inc.†	11,449	527,913
Men’s Wearhouse, Inc. (The)†	12,409	524,901
Murphy USA, Inc.*	8,370	339,655
Office Depot, Inc.*†	21,320	119,179
OfficeMax, Inc.†	2,438	36,521
PetSmart, Inc.†	7,610	553,704

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Staples, Inc.†	26,089	$420,555
TJX Cos., Inc.†	2,288	139,088
Urban Outfitters, Inc.*†	43,691	1,655,015

		24,683,612

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*†	8,904	185,916
Atmel Corp.*	56,133	408,648
Broadcom Corp., Class A†	50,978	1,362,132
Cabot Microelectronics Corp.*†	17,969	734,752
Cirrus Logic, Inc.*†	67,454	1,512,993
First Solar, Inc.*†	9,224	463,690
Freescale Semiconductor Ltd.*	2,328	35,944
Intel Corp.	3,428	83,746
NVIDIA Corp.†	35,779	543,125
PDF Solutions, Inc.*	4,921	113,035
Power Integrations, Inc.	5,084	292,025
Semtech Corp.*†	21,342	663,950
Skyworks Solutions, Inc.*	34,605	892,117
Texas Instruments, Inc.	19,220	808,778
Xilinx, Inc.	10,172	462,012

		8,562,863

Software & Services — 11.2%
Accenture PLC, Class A (Ireland)	10,934	803,649
Activision Blizzard, Inc.†	95,375	1,587,039
Amdocs Ltd. (Channel Islands)†	5,381	206,899
Booz Allen Hamilton Holding Corp.†	80,126	1,586,495
Broadridge Financial Solutions, Inc.†	1,021	35,898
CA Inc†	27,028	858,409
CACI International, Inc., Class A*†	17,707	1,274,550
Cadence Design Systems, Inc.*†	28,734	372,680
Citrix Systems, Inc.*	754	42,812
Computer Sciences Corp.†	28,945	1,425,831
CoreLogic, Inc.*†	17,664	587,681
DST Systems, Inc.	13,675	1,159,230
FactSet Research Systems, Inc.	2,002	218,098
Genpact, Ltd. (Bermuda)*†	9,600	190,368
Heartland Payment Systems, Inc.†	246	9,951
IAC/InterActiveCorp	22,686	1,211,206
iGATE Corp.*†	47,309	1,506,319
Leidos Holdings, Inc.†	908	42,758
Lender Processing Services, Inc.†	8,679	299,599
Liquidity Services, Inc.*	42,042	1,097,717
ManTech International Corp., Class A	1,894	52,918

The accompanying notes are an integral part of the financial statements.

12

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†	2,527	$89,329
MicroStrategy, Inc., Class A*	604	73,682
NeuStar, Inc., Class A*†	32,606	1,497,268
Oracle Corp.†	47,972	1,607,062
Pegasystems, Inc.†	16,720	636,363
Progress Software Corp.*	1,705	44,262
Sapient Corp.*†	86,395	1,365,905
Science Applications International Corp.†	10,676	376,329
Stamps.com, Inc.*	20	909
Symantec Corp.	48,289	1,098,092
Syntel, Inc.†	3,346	287,221
Take-Two Interactive Software, Inc.*	37,333	668,634
TeleTech Holdings, Inc.*	489	12,944
Teradata Corp.*†	23,124	1,019,075
ValueClick, Inc.*†	46,501	893,284
Verint Systems, Inc.*	13,370	488,272
Western Union Co. (The)†	59,527	1,013,150
Zynga, Inc., Class A*	249,676	896,337

		26,638,225

Technology Hardware & Equipment — 15.2%
Aeroflex Holding Corp.*†	5,000	38,749
Amphenol Corp., Class A	7,120	571,665
Anixter International, Inc.*†	12,693	1,085,125
Apple, Inc.†	2,176	1,136,634
Avnet, Inc.†	19,032	755,570
Badger Meter, Inc.†	14,820	770,788
Benchmark Electronics, Inc.*†	66,759	1,517,432
Brocade Communications Systems, Inc.*†	132,650	1,063,853
Checkpoint Systems, Inc.*†	80,568	1,371,267
Cisco Systems, Inc.†	46,881	1,054,822
EMC Corp.†	56,427	1,358,198
F5 Networks, Inc.*†	13,212	1,076,910
Fabrinet (Cayman Islands)*†	72,478	1,213,282
FARO Technologies, Inc.*†	7,545	358,388
FLIR Systems, Inc.†	50,607	1,441,287
Harris Corp.†	21,200	1,313,552
Hewlett-Packard Co.†	51,088	1,245,015
Insight Enterprises, Inc.*†	61,747	1,301,009
InterDigital, Inc.	3,594	139,268
Jabil Circuit, Inc.†	3,843	80,165
Juniper Networks, Inc.*	14,905	277,829
Lexmark International, Inc., Class A†	14,682	521,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Molex, Inc.†	31,053	$1,198,646
NCR Corp.*†	3,341	122,114
NetApp, Inc.†	30,932	1,200,471
NETGEAR, Inc.*†	34,240	984,742
Newport Corp.*†	44,522	706,564
Plexus Corp.*	6,830	261,452
QUALCOMM, Inc.	2,507	174,161
Rogers Corp.*	11,475	699,516
SanDisk Corp.†	23,677	1,645,552
Sanmina Corp.*†	93,202	1,357,021
ScanSource, Inc.*†	43,289	1,664,895
Seagate Technology PLC (Ireland)†	6,588	320,704
SYNNEX Corp*†	3,107	190,459
TE Connectivity, Ltd. (Switzerland)†	26,856	1,382,815
Universal Display Corp.*	2,428	77,453
Vishay Intertechnology, Inc.*†	69,329	850,667
Western Digital Corp.†	10,283	716,005
Xerox Corp.†	145,704	1,448,298
Zebra Technologies Corp., Class A*†	30,717	1,483,938

		36,178,226

Telecommunication Services — 1.1%
Atlantic Tele-Network, Inc.†	1,691	93,715
CenturyLink, Inc.†	3,000	101,580
Frontier Communications Corp.†	227,907	1,005,070
Verizon Communications, Inc.†	25,410	1,283,459
Vonage Holdings Corp.*†	41,750	155,728
Windstream Holdings, Inc.	722	6,173

		2,645,725

Transportation — 2.4%
CSX Corp.†	34,924	910,119
Heartland Express, Inc.	20,072	288,234
Knight Transportation, Inc.†	47,809	811,319
Marten Transport Ltd.	1,794	31,646
Matson, Inc.†	59,628	1,615,323
Swift Transportation Co.*†	4,571	99,602
Union Pacific Corp.†	8,772	1,328,081
Werner Enterprises, Inc.†	27,059	626,686

		5,711,010

TOTAL COMMON STOCKS (Cost $268,946,213)		285,721,570

The accompanying notes are an integral part of the financial statements.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
TOTAL LONG POSITIONS - 119.9%		$285,721,570

(Cost $268,946,213)

SHORT POSITIONS - (59.0)%
COMMON STOCKS — (59.0)%
Automobiles & Components — (1.2)%
American Axle & Manufacturing Holdings, Inc.*	(40,661)	(756,701)
Dorman Products, Inc.	(680)	(33,055)
Drew Industries, Inc.	(12,713)	(638,955)
Fox Factory Holding Corp.*	(765)	(13,326)
Gentherm, Inc.*	(40,407)	(943,503)
Lear Corp.	(2,603)	(201,446)
TRW Automotive Holdings Corp.*	(683)	(51,300)
Winnebago Industries, Inc.*	(6,692)	(198,485)

		(2,836,771)

Capital Goods — (8.4)%
Actuant Corp., Class A	(13,876)	(521,182)
Acuity Brands, Inc.	(3,439)	(345,653)
American Railcar Industries, Inc.	(5,259)	(215,409)
AO Smith Corp.	(807)	(41,682)
Apogee Enterprises, Inc.	(22,035)	(689,255)
Armstrong World Industries, Inc.*	(10,183)	(544,078)
AZZ, Inc.	(21,407)	(961,174)
Beacon Roofing Supply, Inc.*	(9,628)	(334,188)
Blount International, Inc.*	(3,225)	(39,280)
Builders FirstSource, Inc.*	(44,299)	(328,256)
Chart Industries, Inc.*	(2,072)	(222,678)
CLARCOR, Inc.	(6,893)	(403,103)
DXP Enterprises, Inc.*	(7,185)	(660,302)
Eaton Corp. PLC (Ireland)	(9,763)	(688,877)
Encore Wire Corp.	(13,990)	(692,925)
ESCO Technologies, Inc.	(17,691)	(638,291)
Fastenal Co.	(8,430)	(419,814)
Franklin Electric Co., Inc.	(12,985)	(491,482)
General Cable Corp.	(16,743)	(551,347)
GrafTech International Ltd.*	(25,479)	(226,763)
Griffon Corp.	(6,520)	(81,696)
Harsco Corp.	(31,691)	(883,545)
ITT Corp.	(10,194)	(405,008)
John Bean Technologies Corp.	(17,798)	(483,750)
Middleby Corp. (The)*	(3,390)	(771,734)
MSC Industrial Direct Co., Inc., Class A	(2,508)	(191,536)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mueller Water Products, Inc., Class A	(18,726)	$(160,482)
NCI Building Systems, Inc.*	(61,213)	(883,304)
Polypore International, Inc.*	(5,144)	(232,509)
Powell Industries, Inc.*	(56)	(3,518)
Proto Labs, Inc.*	(8,433)	(707,191)
Quanex Building Products Corp.	(385)	(6,845)
Raven Industries, Inc.	(10,970)	(365,959)
RBC Bearings, Inc.*	(11,235)	(772,856)
Rush Enterprises, Inc., Class A*	(19,563)	(559,893)
Standex International Corp.	(276)	(16,977)
Stanley Black & Decker, Inc.	(4,601)	(363,893)
Sun Hydraulics Corp.	(8,479)	(336,447)
Tennant Co.	(8,406)	(510,160)
Textainer Group Holdings Ltd., (Bermuda)	(20,887)	(791,617)
Toro Co. (The)	(6,108)	(360,006)
Trimas Corp.*	(17,783)	(673,264)
Universal Forest Products, Inc.	(12,162)	(643,613)
WABCO Holdings, Inc.*	(213)	(18,250)
Wabtec Corp.	(2,921)	(190,419)
WESCO International, Inc.*	(735)	(62,813)
Woodward, Inc.	(1,912)	(76,652)
Xylem, Inc.	(15,029)	(518,500)

		(20,088,176)

Commercial & Professional Services — (4.4)%
Acacia Research Corp.	(55,325)	(834,854)
ADT Corp. (The)	(2,467)	(106,994)
Advisory Board Co. (The)*	(9,537)	(654,238)
Clean Harbors, Inc.*	(9,958)	(614,906)
Copart, Inc.*	(16,049)	(517,259)
Corporate Executive Board Co. (The)	(8,859)	(645,821)
Covanta Holding Corp.	(36,782)	(631,547)
Exponent, Inc.	(2,388)	(180,557)
Healthcare Services Group, Inc.	(31,273)	(856,567)
Huron Consulting Group, Inc.*	(5,294)	(310,070)
IHS, Inc., Class A*	(8,153)	(889,085)
Interface, Inc.	(14,767)	(299,032)
Iron Mountain, Inc.	(352)	(9,342)
Korn/Ferry International*	(21,994)	(523,457)
Nielsen Holdings NV (Netherlands)	(13,746)	(542,142)
Rollins, Inc.	(3,814)	(105,419)
Standard Parking Corp.*	(24,301)	(643,247)
Team, Inc.*	(8,073)	(301,042)
TrueBlue, Inc.*	(9,033)	(223,115)

The accompanying notes are an integral part of the financial statements.

14

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
United Stationers, Inc.	(863)	$(38,352)
Verisk Analytics, Inc., Class A*	(3,039)	(208,232)
WageWorks, Inc.*	(13,106)	(671,158)
Waste Connections, Inc.	(16,940)	(724,016)

		(10,530,452)

Consumer Durables & Apparel — (3.6)%
Arctic Cat, Inc.	(2,897)	(151,803)
Brunswick Corp.	(10,369)	(467,953)
Columbia Sportswear Co.	(98)	(6,553)
Garmin, Ltd. (Switzerland)	(2,419)	(113,088)
Harman International Industries, Inc.	(7,528)	(609,919)
Iconix Brand Group, Inc.*	(24,441)	(882,076)
iRobot Corp.*	(25,917)	(877,809)
Jones Group, Inc. (The)	(10,611)	(164,895)
Mohawk Industries, Inc.*	(6,321)	(837,027)
Movado Group, Inc.	(12,190)	(568,420)
Oxford Industries, Inc.	(3,307)	(237,343)
Polaris Industries, Inc.	(3,142)	(411,445)
PVH Corp.	(6,781)	(844,709)
Quiksilver, Inc.*	(78,656)	(654,418)
Tempur Sealy International, Inc.*	(22,871)	(877,103)
Under Armour, Inc., Class A*	(7,592)	(616,091)
Wolverine World Wide, Inc.	(6,694)	(386,512)

		(8,707,164)

Consumer Services — (7.1)%
AFC Enterprises, Inc.*	(11,469)	(511,288)
Ascent Capital Group, Inc., Class A*	(3,317)	(280,021)
BJ’s Restaurants, Inc.*	(19,460)	(526,588)
Bloomin’ Brands, Inc.*	(1,189)	(29,755)
Bob Evans Farms, Inc.	(15,928)	(909,330)
Boyd Gaming Corp.*	(45,400)	(479,424)
Bright Horizons Family Solutions, Inc.*	(2,396)	(89,251)
Buffalo Wild Wings, Inc.*	(3,994)	(569,465)
Carnival Corp. (Panama)	(20,188)	(699,514)
Chipotle Mexican Grill, Inc.*	(522)	(275,078)
Churchill Downs, Inc.	(5,731)	(492,350)
Chuy’s Holdings, Inc.*	(16,259)	(611,338)
Cracker Barrel Old Country Store, Inc.	(470)	(51,639)
Darden Restaurants, Inc.	(15,550)	(801,292)
Denny’s Corp.*	(706)	(4,483)
Dunkin’ Brands Group, Inc.	(3,053)	(145,567)
Fiesta Restaurant Group, Inc.*	(11,808)	(500,541)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Grand Canyon Education, Inc.*	(8,971)	$(424,059)
Hillenbrand, Inc.	(30,220)	(852,808)
Hyatt Hotels Corp., Class A*	(8,100)	(385,560)
K12, Inc.*	(5,855)	(107,029)
Krispy Kreme Doughnuts, Inc.*	(33,491)	(812,492)
Life Time Fitness, Inc.*	(15,405)	(699,695)
LifeLock, Inc.*	(42,228)	(679,449)
Orient-Express Hotels Ltd., Class A (Bermuda)*	(46,315)	(616,453)
Panera Bread Co., Class A*	(1,606)	(253,620)
Papa John’s International, Inc.	(5,533)	(418,682)
Penn National Gaming, Inc.*	(10,048)	(587,908)
Pinnacle Entertainment, Inc.*	(19,524)	(456,862)
Red Robin Gourmet Burgers, Inc.*	(7,742)	(589,786)
Regis Corp.	(41,316)	(599,082)
Royal Caribbean Cruises Ltd. (Liberia)	(5,572)	(234,247)
SHFL Entertainment, Inc.*	(5,981)	(138,640)
Starbucks Corp.	(1,959)	(158,777)
Stewart Enterprises, Inc., Class A	(25,481)	(336,604)
Texas Roadhouse, Inc.	(20,202)	(553,939)
Vail Resorts, Inc.	(10,334)	(728,030)
Wendy’s Co. (The)	(30,907)	(268,582)

		(16,879,228)

Food & Staples Retailing — (2.9)%
Casey’s General Stores, Inc.	(1,730)	(126,082)
Costco Wholesale Corp.	(195)	(23,010)
Fairway Group Holdings Corp.*	(22,349)	(545,986)
Fresh Market, Inc. (The)*	(16,105)	(819,906)
Harris Teeter Supermarkets, Inc.	(2,377)	(117,234)
Ingles Markets, Inc., Class A	(21,551)	(556,231)
Natural Grocers By Vitamin Cottage, Inc.*	(15,261)	(608,914)
Pricesmart, Inc.	(6,033)	(686,495)
Sprouts Farmers Market, Inc.*	(14,158)	(652,117)
Susser Holdings Corp.*	(16,984)	(931,403)
United Natural Foods, Inc.*	(9,758)	(697,209)
Weis Markets, Inc.	(7,608)	(389,301)
Whole Foods Market, Inc.	(10,660)	(672,966)

		(6,826,854)

Food, Beverage & Tobacco — (4.3)%
Annie’s, Inc.*	(10,534)	(497,732)
B&G Foods, Inc.	(15,513)	(525,115)
Beam, Inc.	(12,624)	(849,595)

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Boston Beer Co., Inc. (The), Class A*	(3,279)	$(752,826)
Boulder Brands, Inc.*	(45,045)	(738,288)
Brown-Forman Corp., Class B	(8,313)	(606,683)
Campbell Soup Co.	(6,650)	(283,090)
ConAgra Foods, Inc.	(26,562)	(844,937)
Darling International, Inc.*	(8,824)	(205,334)
Flowers Foods, Inc.	(25,925)	(656,940)
Fresh del Monte Produce, Inc., (Cayman Islands)	(30,846)	(820,195)
Hain Celestial Group, Inc. (The)*	(8,699)	(724,018)
Hershey Co. (The)	(3)	(298)
J&J Snack Foods Corp.	(5,374)	(459,853)
Lancaster Colony Corp.	(28)	(2,324)
Mondelez International, Inc., Class A	(16,213)	(545,405)
National Beverage Corp.	(166)	(3,039)
Snyders-Lance, Inc.	(5,881)	(176,371)
SunOpta, Inc. (Canada)*	(80,425)	(866,177)
TreeHouse Foods, Inc.*	(4,442)	(325,421)
WhiteWave Foods Co., Class A*	(18,488)	(369,945)

		(10,253,586)

Health Care Equipment & Services — (6.0)%
Acadia Healthcare Co., Inc.*	(9,724)	(421,632)
Air Methods Corp.	(7,299)	(319,112)
Alere, Inc.*	(4,610)	(155,495)
Align Technology, Inc.*	(4,117)	(234,916)
Allscripts Healthcare Solutions, Inc.*	(65,906)	(911,479)
AmerisourceBergen Corp.	(7,988)	(521,856)
Amsurg Corp.*	(2,769)	(118,762)
athenahealth, Inc.*	(7,617)	(1,016,946)
Brookdale Senior Living, Inc.*	(16,183)	(438,236)
Capital Senior Living Corp.*	(26,866)	(595,888)
Cerner Corp.*	(11,213)	(628,264)
Computer Programs & Systems, Inc.	(7,011)	(399,907)
Cooper Cos., Inc. (The)	(1,014)	(131,019)
Ensign Group, Inc. (The)	(10,270)	(437,297)
ExamWorks Group, Inc.*	(3,428)	(88,614)
Haemonetics Corp.*	(17,242)	(699,336)
Hanger, Inc.*	(80)	(2,936)
Health Management Associates, Inc., Class A*	(48,548)	(622,385)
HealthStream, Inc.*	(21,365)	(763,158)
Henry Schein, Inc.*	(2,503)	(281,412)
Medidata Solutions, Inc.*	(5,976)	(659,213)
Merit Medical Systems, Inc.*	(29,507)	(471,817)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
MWI Veterinary Supply, Inc.*	(156)	$(24,748)
National Healthcare Corp.	(755)	(36,527)
Neogen Corp.*	(17,979)	(830,989)
Owens & Minor, Inc.	(1,527)	(57,140)
Patterson Cos., Inc.	(306)	(13,008)
Quality Systems, Inc.	(15,465)	(352,911)
Quidel Corp.*	(36,658)	(905,453)
Spectranetics Corp.*	(43,987)	(918,888)
Team Health Holdings, Inc.*	(6,882)	(298,954)
Tenet Healthcare Corp.*	(2,566)	(121,090)
West Pharmaceutical Services, Inc.	(17,280)	(835,488)

		(14,314,876)

Household & Personal Products — (0.6)%
Church & Dwight Co., Inc.	(4,900)	(319,235)
Elizabeth Arden, Inc.*	(10,607)	(383,867)
Estee Lauder Cos, Inc. (The), Class A	(95)	(6,741)
Spectrum Brands Holdings, Inc.	(7,031)	(463,484)
WD-40 Co.	(2,722)	(197,318)

		(1,370,645)

Media — (1.9)%
AMC Networks, Inc., Class A*	(3,149)	(220,713)
Charter Communications, Inc., Class A*	(2,581)	(346,473)
Clear Channel Outdoor Holdings, Inc., Class A*	(21,232)	(180,472)
Discovery Communications, Inc., Class A*	(2,793)	(248,354)
Lamar Advertising Co., Class A*	(7,583)	(346,619)
LIN Media, LLC, Class A*	(28,867)	(709,262)
Nexstar Broadcasting Group, Inc., Class A	(20,817)	(924,067)
Scholastic Corp.	(26,862)	(770,671)
Sinclair Broadcast Group, Inc., Class A	(19,550)	(626,773)
Sirius XM Radio, Inc.	(20,175)	(76,060)

		(4,449,464)

Pharmaceuticals, Biotechnology & Life Sciences — (1.3)%
Bio-Rad Laboratories, Inc., Class A*	(6,848)	(845,865)
Bruker Corp.*	(9,639)	(197,118)
Illumina, Inc.*	(3,517)	(328,875)
Life Technologies Corp.*	(2,352)	(177,129)
Luminex Corp.*	(25,441)	(496,100)
PerkinElmer, Inc.	(16,008)	(608,944)

The accompanying notes are an integral part of the financial statements.

16

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Techne Corp.	(4,058)	$(354,629)
Thermo Fisher Scientific, Inc.	(1,639)	(160,261)

		(3,168,921)

Retailing — (7.8)%
Advance Auto Parts, Inc.	(1,549)	(153,630)
Aeropostale, Inc.*	(100,052)	(929,483)
Amazon.com, Inc.*	(2,096)	(763,007)
Asbury Automotive Group, Inc.*	(13,368)	(642,332)
Barnes & Noble, Inc.*	(21,627)	(305,590)
Core-Mark Holding Co., Inc.	(754)	(53,330)
CST Brands, Inc.	(12,211)	(393,683)
Dick’s Sporting Goods, Inc.	(12,388)	(659,165)
Dollar Tree, Inc.*	(4,822)	(281,605)
Expedia, Inc.	(8,392)	(494,121)
Finish Line, Inc. (The), Class A	(5,321)	(133,238)
Five Below, Inc.*	(10,468)	(505,186)
Fred’s, Inc., Class A	(21,090)	(341,658)
Groupon, Inc.*	(38,559)	(352,044)
Hibbett Sports, Inc.*	(5,372)	(313,349)
HomeAway, Inc.*	(745)	(22,089)
JC Penney Co., Inc.*	(238)	(1,785)
Jos A Bank Clothiers, Inc.*	(2,395)	(114,912)
LKQ Corp.*	(11,911)	(393,420)
Monro Muffler Brake, Inc.	(12,689)	(583,694)
Netflix, Inc.*	(1,569)	(505,971)
Penske Automotive Group, Inc.	(3,170)	(125,595)
Pier 1 Imports, Inc.	(1,760)	(36,749)
Pool Corp.	(6,841)	(372,014)
priceline.com, Inc.*	(487)	(513,215)
Restoration Hardware Holdings, Inc.*	(11,203)	(781,297)
RetailMeNot, Inc.*	(14,792)	(482,515)
Ross Stores, Inc.	(1,558)	(120,511)
Saks, Inc.*	(60,000)	(959,400)
Sears Hometown and Outlet Stores, Inc.*	(15,654)	(436,120)
Select Comfort Corp.*	(7,429)	(136,099)
Shutterfly, Inc.*	(16,558)	(813,660)
Signet Jewelers Ltd. (Bermuda)	(6,670)	(497,982)
Sonic Automotive, Inc., Class A	(30,828)	(686,848)
Stage Stores, Inc.	(30,937)	(638,849)
Stein Mart, Inc.	(48,278)	(713,066)
Target Corp.	(363)	(23,519)
Tile Shop Holdings, Inc.*	(28,837)	(643,930)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.	(4,023)	$(287,041)
TripAdvisor, Inc.*	(10,209)	(844,386)
Tuesday Morning Corp.*	(16,411)	(232,216)
Ulta Salon Cosmetics & Fragrance, Inc.*	(6,291)	(810,595)
Vitamin Shoppe, Inc.*	(12,937)	(606,875)

		(18,705,774)

Software & Services — (2.7)%
Acxiom Corp.*	(9,757)	(324,225)
CommVault Systems, Inc.*	(8,073)	(630,340)
CSG Systems International, Inc.	(1,801)	(50,176)
EPAM Systems, Inc.*	(22,685)	(850,007)
Fidelity National Information Services, Inc.	(622)	(30,322)
Fortinet, Inc.*	(13,430)	(270,077)
Gartner, Inc.*	(1,583)	(93,318)
Gigamon, Inc.*	(5,915)	(182,064)
MAXIMUS, Inc.	(14,958)	(724,715)
Qualys, Inc.*	(22,581)	(469,685)
Sykes Enterprises, Inc.*	(43,550)	(815,256)
Total System Services, Inc.	(23,234)	(693,070)
Virtusa Corp.*	(29,327)	(911,483)
Visa, Inc., Class A	(1,568)	(308,379)

		(6,353,117)

Technology Hardware & Equipment — (3.9)%
Arrow Electronics, Inc.*	(4,693)	(225,358)
Belden, Inc.	(836)	(56,229)
Cognex Corp.	(13,234)	(413,562)
Coherent, Inc.	(5,036)	(333,333)
CTS Corp.	(12,027)	(223,943)
FEI Co.	(4,985)	(444,064)
Ingram Micro, Inc., Class A*	(41,464)	(960,721)
InvenSense, Inc.*	(19,913)	(336,331)
IPG Photonics Corp.	(6,403)	(424,327)
Itron, Inc.*	(17,593)	(750,693)
Littelfuse, Inc.	(3,172)	(269,715)
Measurement Specialties, Inc.*	(12,696)	(707,548)
Methode Electronics, Inc.	(25,999)	(665,054)
MTS Systems Corp.	(14,132)	(923,102)
National Instruments Corp.	(29,036)	(843,496)
OSI Systems, Inc.*	(10,911)	(794,757)
Rofin-Sinar Technologies, Inc.*	(1,431)	(37,564)
Trimble Navigation Ltd.*	(9,001)	(257,159)

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TTM Technologies, Inc.*	(63,209)	$(553,079)

		(9,220,035)

Transportation — (2.9)%
Atlas Air Worldwide Holdings, Inc.*	(14,398)	(533,158)
Expeditors International of Washington, Inc.	(5,227)	(236,731)
Forward Air Corp.	(1,950)	(78,936)
Genesee & Wyoming, Inc., Class A*	(8,781)	(876,695)
JB Hunt Transport Services, Inc.	(6,883)	(516,431)
Kansas City Southern	(5,992)	(728,148)
Kirby Corp.*	(5,111)	(452,272)
Roadrunner Transportation Systems, Inc.*	(24,410)	(646,865)
Ryder System, Inc.	(7,520)	(495,042)
Saia, Inc.*	(24,026)	(781,566)
Universal Truckload Services, Inc.	(9,630)	(256,736)
UTi Worldwide, Inc.	(61,586)	(936,107)
Wesco Aircraft Holdings, Inc.*	(20,184)	(369,771)

		(6,908,458)

TOTAL COMMON STOCK (Proceeds $132,063,432)		(140,613,521)

TOTAL SECURITES SOLD SHORT - (59.0)%		(140,613,521)

(Proceeds $132,063,432)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%		93,135,577

NET ASSETS - 100.0%		$238,243,626

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 174.0%
COMMON STOCKS — 174.0%
Automobiles & Components — 4.0%
Allison Transmission Holdings, Inc.	1,332	$32,434
Cooper Tire & Rubber Co.†	14,674	381,671
Dana Holding Corp.†	12,156	238,258
Gentex Corp.†	13,017	383,220
Goodyear Tire & Rubber Co. (The)†	41,760	876,125
Johnson Controls, Inc.†	14,627	675,036
Modine Manufacturing Co.*†	35,372	471,155
Tenneco, Inc.*†	2,927	155,336
Thor Industries, Inc.	2,857	165,735
Visteon Corp.*†	518	39,933

		3,418,903

Capital Goods — 28.5%
AAON, Inc.†	17,562	474,350
AAR Corp.†	1,126	32,961
AECOM Technology Corp.*†	29,298	931,090
AGCO Corp.†	9,020	526,588
Alamo Group, Inc.†	4,993	235,620
Alliant Techsystems, Inc.†	717	78,060
Altra Holdings, Inc.†	7,204	218,785
Babcock & Wilcox Co. (The)†	17,595	566,735
Barnes Group, Inc.	6,035	214,484
Boeing Co. (The)†	2,896	377,928
Brady Corp., Class A†	2,752	80,331
Briggs & Stratton Corp.†	40,969	751,371
Carlisle Cos., Inc.†	10,181	739,955
CIRCOR International, Inc.†	8,469	624,758
Comfort Systems USA, Inc.	2,582	48,103
Crane Co.†	14,001	889,064
Cummins, Inc.	4,895	621,763
Dover Corp.†	7,643	701,551
EnerSys, Inc.†	3,522	233,685
EnPro Industries, Inc.*†	15,753	939,982
Flowserve Corp.	5,590	388,337
Fluor Corp.†	3,625	269,048
General Dynamics Corp.†	968	83,858
Gorman-Rupp Co. (The)	3,801	154,853
Honeywell International, Inc.†	798	69,211
Hyster-Yale Materials Handling, Inc.	1,871	146,761
IDEX Corp.†	11,872	820,949
II-VI, Inc.*†	22,974	391,936
Illinois Tool Works, Inc.†	4,681	368,816
Ingersoll-Rand PLC (Ireland)†	7,031	474,803
Jacobs Engineering Group, Inc.*†	13,834	841,384

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Joy Global, Inc.†	17,175	$974,681
Lennox International, Inc.†	5,120	399,667
Lincoln Electric Holdings, Inc.†	11,371	787,328
Manitowoc Co., Inc. (The)†	48,468	943,187
Masco Corp.	37,163	785,254
Meritor, Inc.*	4,644	31,904
MRC Global, Inc.*	2,336	65,291
Mueller Industries, Inc.	4,168	251,289
Nordson Corp.	311	22,420
Nortek, Inc.*	4,743	332,816
Oshkosh Corp.*†	10,716	509,974
Owens Corning*	904	32,481
Parker Hannifin Corp.	2,063	240,793
Pentair, Ltd. (Switzerland)†	11,931	800,451
Quanta Services, Inc.*	25,160	760,084
Raytheon Co.†	7,412	610,526
Regal-Beloit Corp.	2,403	176,212
Rockwell Automation, Inc.†	1,890	208,675
Roper Industries, Inc.	3,254	412,640
SPX Corp.	3,259	295,624
URS Corp.†	17,540	951,019
Valmont Industries, Inc.†	7,596	1,067,238
WW Grainger, Inc.†	812	218,404

		24,175,078

Commercial & Professional Services — 12.1%
ACCO Brands Corp.*†	123,229	720,890
Brink’s Co. (The)†	16,789	527,175
Consolidated Graphics, Inc.*†	4,303	275,779
Deluxe Corp.†	5,298	249,483
Dun & Bradstreet Corp. (The)	1,277	138,925
Equifax, Inc.†	4,502	291,144
FTI Consulting, Inc.*†	5,250	213,045
G & K Services, Inc., Class A†	7,421	463,070
Herman Miller, Inc.†	6,893	209,134
ICF International, Inc.*†	9,622	333,114
Kforce, Inc.†	16,143	317,856
Knoll, Inc.	1,640	26,929
Manpowergroup, Inc.†	12,589	983,201
Mine Safety Appliances Co.†	12,960	624,154
Navigant Consulting, Inc.*†	34,989	607,059
On Assignment, Inc.*†	1,185	40,041
Pitney Bowes, Inc.†	42,519	907,355
Quad Graphics, Inc.†	18,862	658,661
Robert Half International, Inc.†	13,956	537,725

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
RPX Corp.*	11,645	$207,980
RR Donnelley & Sons Co.†	30,873	573,312
UniFirst Corp.†	6,504	668,741
Waste Management, Inc.†	7,124	310,179
West Corp.†	16,561	364,673

		10,249,625

Consumer Durables & Apparel — 12.2%
Coach, Inc.†	11,170	566,096
Columbia Sportswear Co.†	10,788	721,394
Crocs, Inc.*†	49,346	601,034
Deckers Outdoor Corp.*†	3,638	250,404
Ethan Allen Interiors, Inc.†	31,907	850,002
G-III Apparel Group, Ltd.*†	4,361	247,356
Hanesbrands, Inc.†	12,410	845,369
Helen of Troy Ltd. (Bermuda)*†	2,734	127,732
La-Z-Boy, Inc.†	35,804	826,356
LeapFrog Enterprises, Inc.*†	64,138	549,021
Leggett & Platt, Inc.†	13,163	391,468
Mattel, Inc.†	8,964	397,733
Newell Rubbermaid, Inc.	1,263	37,423
Ralph Lauren Corp.	1,376	227,921
Smith & Wesson Holding Corp.*†	81,958	883,507
Steven Madden, Ltd.*†	23,200	850,976
Sturm Ruger & Co., Inc.†	10,742	702,634
Tupperware Brands Corp.†	1,763	158,053
VF Corp.	1,357	291,755
Whirlpool Corp.†	5,380	785,534

		10,311,768

Consumer Services — 5.7%
American Public Education, Inc.*†	20,253	810,728
Bally Technologies, Inc.*†	12,330	901,816
Bridgepoint Education, Inc.*	1,339	26,244
Brinker International, Inc.†	7,006	311,207
Capella Education Co.*†	1,118	68,109
CEC Entertainment, Inc.†	2,348	108,830
International Game Technology†	37,911	712,727
Jack in the Box, Inc.*	1,659	67,488
Matthews International Corp., Class A†	9,552	387,811
McDonald’s Corp.	4,550	439,166
MGM Resorts International*	2,309	43,963
Multimedia Games Holding Co., Inc.*	8,729	283,780
Speedway Motorsports, Inc.†	4,473	81,677

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.†	19,432	$623,962

		4,867,508

Food & Staples Retailing — 2.4%
Kroger Co. (The)†	3,440	147,370
Safeway, Inc.†	2,995	104,526
SUPERVALU, Inc.*†	107,668	756,906
Sysco Corp.†	14,397	465,599
Walgreen Co.†	544	32,227
Wal-Mart Stores, Inc.†	7,301	560,352

		2,066,980

Food, Beverage & Tobacco — 13.0%
Altria Group, Inc.†	29,491	1,097,950
Archer-Daniels-Midland Co.†	27,122	1,109,290
Bunge, Ltd.†	8,870	728,493
Chiquita Brands International, Inc.*†	23,704	245,336
Coca-Cola Bottling Co. Consolidated†	2,809	177,866
Coca-Cola Co. (The)†	6,428	254,356
Cott Corp. (Canada)†	19,338	158,572
Dr Pepper Snapple Group, Inc.†	20,762	983,081
General Mills, Inc.†	2,009	101,294
Green Mountain Coffee Roasters, Inc.*†	8,350	524,464
Hillshire Brands Co.†	12,232	401,577
Ingredion, Inc.†	9,586	630,375
Kellogg Co.†	2,031	128,461
Kraft Foods Group, Inc.†	12,193	663,055
Mead Johnson Nutrition Co.	1,279	104,443
PepsiCo, Inc.†	7,819	657,500
Pilgrim’s Pride Corp.*†	34,493	488,766
Pinnacle Foods, Inc.	7,000	189,630
Reynolds American, Inc.†	5,740	294,864
Sanderson Farms, Inc.†	13,437	849,353
Tyson Foods, Inc., Class A†	36,876	1,020,359
Vector Group, Ltd.	13,091	211,681

		11,020,766

Health Care Equipment & Services — 15.9%
Abaxis, Inc.†	4,788	171,075
AMN Healthcare Services, Inc.*†	50,484	626,002
ArthroCare Corp.*†	8,667	324,492
Cardinal Health, Inc.†	18,473	1,083,626
CareFusion Corp.*†	7,953	308,338
Chemed Corp.†	16,234	1,100,990

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Corvel Corp.*†	2,398	$99,757
DaVita HealthCare Partners, Inc.*†	12,386	696,217
Edwards Lifesciences Corp.*	7,154	466,369
Express Scripts Holding Co.*†	10,732	670,965
Globus Medical, Inc., Class A*	12,740	244,608
Hill-Rom Holdings, Inc.	10,975	453,158
ICU Medical, Inc.*†	12,108	748,274
IPC The Hospitalist Co., Inc.*	788	43,175
Kindred Healthcare, Inc.†	64,472	894,871
Laboratory Corp. of America Holdings*	593	59,834
LifePoint Hospitals, Inc.*	2,826	145,935
MEDNAX, Inc.*†	4,133	450,580
Medtronic, Inc.†	4,047	232,298
Meridian Bioscience, Inc.†	25,856	639,160
Omnicare, Inc.†	17,235	950,510
Quest Diagnostics, Inc.†	9,523	570,523
ResMed, Inc.	11,298	584,559
Select Medical Holdings Corp.†	81,608	692,036
Universal Health Services, Inc., Class B†	4,417	355,834
VCA Antech, Inc.*†	27,019	768,691
Zimmer Holdings, Inc.	710	62,104

		13,443,981

Household & Personal Products — 4.0%
Avon Products, Inc.†	41,582	727,685
Clorox Co. (The)†	75	6,764
Energizer Holdings, Inc.†	10,410	1,021,325
Inter Parfums, Inc.†	24,742	869,929
Prestige Brands Holdings, Inc.*†	21,188	661,701
Procter & Gamble Co. (The)	766	61,854

		3,349,258

Media — 6.7%
Belo Corp., Class A†	54,183	743,933
Crown Media Holdings, Inc., Class A*†	1,699	5,641
Cumulus Media, Inc., Class A*†	78,008	466,488
DIRECTV*	4,007	250,397
Harte-Hanks, Inc.†	41,030	327,009
John Wiley & Sons, Inc., Class A	1,959	98,518
Loral Space & Communications, Inc.*†	7,662	546,837
Morningstar, Inc.	2,278	182,901
National CineMedia, Inc.	4,243	74,337

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
New York Times Co. (The), Class A*†	24,025	$332,266
News Corp., Class A*†	38,537	678,251
Starz, Class A*†	22,402	675,420
Time Warner Cable, Inc.†	5,137	617,211
Time Warner, Inc.†	2,245	154,321
Valassis Communications, Inc.	3,950	108,072
Viacom, Inc., Class B	5,064	421,781

		5,683,383

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Allergan, Inc.†	9,747	883,176
Charles River Laboratories International, Inc.*†	4,803	236,356
Eli Lilly & Co.†	10,880	542,042
Myriad Genetics, Inc.*†	17,806	434,110
PDL BioPharma, Inc.†	118,565	959,191
Questcor Pharmaceuticals, Inc.†	8,645	530,544
Quintiles Transnational Holdings, Inc.*	2,615	109,804
United Therapeutics Corp.*†	11,384	1,007,712

		4,702,935

Retailing — 14.8%
Abercrombie & Fitch Co., Class A†	15,456	579,291
American Eagle Outfitters, Inc.†	6,279	97,262
Ascena Retail Group, Inc.*†	39,681	785,287
AutoZone, Inc.*†	1,690	734,626
Bed Bath & Beyond, Inc.*†	10,881	841,319
Big Lots, Inc.*†	13,196	479,807
Brown Shoe Co., Inc.†	13,463	302,110
Buckle, Inc. (The)†	15,689	767,820
Chico’s FAS, Inc.†	17,601	301,857
Childrens Place Retail Stores, Inc. (The)*†	12,028	656,609
Dillard’s, Inc., Class A†	6,155	504,587
Foot Locker, Inc.†	3,039	105,453
Francesca’s Holdings Corp.*†	28,059	504,781
Gap, Inc. (The)†	14,939	552,594
Genuine Parts Co.	756	59,595
Group 1 Automotive, Inc.†	5,042	322,688
Guess?, Inc.†	28,327	885,219
hhgregg, Inc.*†	27,091	420,181
Home Depot, Inc. (The)†	7,151	556,991
HSN, Inc.	4,008	210,019
Kohl’s Corp.†	2,975	168,980
Lowe’s Cos., Inc.†	14,572	725,394

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.†	5,623	$259,277
Murphy USA, Inc.*	6,241	253,260
PetSmart, Inc.	4,945	359,798
Staples, Inc.†	10,060	162,167
Urban Outfitters, Inc.*†	24,472	926,999

		12,523,971

Semiconductors & Semiconductor Equipment — 5.9%
Atmel Corp.*	47,420	345,218
Broadcom Corp., Class A†	28,173	752,783
Cabot Microelectronics Corp.*†	12,581	514,437
Cirrus Logic, Inc.*†	39,992	897,021
Freescale Semiconductor Ltd.	5,536	85,476
Intel Corp.	2,145	52,402
NVIDIA Corp.	24,961	378,908
PDF Solutions, Inc.*	6,118	140,530
Power Integrations, Inc.	4,021	230,966
Semtech Corp.*†	10,256	319,064
Skyworks Solutions, Inc.*	23,431	604,051
Texas Instruments, Inc.†	10,313	433,971
Xilinx, Inc.	5,953	270,385

		5,025,212

Software & Services — 17.4%
Accenture PLC, Class A (Ireland)†	6,662	489,657
Activision Blizzard, Inc.†	54,629	909,027
Amdocs Ltd. (Channel Islands)†	2,878	110,659
Booz Allen Hamilton Holding Corp.†	48,952	969,250
CA, Inc.†	16,429	521,785
CACI International, Inc., Class A*†	9,012	648,684
Cadence Design Systems, Inc.*†	19,434	252,059
Citrix Systems, Inc.*†	2,128	120,828
Computer Sciences Corp.†	16,884	831,706
CoreLogic, Inc.*†	3,492	116,179
DST Systems, Inc.†	8,952	758,861
FactSet Research Systems, Inc.	1,475	160,686
Genpact, Ltd. (Bermuda)*†	2,808	55,683
IAC/InterActiveCorp.	14,167	756,376
iGATE Corp.*†	27,371	871,493
Liquidity Services, Inc.*†	25,811	673,925
ManTech International Corp., Class A	1,217	34,003
Microsoft Corp.	4	141
MicroStrategy, Inc., Class A*	697	85,027
NeuStar, Inc., Class A*†	19,439	892,639
Oracle Corp.†	26,119	874,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Pegasystems, Inc.†	9,821	$373,787
Progress Software Corp.*	3,464	89,925
Sapient Corp.*†	49,653	785,014
Science Applications International Corp.†	7,028	247,737
Stamps.com, Inc.*	311	14,132
Symantec Corp.†	28,893	657,027
Syntel, Inc.	2,023	173,654
Take-Two Interactive Software, Inc.*	26,009	465,821
Teradata Corp.*†	8,934	393,721
ValueClick, Inc.*†	21,189	407,041
Verint Systems, Inc.*†	6,905	252,171
Western Union Co. (The)†	6,898	117,404
Zynga, Inc., Class A*	168,497	604,904

		14,715,992

Technology Hardware & Equipment — 20.7%
Amphenol Corp., Class A†	4,225	339,225
Anixter International, Inc.*†	7,289	623,137
Apple, Inc.†	546	285,203
Avnet, Inc.†	8,829	350,511
Badger Meter, Inc.†	3,519	183,023
Benchmark Electronics, Inc.*†	39,028	887,106
Brocade Communications Systems, Inc.*†	76,020	609,680
Checkpoint Systems, Inc.*†	29,810	507,366
Cisco Systems, Inc.†	16,310	366,975
EMC Corp.†	31,624	761,190
F5 Networks, Inc.*†	7,494	610,836
Fabrinet (Cayman Islands)*†	27,162	454,692
FARO Technologies, Inc.*†	3,691	175,322
FLIR Systems, Inc.†	25,536	727,265
Harris Corp.†	11,164	691,721
Hewlett-Packard Co.†	26,931	656,308
Insight Enterprises, Inc.*†	24,574	517,774
InterDigital, Inc.	2,620	101,525
Juniper Networks, Inc.*	12,268	228,676
Lexmark International, Inc., Class A†	6,074	215,931
Molex, Inc.†	3,275	126,415
NetApp, Inc.†	17,840	692,370
NETGEAR, Inc.*†	22,283	640,859
Newport Corp.*†	16,340	259,316
Plexus Corp.*	6,439	246,485
QUALCOMM, Inc.	1,839	127,755
Rogers Corp.*†	8,268	504,017

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
SanDisk Corp.†	13,020	$904,890
Sanmina Corp.*†	38,863	565,845
ScanSource, Inc.*†	19,694	757,431
TE Connectivity, Ltd. (Switzerland)†	14,183	730,283
Universal Display Corp.*	3,843	122,592
Vishay Intertechnology, Inc.*†	38,970	478,162
Western Digital Corp.†	6,591	458,931
Xerox Corp.†	83,360	828,598
Zebra Technologies Corp., Class A*†	16,110	778,274

		17,515,689

Telecommunication Services — 1.6%
CenturyLink, Inc.†	462	15,643
Frontier Communications Corp.†	137,684	607,186
Verizon Communications, Inc.†	14,102	712,292
Windstream Holdings, Inc.	5,488	46,922

		1,382,043

Transportation — 3.6%
CSX Corp.†	16,263	423,814
Heartland Express, Inc.	18,204	261,409
Knight Transportation, Inc.†	19,538	331,560
Marten Transport Ltd.	2,268	40,008
Matson, Inc.†	33,296	901,989
Union Pacific Corp.†	4,790	725,206
Werner Enterprises, Inc.†	15,720	364,075

		3,048,061

TOTAL COMMON STOCKS (Cost $143,771,158)		147,501,153

TOTAL LONG POSITIONS - 174.0% (Cost $143,771,158)		147,501,153

SHORT POSITIONS - (74.1)%
COMMON STOCKS — (74.1)%
Automobiles & Components — (1.8)%
American Axle & Manufacturing Holdings, Inc.*	(24,661)	(458,941)
BorgWarner, Inc.	(729)	(75,182)
Dorman Products, Inc.	(2,152)	(104,609)
Drew Industries, Inc.	(3,468)	(174,302)
Fox Factory Holding Corp.*	(2,835)	(49,386)
Gentherm, Inc.*	(14,367)	(335,469)
Lear Corp.	(2,375)	(183,801)
Remy International, Inc.	(1,593)	(35,094)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
TRW Automotive Holdings Corp.*	(1,533)	$(115,144)

		(1,531,928)

Capital Goods — (9.0)%
Actuant Corp., Class A	(7,716)	(289,810)
Acuity Brands, Inc.	(1,167)	(117,290)
American Railcar Industries, Inc.	(632)	(25,887)
AMETEK, Inc.	(620)	(29,655)
AO Smith Corp.	(2,104)	(108,672)
Apogee Enterprises, Inc.	(8,999)	(281,489)
Armstrong World Industries, Inc.*	(2,994)	(159,969)
AZZ, Inc.	(2,157)	(96,849)
Beacon Roofing Supply, Inc.*	(7,072)	(245,469)
Blount International, Inc.*	(4,335)	(52,800)
Caterpillar, Inc.	(220)	(18,339)
Chart Industries, Inc.*	(728)	(78,238)
CLARCOR, Inc.	(2,376)	(138,948)
Donaldson Co., Inc.	(1,787)	(70,783)
DXP Enterprises, Inc.*	(1,942)	(178,470)
Eaton Corp. PLC (Ireland)	(3,894)	(274,761)
Encore Wire Corp.	(5,647)	(279,696)
ESCO Technologies, Inc.	(10,526)	(379,778)
Fastenal Co.	(6,359)	(316,678)
Federal Signal Corp.*	(280)	(3,833)
Franklin Electric Co., Inc.	(5,505)	(208,364)
Generac Holdings, Inc.	(1,313)	(64,797)
General Cable Corp.	(7,106)	(234,001)
GrafTech International Ltd.*	(11,698)	(104,112)
Griffon Corp.	(3,395)	(42,539)
Harsco Corp.	(10,202)	(284,432)
John Bean Technologies Corp.	(3,183)	(86,514)
Middleby Corp. (The)*	(625)	(142,281)
MSC Industrial Direct Co., Inc., Class A	(2,029)	(154,955)
Mueller Water Products, Inc., Class A	(22,114)	(189,517)
NCI Building Systems, Inc.*	(19,964)	(288,081)
Pall Corp.	(470)	(37,844)
Polypore International, Inc.*	(4,491)	(202,993)
Powell Industries, Inc.*	(585)	(36,756)
Proto Labs, Inc.*	(1,845)	(154,722)
Raven Industries, Inc.	(6,777)	(226,081)
RBC Bearings, Inc.*	(1,610)	(110,752)
Rexnord Corp.*	(1,626)	(38,244)
Rush Enterprises, Inc., Class A*	(2,604)	(74,526)
Standex International Corp.	(521)	(32,047)

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(3,495)	$(276,420)
Sun Hydraulics Corp.	(1,426)	(56,584)
Tennant Co.	(4,358)	(264,487)
Terex Corp.*	(163)	(5,697)
Textainer Group Holdings Ltd., (Bermuda)	(11,832)	(448,433)
Toro Co. (The)	(743)	(43,792)
Trimas Corp.*	(9,650)	(365,349)
United Rentals, Inc.*	(1,189)	(76,798)
Universal Forest Products, Inc.	(564)	(29,847)
WABCO Holdings, Inc.*	(1,003)	(85,937)
Wabtec Corp.	(388)	(25,294)
Woodward, Inc.	(3,350)	(134,302)

		(7,673,912)

Commercial & Professional Services — (5.8)%
Acacia Research Corp.	(31,830)	(480,315)
ADT Corp. (The)	(3,215)	(139,435)
Advisory Board Co. (The)*	(573)	(39,308)
Clean Harbors, Inc.*	(3,714)	(229,340)
Copart, Inc.*	(9,634)	(310,504)
Corporate Executive Board Co. (The) .	(935)	(68,162)
Covanta Holding Corp.	(23,469)	(402,963)
Exponent, Inc.	(701)	(53,003)
Healthcare Services Group, Inc.	(17,478)	(478,722)
HNI Corp.	(603)	(23,427)
Huron Consulting Group, Inc.*	(1,012)	(59,273)
IHS, Inc., Class A*	(4,651)	(507,192)
Interface, Inc.	(6,994)	(141,628)
Iron Mountain, Inc.	(2,957)	(77,884)
Korn/Ferry International*	(4,035)	(96,033)
Nielsen Holdings NV (Netherlands)	(9,199)	(362,809)
Rollins, Inc.	(946)	(26,147)
Standard Parking Corp.*	(11,560)	(305,993)
Steelcase, Inc., Class A	(3,324)	(54,480)
Team, Inc.*	(5,591)	(208,488)
Towers Watson & Co., Class A	(692)	(79,449)
TrueBlue, Inc.*	(4,036)	(99,689)
United Stationers, Inc.	(2,639)	(117,277)
Verisk Analytics, Inc., Class A*	(191)	(13,087)
WageWorks, Inc.*	(2,016)	(103,239)
Waste Connections, Inc.	(10,131)	(432,999)

		(4,910,846)

Consumer Durables & Apparel — (5.1)%
Arctic Cat, Inc.	(3,499)	(183,348)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Brunswick Corp.	(7,186)	$(324,304)
Carter’s, Inc.	(6,290)	(434,954)
Garmin, Ltd. (Switzerland)	(668)	(31,229)
Harman International Industries, Inc .	(13)	(1,053)
Iconix Brand Group, Inc.*	(9,880)	(356,569)
iRobot Corp.*	(14,966)	(506,898)
Jones Group, Inc. (The)	(10,810)	(167,987)
Mohawk Industries, Inc.*	(3,836)	(507,963)
Movado Group, Inc.	(1,836)	(85,613)
Oxford Industries, Inc.	(2,675)	(191,985)
Polaris Industries, Inc.	(593)	(77,653)
PVH Corp.	(4,046)	(504,010)
Quiksilver, Inc.*	(2,679)	(22,289)
Tempur-Pedic International, Inc.*	(13,649)	(523,439)
Under Armour, Inc., Class A*	(1,989)	(161,407)
Wolverine World Wide, Inc.	(4,480)	(258,675)

		(4,339,376)

Consumer Services — (8.3)%
AFC Enterprises, Inc.*	(1,248)	(55,636)
Ascent Capital Group, Inc., Class A*	(1,996)	(168,502)
BJ’s Restaurants, Inc.*	(12,432)	(336,410)
Bloomin’ Brands, Inc.*	(4,422)	(110,683)
Bob Evans Farms, Inc.	(5,371)	(306,630)
Boyd Gaming Corp.*	(6,307)	(66,602)
Bright Horizons Family Solutions, Inc.*	(981)	(36,542)
Carnival Corp. (Panama)	(12,382)	(429,036)
Cheesecake Factory, Inc. (The)	(1,836)	(86,751)
Chipotle Mexican Grill, Inc.*	(211)	(111,191)
Choice Hotels International, Inc.	(317)	(14,769)
Churchill Downs, Inc.	(3,286)	(282,300)
Chuy’s Holdings, Inc.*	(6,889)	(259,026)
ClubCorp Holdings, Inc.*	(881)	(12,237)
Cracker Barrel Old Country Store, Inc.	(1,244)	(136,678)
Darden Restaurants, Inc.	(6,451)	(332,420)
Denny’s Corp.*	(3,262)	(20,714)
Domino’s Pizza, Inc.	(354)	(23,739)
Dunkin’ Brands Group, Inc	(2,779)	(132,503)
Fiesta Restaurant Group, Inc.*	(223)	(9,453)
Hillenbrand, Inc.	(7,853)	(221,612)
Hyatt Hotels Corp., Class A*	(3,263)	(155,319)
K12, Inc.*	(2,082)	(38,059)
Krispy Kreme Doughnuts, Inc.*	(12,306)	(298,544)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Life Time Fitness, Inc.*	(9,066)	$(411,778)
LifeLock, Inc.*	(1,983)	(31,906)
Masonite International Corp.*	(1,565)	(76,450)
Orient-Express Hotels Ltd., Class A (Bermuda)	(19,887)	(264,696)
Panera Bread Co., Class A*	(1,463)	(231,037)
Papa John’s International, Inc.	(3,700)	(279,979)
Penn National Gaming, Inc.*	(3,475)	(203,322)
Pinnacle Entertainment, Inc.*	(714)	(16,708)
Red Robin Gourmet Burgers, Inc.*	(2,163)	(164,777)
Regis Corp.	(21,451)	(311,040)
Royal Caribbean Cruises Ltd. (Liberia)	(1,683)	(70,753)
SHFL Entertainment, Inc.*	(4,774)	(110,661)
Sonic Corp.*	(3,564)	(68,785)
Starbucks Corp.	(1,066)	(86,399)
Steiner Leisure Ltd. (Bahamas)*	(143)	(8,011)
Stewart Enterprises, Inc., Class A	(13,429)	(177,397)
Texas Roadhouse, Inc.	(12,831)	(351,826)
Vail Resorts, Inc.	(6,020)	(424,109)
Wendy’s Co. (The)	(2,003)	(17,406)
Wynn Resorts Ltd.	(675)	(112,219)

		(7,064,615)

Food & Staples Retailing — (3.0)%
Casey’s General Stores, Inc.	(135)	(9,839)
Costco Wholesale Corp.	(944)	(111,393)
Fairway Group Holdings Corp.*	(12,728)	(310,945)
Fresh Market, Inc. (The)*	(9,418)	(479,470)
Harris Teeter Supermarkets, Inc.	(2,825)	(139,329)
Ingles Markets, Inc., Class A	(10,267)	(264,991)
Natural Grocers By Vitamin Cottage, Inc.*	(5,414)	(216,019)
Pricesmart, Inc.	(144)	(16,386)
Sprouts Farmers Market, Inc.*	(2,665)	(122,750)
Susser Holdings Corp.*	(6,518)	(357,447)
United Natural Foods, Inc.*	(3,601)	(257,291)
Weis Markets, Inc.	(2,906)	(148,700)
Whole Foods Market, Inc.	(2,401)	(151,575)

		(2,586,135)

Food, Beverage & Tobacco — (5.5)%
Annie’s, Inc.*	(3,626)	(171,328)
B&G Foods, Inc.	(7,589)	(256,888)
Beam, Inc.	(4,421)	(297,533)
Boston Beer Co., Inc. (The), Class A* .	(510)	(117,091)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Boulder Brands, Inc.*	(11,548)	$(189,272)
Brown-Forman Corp., Class B	(5,119)	(373,585)
Campbell Soup Co.	(892)	(37,972)
Coca-Cola Enterprises, Inc.	(1,319)	(55,042)
ConAgra Foods, Inc.	(15,318)	(487,266)
Darling International, Inc.*	(3,521)	(81,934)
Flowers Foods, Inc.	(16,046)	(406,606)
Fresh del Monte Produce, Inc., (Cayman Islands)	(17,131)	(455,513)
Hain Celestial Group, Inc. (The)*	(1,988)	(165,461)
Hershey Co. (The)	(1,214)	(120,477)
J&J Snack Foods Corp.	(2,346)	(200,747)
JM Smucker Co. (The)	(130)	(14,457)
Lancaster Colony Corp.	(351)	(29,129)
McCormick & Co., Inc., Non-Voting Shares	(1,173)	(81,113)
Mondelez International, Inc., Class A .	(10,876)	(365,869)
Monster Beverage Corp.*	(53)	(3,033)
National Beverage Corp.	(564)	(10,327)
Post Holdings, Inc.*	(1,293)	(55,534)
Snyders-Lance, Inc.	(1,556)	(46,664)
SunOpta, Inc. (Canada)*	(24,573)	(264,651)
TreeHouse Foods, Inc.*	(1,182)	(86,593)
WhiteWave Foods Co., Class A*	(14,197)	(284,082)

		(4,658,167)

Health Care Equipment & Services — (6.9)%
Air Methods Corp.	(550)	(24,046)
Alere, Inc.*	(3,069)	(103,517)
Align Technology, Inc.*	(3,143)	(179,340)
Allscripts Healthcare Solutions, Inc.*	(37,781)	(522,511)
AmerisourceBergen Corp.	(5,083)	(332,072)
Brookdale Senior Living, Inc.*	(11,081)	(300,073)
Capital Senior Living Corp.*	(16,067)	(356,366)
Cerner Corp.*	(3,600)	(201,709)
Computer Programs & Systems, Inc.	(3,823)	(218,064)
Cooper Cos., Inc. (The)	(1,214)	(156,861)
Ensign Group, Inc. (The)	(1,090)	(46,412)
ExamWorks Group, Inc.*	(3,825)	(98,876)
Haemonetics Corp.*	(8,500)	(344,761)
Hanger, Inc.*	(275)	(10,092)
Health Management Associates, Inc., Class A*	(28,115)	(360,434)
HealthSouth Corp.	(7,321)	(257,040)
HealthStream, Inc.*	(7,313)	(261,220)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	(2,031)	$(228,345)
MedAssets, Inc.*	(2,029)	(46,728)
Medidata Solutions, Inc.*	(1,426)	(157,302)
MWI Veterinary Supply, Inc.*	(416)	(65,994)
National Healthcare Corp.	(870)	(42,091)
Neogen Corp.*	(2,963)	(136,927)
Patterson Cos., Inc.	(2,122)	(90,206)
Quality Systems, Inc.	(11,895)	(271,444)
Quidel Corp.*	(19,707)	(486,763)
Spectranetics Corp.*	(8,294)	(173,262)
Team Health Holdings, Inc.*	(4,570)	(198,521)
Tenet Healthcare Corp.*	(2,885)	(136,143)
West Pharmaceutical Services, Inc.	(462)	(22,338)

		(5,829,458)

Household & Personal Products — (1.0)%
Church & Dwight Co., Inc.	(3,691)	(240,469)
Elizabeth Arden, Inc.*	(8,151)	(294,985)
Estee Lauder Cos, Inc. (The), Class A	(1,109)	(78,695)
Spectrum Brands Holdings, Inc.	(2,588)	(170,601)
WD-40 Co.	(541)	(39,217)

		(823,967)

Media — (2.0)%
AMC Networks, Inc., Class A*	(2,701)	(189,313)
Charter Communications, Inc., Class A*	(895)	(120,145)
Clear Channel Outdoor Holdings, Inc., Class A*	(7,086)	(60,231)
Discovery Communications, Inc., Class A*	(2,074)	(184,420)
Lamar Advertising Co., Class A*	(4,980)	(227,636)
Meredith Corp.	(4,080)	(209,305)
Nexstar Broadcasting Group, Inc., Class A	(1,030)	(45,722)
Scholastic Corp.	(15,308)	(439,187)
Scripps Networks Interactive, Inc., Class A	(873)	(70,276)
Sinclair Broadcast Group, Inc., Class A	(3,674)	(117,788)
Sirius XM Radio, Inc.	(339)	(1,278)

		(1,665,301)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Bio-Rad Laboratories, Inc., Class A*	(3,846)	(475,058)
Bruker Corp.*	(8,925)	(182,516)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Covance, Inc.*	(346)	$(30,884)
Life Technologies Corp.*	(2,220)	(167,188)
Luminex Corp.*	(15,325)	(298,838)
PAREXEL International Corp.*	(6,524)	(298,212)
PerkinElmer, Inc.	(5,021)	(190,999)
Techne Corp.	(3,176)	(277,551)
Thermo Fisher Scientific, Inc.	(121)	(11,831)
Waters Corp.*	(20)	(2,018)

		(1,935,095)

Retailing — (10.0)%
Aeropostale, Inc.*	(43,245)	(401,746)
Amazon.com, Inc.*	(2)	(728)
Asbury Automotive Group, Inc.*	(6,501)	(312,373)
Barnes & Noble, Inc.*	(2,846)	(40,214)
Core-Mark Holding Co., Inc.	(791)	(55,947)
CST Brands, Inc.	(8,505)	(274,201)
Dick’s Sporting Goods, Inc.	(3,925)	(208,849)
Dollar Tree, Inc.*	(1,896)	(110,726)
Expedia, Inc.	(316)	(18,606)
Family Dollar Stores, Inc.	(425)	(29,275)
Finish Line, Inc. (The), Class A	(6,550)	(164,013)
Five Below, Inc.*	(93)	(4,488)
Fred’s, Inc., Class A	(11,567)	(187,385)
GameStop Corp., Class A	(570)	(31,247)
Groupon, Inc.*	(15,504)	(141,552)
Hibbett Sports, Inc.*	(4,090)	(238,570)
HomeAway, Inc.*	(4,037)	(119,697)
Jos A Bank Clothiers, Inc.*	(3,320)	(159,294)
LKQ Corp.*	(3,379)	(111,608)
Lumber Liquidators Holdings, Inc.*	(838)	(95,691)
Monro Muffler Brake, Inc.	(7,510)	(345,461)
Netflix, Inc.*	(301)	(97,066)
Office Depot, Inc.*	(5,842)	(32,657)
OfficeMax, Inc.	(8,387)	(125,637)
Overstock.Com, Inc.*	(1,221)	(28,608)
Penske Automotive Group, Inc.	(4,103)	(162,561)
Pier 1 Imports, Inc.	(4,705)	(98,240)
Pool Corp.	(4,724)	(256,891)
priceline.com, Inc.*	(107)	(112,760)
Restoration Hardware Holdings, Inc.* .	(4,158)	(289,979)
RetailMeNot, Inc.*	(4,261)	(138,994)
Ross Stores, Inc.	(413)	(31,946)
Saks, Inc.*	(34,128)	(545,707)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Sears Hometown and Outlet Stores, Inc.*	(8,969)	$(249,876)
Select Comfort Corp.*	(1,760)	(32,243)
Shutterfly, Inc.*	(9,669)	(475,135)
Signet Jewelers Ltd. (Bermuda)	(1,520)	(113,483)
Sonic Automotive, Inc., Class A	(17,227)	(383,818)
Stage Stores, Inc.	(18,495)	(381,922)
Stein Mart, Inc.	(13,052)	(192,778)
Target Corp	(1,522)	(98,610)
Tile Shop Holdings, Inc.*	(16,974)	(379,029)
TJX Cos., Inc.	(806)	(48,997)
TripAdvisor, Inc.*	(6,105)	(504,945)
Tuesday Morning Corp.*	(13,700)	(193,855)
Ulta Salon Cosmetics & Fragrance, Inc.*	(887)	(114,290)
Vitamin Shoppe, Inc.*	(7,937)	(372,325)

		(8,514,023)

Software & Services — (4.1)%
Acxiom Corp.*	(2,024)	(67,258)
Automatic Data Processing, Inc.	(505)	(37,860)
Broadridge Financial Solutions, Inc.	(968)	(34,035)
Cognizant Technology Solutions Corp., Class A*	(1,025)	(89,103)
CommVault Systems, Inc.*	(5,134)	(400,863)
Convergys Corp.	(1,988)	(39,243)
CSG Systems International, Inc.	(3,737)	(104,113)
EPAM Systems, Inc.*	(2,461)	(92,214)
Fidelity National Information Services, Inc.	(2,203)	(107,396)
FleetCor Technologies, Inc.*	(520)	(59,983)
Forrester Research, Inc.	(976)	(37,879)
Fortinet, Inc.*	(10,411)	(209,365)
Gartner, Inc.*	(2,360)	(139,123)
Gigamon, Inc.*	(2,109)	(64,915)
Global Payments, Inc.	(1,091)	(64,893)
Heartland Payment Systems, Inc.	(379)	(15,331)
Lender Processing Services, Inc.	(5,047)	(174,222)
MasterCard, Inc., Class A	(89)	(63,822)
MAXIMUS, Inc.	(3,197)	(154,895)
Qualys, Inc.*	(8,437)	(175,490)
Red Hat, Inc.*	(870)	(37,645)
Sykes Enterprises, Inc.*	(18,425)	(344,917)
Total System Services, Inc.	(14,355)	(428,210)
VeriFone Systems, Inc.*	(2,182)	(49,444)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Virtusa Corp.*	(8,023)	$(249,355)
Visa, Inc., Class A	(1,069)	(210,240)

		(3,451,814)

Technology Hardware & Equipment — (5.3)%
Arrow Electronics, Inc.*	(3,267)	(156,881)
Belden, Inc.	(1,080)	(72,641)
Cognex Corp.	(4,865)	(152,031)
Coherent, Inc.	(1,681)	(111,265)
CTS Corp.	(7,821)	(145,627)
FEI Co.	(852)	(75,896)
Ingram Micro, Inc., Class A*	(23,658)	(548,156)
InvenSense, Inc.*	(6,778)	(114,480)
IPG Photonics Corp.	(4,774)	(316,373)
Itron, Inc.*	(7,902)	(337,178)
Jabil Circuit, Inc.	(6,371)	(132,899)
Littelfuse, Inc.	(1,948)	(165,638)
Measurement Specialties, Inc.*	(5,268)	(293,586)
Methode Electronics, Inc.	(1,760)	(45,021)
MTS Systems Corp.	(7,295)	(476,509)
National Instruments Corp.	(16,555)	(480,923)
OSI Systems, Inc.*	(4,430)	(322,681)
Rofin-Sinar Technologies, Inc.*	(2,096)	(55,021)
Trimble Navigation Ltd.*	(6,364)	(181,819)
TTM Technologies, Inc.*	(30,985)	(271,119)

		(4,455,744)

Transportation — (4.0)%
Atlas Air Worldwide Holdings, Inc.*	(5,207)	(192,815)
CH Robinson Worldwide, Inc.	(21)	(1,255)
Expeditors International of Washington, Inc.	(4,843)	(219,339)
Forward Air Corp.	(67)	(2,712)
Genesee & Wyoming, Inc., Class A*	(2,923)	(291,832)
JB Hunt Transport Services, Inc.	(4,403)	(330,357)
Kansas City Southern	(1,245)	(151,292)
Kirby Corp.*	(3,075)	(272,107)
Roadrunner Transportation Systems, Inc.*	(14,489)	(383,958)
Ryder System, Inc.	(1,819)	(119,745)
Saia, Inc.*	(3,249)	(105,690)
Swift Transportation Co.*	(19,574)	(426,517)
Universal Truckload Services, Inc.	(5,549)	(147,936)
UTi Worldwide, Inc. (British Virgin Islands)	(33,425)	(508,061)

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Wesco Aircraft Holdings, Inc.*	(11,107)	$(203,480)

		(3,357,096)

TOTAL COMMON STOCK (Proceeds $62,997,584)		(62,797,477)

TOTAL SECURITES SOLD SHORT - (74.1)%		(62,797,477)

(Proceeds $62,997,584)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		45,722

NET ASSETS - 100.0%		$84,749,398

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the financial statements.

28

GOTHAM NEUTRAL FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 121.9%
COMMON STOCKS — 121.9%
Automobiles & Components — 3.1%
Allison Transmission Holdings, Inc.	46	$1,120
Cooper Tire & Rubber Co.†	987	25,672
Dana Holding Corp.†	1,267	24,833
Gentex Corp.†	233	6,860
Goodyear Tire & Rubber Co. (The)†	1,428	29,959
Johnson Controls, Inc.†	516	23,813
Modine Manufacturing Co.*†	803	10,697
Tenneco, Inc.*	15	796
Thor Industries, Inc.	69	4,003
Visteon Corp.*†	33	2,545

		130,298

Capital Goods — 20.3%
AAON, Inc.†	561	15,153
AECOM Technology Corp.*†	904	28,729
AGCO Corp.†	312	18,215
Alamo Group, Inc.†	247	11,656
Alliant Techsystems, Inc.	14	1,524
Altra Holdings, Inc.†	309	9,384
Babcock & Wilcox Co. (The)†	654	21,065
Barnes Group, Inc.	292	10,378
Boeing Co. (The)†	113	14,746
Brady Corp., Class A	82	2,394
Briggs & Stratton Corp.†	1,325	24,300
Carlisle Cos., Inc.†	401	29,145
CIRCOR International, Inc.†	361	26,631
Comfort Systems USA, Inc.	318	5,924
Crane Co.†	505	32,068
Cummins, Inc.	180	22,864
Dover Corp.†	253	23,223
EnerSys, Inc.†	65	4,313
EnPro Industries, Inc.*†	577	34,430
Flowserve Corp.	154	10,698
Fluor Corp.†	88	6,531
General Dynamics Corp.†	37	3,205
Gorman-Rupp Co. (The)†	129	5,255
Honeywell International, Inc.†	31	2,689
Hyster-Yale Materials Handling, Inc.	103	8,079
IDEX Corp†	409	28,282
II-VI, Inc.*†	623	10,628
Illinois Tool Works, Inc.†	190	14,970
Ingersoll-Rand PLC (Ireland)†	192	12,966
Jacobs Engineering Group, Inc.*†	420	25,544
Joy Global, Inc.†	462	26,218

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lennox International, Inc.†	186	$14,519
Lincoln Electric Holdings, Inc.†	383	26,519
Lockheed Martin Corp.†	4	533
Manitowoc Co., Inc. (The)†	1,564	30,435
Masco Corp.	1,046	22,103
MRC Global, Inc.*†	252	7,043
Mueller Industries, Inc.*†	160	9,646
Nortek, Inc.*†	187	13,122
Northrop Grumman Corp.†	118	12,686
Oshkosh Corp.*†	306	14,563
Parker Hannifin Corp.†	44	5,136
Pentair, Ltd. (Switzerland)†	438	29,385
Quanta Services, Inc.*	948	28,639
Raytheon Co.†	253	20,840
Regal-Beloit Corp.	116	8,506
Rockwell Automation, Inc.	77	8,502
Roper Industries, Inc.	141	17,880
SPX Corp.	105	9,525
URS Corp.†	652	35,351
Valmont Industries, Inc.†	266	37,373
WW Grainger, Inc.†	28	7,531

		851,044

Commercial & Professional Services — 8.0%
ACCO Brands Corp.*†	4,486	26,243
Brink’s Co. (The)†	392	12,309
Consolidated Graphics, Inc.*†	167	10,703
Deluxe Corp.†	196	9,230
Dun & Bradstreet Corp. (The)†	34	3,699
Equifax, Inc.†	126	8,148
FTI Consulting, Inc.*†	166	6,736
G & K Services, Inc., Class A†	179	11,170
Herman Miller, Inc.†	85	2,579
ICF International, Inc.*†	467	16,168
Kforce, Inc†	732	14,413
Knoll, Inc.†	61	1,002
Manpowergroup, Inc.†	408	31,865
Mine Safety Appliances Co.†	409	19,697
Navigant Consulting, Inc.*†	1,307	22,676
On Assignment, Inc.*†	4	135
Pitney Bowes, Inc.†	1,315	28,062
Quad Graphics, Inc.†	519	18,123
Robert Half International, Inc.†	475	18,302
RPX Corp.*	595	10,627
RR Donnelley & Sons Co.†	1,000	18,570

The accompanying notes are an integral part of the financial statements.

29

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
UniFirst Corp.†	233	$23,957
Waste Management, Inc.†	224	9,753
West Corp.†	612	13,476

		337,643

Consumer Durables & Apparel — 8.3%
Coach, Inc.†	447	22,655
Columbia Sportswear Co.†	400	26,748
Crocs, Inc.*†	2,340	28,501
Deckers Outdoor Corp.*	71	4,887
Ethan Allen Interiors, Inc.†	987	26,294
G-III Apparel Group Ltd.*†	116	6,580
Hanesbrands, Inc.†	441	30,041
Helen of Troy Ltd. (Bermuda)*	129	6,027
La-Z-Boy, Inc.†	1,097	25,319
LeapFrog Enterprises, Inc.*†	2,418	20,698
Leggett & Platt, Inc.†	390	11,599
Mattel, Inc.†	236	10,471
Ralph Lauren Corp.†	50	8,282
Smith & Wesson Holding Corp.*†	2,612	28,157
Steven Madden, Ltd.*†	828	30,371
Sturm Ruger & Co., Inc.†	399	26,099
Tupperware Brands Corp.†	47	4,214
VF Corp.†	41	8,815
Whirlpool Corp.†	157	22,924

		348,682

Consumer Services — 4.0%
American Public Education, Inc.*†	643	25,739
Bally Technologies, Inc.*†	425	31,084
Bridgepoint Education, Inc.*	52	1,019
Brinker International, Inc.†	275	12,216
Capella Education Co.*	15	914
CEC Entertainment, Inc.†	52	2,410
International Game Technology†	1,206	22,673
Jack in the Box, Inc.*†	150	6,102
Matthews International Corp., Class A†	215	8,729
McDonald’s Corp.†	194	18,725
MGM Resorts International*	62	1,180
Multimedia Games Holding Co., Inc.*†	322	10,468
Speedway Motorsports, Inc.†	221	4,035
Weight Watchers International, Inc.†	689	22,124

		167,418

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.4%
Kroger Co. (The)†	31	$1,328
Safeway, Inc.†	87	3,036
SUPERVALU, Inc.*†	3,480	24,464
Sysco Corp.†	422	13,647
Wal-Mart Stores, Inc.†	240	18,420

		60,895

Food, Beverage & Tobacco — 9.4%
Altria Group, Inc.†	954	35,517
Archer-Daniels-Midland Co.†	946	38,691
Bunge, Ltd.†	323	26,529
Chiquita Brands International, Inc.*†	652	6,748
Coca-Cola Bottling Co. Consolidated†	139	8,801
Coca-Cola Co. (The)†	149	5,896
Cott Corp. (Canada)	1,521	12,472
Dr Pepper Snapple Group, Inc.†	732	34,660
General Mills, Inc.†	70	3,529
Green Mountain Coffee Roasters, Inc.*†	351	22,046
Hillshire Brands Co.†	277	9,094
Ingredion, Inc.†	284	18,676
Kellogg Co.†	58	3,668
Kraft Foods Group, Inc.†	329	17,891
Lancaster Colony Corp	10	830
Mead Johnson Nutrition Co.	66	5,390
PepsiCo, Inc.†	254	21,359
Pilgrim’s Pride Corp.*†	2,228	31,571
Pinnacle Foods, Inc.†	214	5,797
Reynolds American, Inc.†	150	7,706
Sanderson Farms, Inc.†	435	27,496
Tyson Foods, Inc., Class A†	1,317	36,441
Vector Group, Ltd.	748	12,095

		392,903

Health Care Equipment & Services — 11.1%
Abaxis, Inc.	284	10,147
AMN Healthcare Services, Inc.*†	2,165	26,846
ArthroCare Corp.*†	162	6,065
Cardinal Health, Inc.†	585	34,316
CareFusion Corp.*†	232	8,995
Chemed Corp.†	649	44,015
Corvel Corp.*†	5	208
DaVita HealthCare Partners, Inc.*†	409	22,990
Edwards Lifesciences Corp.*	208	13,560
Express Scripts Holding Co.*†	382	23,883

The accompanying notes are an integral part of the financial statements.

30

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Globus Medical, Inc., Class A*	718	$13,786
Hill-Rom Holdings, Inc.	375	15,484
ICU Medical, Inc.*†	468	28,922
IPC The Hospitalist Co., Inc.*†	13	712
Kindred Healthcare, Inc.†	2,120	29,426
Laboratory Corp. of America Holdings*	57	5,751
LifePoint Hospitals, Inc.*	112	5,784
MEDNAX, Inc.*†	137	14,936
Medtronic, Inc.†	106	6,084
Meridian Bioscience, Inc.†	733	18,120
Omnicare, Inc.†	580	31,987
Quest Diagnostics, Inc.†	383	22,946
ResMed, Inc.	397	20,541
Select Medical Holdings Corp.†	2,873	24,363
Universal Health Services, Inc., Class B†	123	9,909
VCA Antech, Inc.*†	870	24,752
Zimmer Holdings, Inc.	9	787

		465,315

Household & Personal Products — 2.6%
Avon Products, Inc.†	1,212	21,210
Clorox Co. (The)†	97	8,748
Energizer Holdings, Inc.†	338	33,161
Inter Parfums, Inc.†	651	22,889
Prestige Brands Holdings, Inc.*†	624	19,488
Procter & Gamble Co. (The)	60	4,845

		110,341

Media — 4.8%
Belo Corp., Class A†	2,220	30,481
Crown Media Holdings, Inc., Class A*†.	210	697
Cumulus Media, Inc., Class A*†	1,820	10,884
DIRECTV*†	131	8,186
Interpublic Group of Cos., Inc. (The)	686	11,525
John Wiley & Sons, Inc., Class A	69	3,470
Loral Space & Communications, Inc.*†	315	22,482
Morningstar, Inc.†	114	9,153
National CineMedia, Inc.	344	6,027
New York Times Co. (The), Class A†	758	10,483
News Corp., Class A*†	1,341	23,602
Starz, Class A*†	699	21,075
Time Warner Cable, Inc.†	171	20,546

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Time Warner, Inc.†	62	$4,262
Valassis Communications, Inc.	116	3,174
Viacom, Inc., Class B†	184	15,325

		201,372

Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
Allergan, Inc.†	387	35,066
Charles River Laboratories International, Inc.*†	146	7,185
Eli Lilly & Co.†	405	20,177
Myriad Genetics, Inc.*†	1,098	26,769
PDL BioPharma, Inc.†	3,247	26,268
Questcor Pharmaceuticals, Inc.†	294	18,043
Quintiles Transnational Holdings, Inc.*	81	3,401
United Therapeutics Corp.*†	393	34,788

		171,697

Retailing — 10.5%
Abercrombie & Fitch Co., Class A†	612	22,938
American Eagle Outfitters, Inc.†	35	542
Ascena Retail Group, Inc.*†	1,497	29,626
AutoZone, Inc.*†	63	27,385
Bed Bath & Beyond, Inc.*†	374	28,918
Big Lots, Inc.*†	492	17,889
Brown Shoe Co., Inc.	230	5,161
Buckle, Inc. (The)†	653	31,958
Chico’s FAS, Inc.†	424	7,272
Childrens Place Retail Stores, Inc. (The)*†	399	21,781
Dillard’s, Inc., Class A†	196	16,068
Foot Locker, Inc.†	166	5,760
Francesca’s Holdings Corp.*†	1,168	21,012
Gap, Inc. (The)†	508	18,791
Genuine Parts Co.	18	1,419
Group 1 Automotive, Inc.†	270	17,280
Guess?, Inc.†	942	29,438
hhgregg, Inc.*†	871	13,509
Home Depot, Inc. (The)†	239	18,616
HSN, Inc.	121	6,340
Kohl’s Corp.†	176	9,997
Lowe’s Cos., Inc.†	387	19,265
Macy’s, Inc.†	211	9,729
Murphy USA, Inc.*	254	10,307
PetSmart, Inc.†	173	12,587
Staples, Inc.†	222	3,579

The accompanying notes are an integral part of the financial statements.

31

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.*†	853	$32,312

		439,479

Semiconductors & Semiconductor Equipment — 4.0%
Atmel Corp.*	1,019	7,418
Broadcom Corp., Class A†	834	22,284
Cabot Microelectronics Corp.*†	624	25,515
Cirrus Logic, Inc.*†	1,190	26,692
Intel Corp.†	110	2,687
NVIDIA Corp.	1,145	17,381
PDF Solutions, Inc.*	174	3,997
Power Integrations, Inc.	120	6,893
Semtech Corp.*†	282	8,773
Skyworks Solutions, Inc.*	803	20,701
Texas Instruments, Inc.†	361	15,191
Xilinx, Inc.†	209	9,493

		167,025

Software & Services — 12.0%
Accenture PLC, Class A (Ireland)†	207	15,214
Activision Blizzard, Inc.†	1,731	28,804
Amdocs Ltd. (Channel Islands)†	157	6,037
Booz Allen Hamilton Holding Corp.†	1,495	29,601
CA, Inc.†	576	18,294
CACI International, Inc., Class A*†	307	22,098
Cadence Design Systems, Inc.*†	929	12,049
Citrix Systems, Inc.*	188	10,675
Computer Sciences Corp.†	577	28,423
DST Systems, Inc.	300	25,431
FactSet Research Systems, Inc.	29	3,159
Genpact, Ltd. (Bermuda)*†	59	1,171
IAC/InterActiveCorp	549	29,311
iGATE Corp.*†	718	22,861
Liquidity Services, Inc.*†	673	17,572
ManTech International Corp., Class A†	80	2,235
Microsoft Corp	106	3,747
MicroStrategy, Inc., Class A*	51	6,221
NeuStar, Inc., Class A*†	644	29,572
Oracle Corp.†	939	31,456
Pegasystems, Inc.†	241	9,172
Progress Software Corp.*	160	4,154
Sapient Corp.*†	1,778	28,110
Science Applications International Corp.†	194	6,838
Symantec Corp.†	1,009	22,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Syntel, Inc.†	57	$4,893
Take-Two Interactive Software, Inc.*	738	13,218
TeleTech Holdings, Inc.*	93	2,462
Teradata Corp.*†	328	14,455
ValueClick, Inc.*†	757	14,543
Verint Systems, Inc.*†	174	6,354
Western Union Co. (The)†	1,094	18,620
Zynga, Inc., Class A*	4,185	15,024

		504,719

Technology Hardware & Equipment — 14.6%
Amphenol Corp., Class A†	167	13,408
Anixter International, Inc.*†	214	18,295
Apple, Inc.†	32	16,715
Avnet, Inc.†	252	10,004
Badger Meter, Inc.†	106	5,513
Benchmark Electronics, Inc.*†	1,282	29,140
Brocade Communications Systems, Inc.*†	2,914	23,370
Checkpoint Systems, Inc.*†	1,288	21,922
Cisco Systems, Inc.†	923	20,768
EMC Corp.†	1,121	26,982
F5 Networks, Inc.*†	151	12,308
Fabrinet (Cayman Islands)*†	1,317	22,047
FARO Technologies, Inc.*†	5	238
FLIR Systems, Inc.†	917	26,116
Harris Corp.†	315	19,517
Hewlett-Packard Co.†	928	22,615
Insight Enterprises, Inc.*†	685	14,433
InterDigital, Inc.	80	3,100
Juniper Networks, Inc.*	261	4,865
Lexmark International, Inc., Class A†	177	6,292
NetApp, Inc.†	604	23,441
NETGEAR, Inc.*†	904	25,999
Newport Corp.*†	783	12,426
Plexus Corp.*	327	12,518
QUALCOMM, Inc.†	79	5,488
Rogers Corp.*†	302	18,410
SanDisk Corp.†	392	27,244
Sanmina Corp.*†	2,036	29,644
Scansource, Inc.*†	780	29,999
TE Connectivity, Ltd. (Switzerland)†	463	23,840
Universal Display Corp.*†	149	4,753
Vishay Intertechnology, Inc.*†	1,475	18,098
Western Digital Corp.†	179	12,464

The accompanying notes are an integral part of the financial statements.

32

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.†	2,809	$27,921
Zebra Technologies Corp., Class A*†	513	24,783

		614,676

Telecommunication Services — 1.0%
Frontier Communications Corp.†	4,460	19,669
Verizon Communications, Inc.†	404	20,406
Windstream Holdings, Inc.†	279	2,385

		42,460

Transportation — 2.7%
CSX Corp.†	551	14,359
Heartland Express, Inc.†	918	13,182
Knight Transportation, Inc.†	540	9,164
Landstar System, Inc.	39	2,156
Marten Transport Ltd.	251	4,428
Matson, Inc.†	1,034	28,011
Union Pacific Corp.†	170	25,738
Werner Enterprises, Inc.†	723	16,745

		113,783

TOTAL COMMON STOCKS (Cost $5,017,530)		5,119,750

TOTAL LONG POSITIONS - 121.9%		5,119,750

(Cost $5,017,530)

SHORT POSITIONS - (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (2.1)%
American Axle & Manufacturing Holdings, Inc.*	(1,286)	(23,932)
Dorman Products, Inc.	(30)	(1,458)
Drew Industries, Inc.	(386)	(19,400)
Gentherm, Inc.*	(1,172)	(27,366)
Lear Corp	(79)	(6,114)
TRW Automotive Holdings Corp.*	(21)	(1,577)
Winnebago Industries, Inc.*	(254)	(7,534)

		(87,381)

Capital Goods — (13.6)%
Actuant Corp., Class A	(344)	(12,921)
Acuity Brands, Inc.	(113)	(11,358)
AO Smith Corp.	(27)	(1,395)
Apogee Enterprises, Inc.	(649)	(20,301)
Armstrong World Industries, Inc.*	(309)	(16,510)
AZZ, Inc.	(624)	(28,018)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Beacon Roofing Supply, Inc.*	(282)	$(9,788)
Blount International, Inc.*	(45)	(548)
Builders FirstSource, Inc.*	(1,093)	(8,099)
Chart Industries, Inc.*	(58)	(6,233)
CLARCOR, Inc.	(204)	(11,930)
DXP Enterprises, Inc.*	(174)	(15,991)
Eaton Corp. PLC (Ireland)	(230)	(16,229)
Encore Wire Corp.	(273)	(13,522)
ESCO Technologies, Inc.	(523)	(18,870)
Fastenal Co.	(259)	(12,898)
Federal Signal Corp.*	(137)	(1,876)
Franklin Electric Co., Inc.	(375)	(14,194)
General Cable Corp.	(565)	(18,605)
GrafTech International Ltd.*	(267)	(2,376)
Griffon Corp.	(266)	(3,332)
Harsco Corp.	(934)	(26,040)
ITT Corp.	(270)	(10,727)
John Bean Technologies Corp.	(520)	(14,134)
Middleby Corp. (The)*	(105)	(23,903)
MSC Industrial Direct Co., Inc., Class A	(68)	(5,193)
Mueller Water Products, Inc., Class A	(924)	(7,919)
NCI Building Systems, Inc.*	(1,782)	(25,714)
Polypore International, Inc.*	(146)	(6,599)
Powell Industries, Inc.*	(5)	(314)
Proto Labs, Inc.*	(259)	(21,720)
Raven Industries, Inc.	(357)	(11,910)
RBC Bearings, Inc.*	(318)	(21,875)
Rush Enterprises, Inc., Class A*	(540)	(15,455)
Standex International Corp.	(18)	(1,107)
Stanley Black & Decker, Inc.	(109)	(8,621)
Sun Hydraulics Corp.	(288)	(11,428)
Tennant Co.	(199)	(12,077)
Textainer Group Holdings Ltd. (Bermuda)	(624)	(23,650)
Toro Co. (The)	(185)	(10,904)
Trex Co., Inc.*	(28)	(1,966)
Trimas Corp.*	(502)	(19,006)
United Rentals, Inc.*	(8)	(517)
Universal Forest Products, Inc.	(415)	(21,962)
WABCO Holdings, Inc.*	(12)	(1,028)
Wabtec Corp.	(67)	(4,368)
WESCO International, Inc.*	(24)	(2,051)
Woodward, Inc.	(85)	(3,408)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	(399)	$(13,766)

		(572,356)

Commercial & Professional Services — (7.0)%
Acacia Research Corp.	(1,546)	(23,329)
ADT Corp. (The)	(70)	(3,036)
Advisory Board Co. (The)*	(278)	(19,071)
Clean Harbors, Inc.*	(291)	(17,969)
Copart, Inc.*	(376)	(12,118)
Corporate Executive Board Co. (The)	(217)	(15,819)
Covanta Holding Corp.	(907)	(15,573)
Exponent, Inc.	(39)	(2,949)
Healthcare Services Group, Inc.	(908)	(24,870)
Huron Consulting Group, Inc.*	(190)	(11,128)
IHS, Inc., Class A*	(232)	(25,300)
Interface, Inc.	(446)	(9,032)
Korn Ferry International*	(631)	(15,018)
Nielsen Holdings NV (Netherlands)	(391)	(15,421)
Rollins, Inc.	(30)	(829)
Standard Parking Corp.*	(559)	(14,797)
Team, Inc.*	(232)	(8,651)
Towers Watson & Co., Class A	(65)	(7,463)
TrueBlue, Inc.*	(177)	(4,372)
United Stationers, Inc.	(13)	(577)
Verisk Analytics, Inc., Class A*	(56)	(3,837)
WageWorks, Inc.*	(428)	(21,918)
Waste Connections, Inc.	(462)	(19,746)

		(292,823)

Consumer Durables & Apparel — (6.6)%
Arctic Cat, Inc.	(155)	(8,122)
Brunswick Corp.	(345)	(15,570)
Carter’s, Inc.	(288)	(19,915)
Garmin, Ltd. (Switzerland)	(38)	(1,776)
Harman International Industries, Inc.	(209)	(16,933)
Iconix Brand Group, Inc.*	(726)	(26,201)
iRobot Corp.*	(834)	(28,248)
Jones Group, Inc. (The)	(356)	(5,532)
Mohawk Industries, Inc.*	(195)	(25,822)
Movado Group, Inc.	(331)	(15,435)
Oxford Industries, Inc.	(108)	(7,751)
Polaris Industries, Inc.	(72)	(9,428)
PVH Corp.	(185)	(23,045)
Quiksilver, Inc.*	(2,473)	(20,575)
Tempur-Pedic International, Inc.*	(713)	(27,344)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class A*	(222)	$(18,015)
Wolverine World Wide, Inc.	(131)	(7,564)

		(277,276)

Consumer Services — (11.3)%
AFC Enterprises, Inc.*	(324)	(14,444)
Ascent Capital Group, Inc., Class A*	(111)	(9,371)
BJ’s Restaurants, Inc.*	(491)	(13,286)
Bloomin’ Brands, Inc.*	(30)	(751)
Bob Evans Farms, Inc.	(464)	(26,490)
Boyd Gaming Corp.*	(1,556)	(16,431)
Bright Horizons Family Solutions, Inc.*	(114)	(4,246)
Buffalo Wild Wings, Inc.*	(110)	(15,684)
Carnival Corp.	(564)	(19,543)
Chipotle Mexican Grill, Inc.*	(14)	(7,378)
Churchill Downs, Inc.	(179)	(15,378)
Chuy’s Holdings, Inc.*	(551)	(20,718)
Cracker Barrel Old Country Store, Inc.	(9)	(989)
Darden Restaurants, Inc.	(447)	(23,034)
Denny’s Corp.*	(12)	(76)
Dunkin’ Brands Group, Inc.	(36)	(1,716)
Fiesta Restaurant Group, Inc.*	(375)	(15,896)
Grand Canyon Education, Inc.*	(237)	(11,202)
Hillenbrand, Inc.	(884)	(24,946)
Hyatt Hotels Corp., Class A*	(241)	(11,472)
K12, Inc.*	(123)	(2,248)
Krispy Kreme Doughnuts, Inc.*	(1,022)	(24,794)
Life Time Fitness, Inc.*	(457)	(20,757)
LifeLock, Inc.*	(1,150)	(18,504)
Orient-Express Hotels Ltd.*	(1,502)	(19,992)
Panera Bread Co., Class A*	(46)	(7,264)
Papa John’s International, Inc.	(159)	(12,032)
Penn National Gaming, Inc.*	(253)	(14,803)
Pinnacle Entertainment, Inc.*	(359)	(8,401)
Red Robin Gourmet Burgers, Inc.*	(197)	(15,007)
Regis Corp.	(972)	(14,094)
Royal Caribbean Cruises Ltd. (Liberia)	(191)	(8,030)
SHFL Entertainment, Inc.*	(21)	(487)
Starbucks Corp.	(57)	(4,620)
Stewart Enterprises, Inc., Class A	(429)	(5,667)
Texas Roadhouse, Inc.	(564)	(15,465)
Vail Resorts, Inc.	(302)	(21,276)

The accompanying notes are an integral part of the financial statements.

34

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wendy’s Co. (The)	(733)	$(6,370)

		(472,862)

Food & Staples Retailing — (4.4)%
Casey’s General Stores, Inc.	(27)	(1,968)
Fairway Group Holdings Corp.*	(694)	(16,954)
Fresh Market, Inc. (The)*	(439)	(22,349)
Harris Teeter Supermarkets, Inc.	(3)	(147)
Ingles Markets, Inc., Class A	(463)	(11,950)
Natural Grocers By Vitamin Cottage, Inc.*	(522)	(20,828)
Pricesmart, Inc.	(146)	(16,613)
Sprouts Farmers Market, Inc.*	(430)	(19,806)
Susser Holdings Corp.*	(511)	(28,023)
United Natural Foods, Inc.*	(291)	(20,792)
Weis Markets, Inc.	(136)	(6,959)
Whole Foods Market, Inc.	(303)	(19,128)

		(185,517)

Food, Beverage & Tobacco — (7.0)%
Annie’s, Inc.*	(299)	(14,128)
B&G Foods, Inc.	(355)	(12,017)
Beam, Inc.	(364)	(24,497)
Boston Beer Co., Inc. (The), Class A*	(106)	(24,337)
Boulder Brands, Inc.*	(1,539)	(25,224)
Brown-Forman Corp., Class B	(245)	(17,880)
Campbell Soup Co.	(165)	(7,024)
ConAgra Foods, Inc.	(713)	(22,681)
Darling International, Inc.*	(240)	(5,585)
Flowers Foods, Inc.	(707)	(17,915)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(869)	(23,107)
Hain Celestial Group, Inc. (The)*	(267)	(22,222)
J&J Snack Foods Corp.	(152)	(13,007)
Mondelez International, Inc., Class A	(452)	(15,205)
National Beverage Corp.	(7)	(128)
Snyders-Lance, Inc.	(205)	(6,148)
SunOpta, Inc. (Canada)*	(2,080)	(22,402)
TreeHouse Foods, Inc.*	(133)	(9,744)
WhiteWave Foods Co., Class A*	(533)	(10,665)

		(293,916)

Health Care Equipment & Services — (9.2)%
Acadia Healthcare Co., Inc.*	(213)	(9,236)
Air Methods Corp.	(142)	(6,208)
Alere, Inc.*	(172)	(5,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	(90)	$(5,135)
Allscripts Healthcare Solutions, Inc.*	(1,875)	(25,931)
AmerisourceBergen Corp.	(234)	(15,287)
Amsurg Corp.*	(29)	(1,244)
athenahealth, Inc.*	(194)	(25,901)
Brookdale Senior Living, Inc.*	(512)	(13,865)
Capital Senior Living Corp.*	(825)	(18,298)
Cerner Corp.*	(330)	(18,490)
Computer Programs & Systems, Inc.	(188)	(10,724)
Cooper Co., Inc. (The)	(22)	(2,843)
Ensign Group, Inc. (The)	(232)	(9,879)
Haemonetics Corp.*	(390)	(15,818)
Hanger, Inc.*	(2)	(73)
Health Management Associates, Inc., Class A*	(1,043)	(13,371)
HealthSouth Corp.	(275)	(9,655)
HealthStream, Inc.*	(653)	(23,325)
Henry Schein, Inc.*	(66)	(7,420)
Medidata Solutions, Inc.*	(221)	(24,379)
Merit Medical Systems, Inc.*	(457)	(7,307)
National Healthcare Corp.	(15)	(726)
Neogen Corp.*	(525)	(24,266)
Quality Systems, Inc.	(473)	(10,794)
Quidel Corp.*	(1,040)	(25,688)
Spectranetics Corp.*	(1,103)	(23,042)
Team Health Holdings, Inc.*	(143)	(6,212)
Tenet Healthcare Corp.*	(50)	(2,360)
West Pharmaceutical Services, Inc.	(476)	(23,015)

		(386,294)

Household & Personal Products — (0.8)%
Church & Dwight Co., Inc.	(123)	(8,013)
Elizabeth Arden, Inc.*	(392)	(14,186)
Spectrum Brands Holdings, Inc.	(171)	(11,272)
WD-40 Co.	(29)	(2,102)

		(35,573)

Media — (3.2)%
AMC Networks, Inc., Class A*	(89)	(6,238)
Charter Communications, Inc., Class A*	(58)	(7,786)
Clear Channel Outdoor Holdings, Inc., Class A*	(618)	(5,253)
Discovery Communications, Inc., Class A*	(79)	(7,025)
Lamar Advertising Co., Class A*	(136)	(6,217)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
LIN Media, LLC, Class A*	(809)	$(19,877)
Meredith Corp.	(163)	(8,362)
Nexstar Broadcasting Group, Inc., Class A	(687)	(30,496)
Scholastic Corp.	(788)	(22,608)
Sinclair Broadcast Group, Inc., Class A	(581)	(18,627)
Sirius XM Radio, Inc.	(304)	(1,146)

		(133,635)

Pharmaceuticals, Biotechnology & Life Sciences — (2.4)%
Bio-Rad Laboratories, Inc., Class A*	(194)	(23,963)
Bruker Corp.*	(279)	(5,706)
Illumina, Inc.*	(114)	(10,660)
Life Technologies Corp.*	(26)	(1,958)
Luminex Corp.*	(755)	(14,722)
PAREXEL International Corp.*	(302)	(13,804)
PerkinElmer, Inc.	(407)	(15,482)
Techne Corp.	(133)	(11,623)
Thermo Fisher Scientific, Inc.	(41)	(4,008)

		(101,926)

Retailing — (13.0)%
Advance Auto Parts, Inc.	(36)	(3,570)
Aeropostale, Inc.*	(2,893)	(26,875)
Amazon.com, Inc.*	(54)	(19,658)
Asbury Automotive Group, Inc.*	(305)	(14,655)
Core-Mark Holding Co., Inc.	(50)	(3,536)
CST Brands, Inc.	(327)	(10,542)
Dick’s Sporting Goods, Inc.	(342)	(18,198)
Dollar Tree, Inc.*	(131)	(7,650)
Expedia, Inc.	(208)	(12,247)
Finish Line, Inc. (The), Class A	(163)	(4,082)
Five Below, Inc.*	(347)	(16,746)
Fred’s, Inc., Class A	(744)	(12,053)
Groupon, Inc.*	(1,212)	(11,066)
Hibbett Sports, Inc.*	(162)	(9,449)
Jos A Bank Clothiers, Inc.*	(68)	(3,263)
LKQ Corp.*	(374)	(12,353)
Monro Muffler Brake, Inc.	(383)	(17,618)
Netflix, Inc.*	(39)	(12,577)
Office Depot, Inc.*	(3,243)	(18,128)
OfficeMax, Inc.	(169)	(2,532)
Penske Automotive Group, Inc.	(118)	(4,675)
Pier 1 Imports, Inc.	(130)	(2,714)
Pool Corp.	(178)	(9,680)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
priceline.com, Inc.*	(13)	$(13,700)
Restoration Hardware Holdings, Inc.*	(336)	(23,433)
RetailMeNot, Inc.*	(399)	(13,015)
Ross Stores, Inc.	(46)	(3,558)
Saks, Inc.*	(1,537)	(24,577)
Sears Hometown and Outlet Stores, Inc.*	(408)	(11,367)
Select Comfort Corp.*	(74)	(1,356)
Shutterfly, Inc.*	(567)	(27,862)
Signet Jewelers Ltd. (Bermuda)	(193)	(14,409)
Sonic Automotive, Inc., Class A	(859)	(19,139)
Stage Stores, Inc.	(952)	(19,659)
Stein Mart, Inc.	(1,167)	(17,237)
Tile Shop Holdings, Inc.*	(836)	(18,668)
Tractor Supply Co.	(105)	(7,492)
TripAdvisor, Inc.*	(308)	(25,475)
Tuesday Morning Corp.*	(504)	(7,132)
Ulta Salon Cosmetics & Fragrance, Inc.*	(192)	(24,739)
Vitamin Shoppe, Inc.*	(374)	(17,544)

		(544,229)

Software & Services — (4.4)%
Acxiom Corp.*	(279)	(9,271)
CommVault Systems, Inc.*	(254)	(19,832)
CSG Systems International, Inc.	(88)	(2,452)
EPAM Systems, Inc.*	(711)	(26,641)
Fidelity National Information Services, Inc.	(10)	(488)
Fortinet, Inc.*	(373)	(7,501)
Gartner, Inc.*	(41)	(2,417)
Lender Processing Services, Inc.	(96)	(3,314)
MAXIMUS, Inc.	(455)	(22,045)
Qualys, Inc.*	(643)	(13,374)
Sykes Enterprises, Inc.*	(1,190)	(22,277)
Total System Services, Inc.	(672)	(20,046)
Virtusa Corp.*	(810)	(25,175)
Visa, Inc., Class A	(45)	(8,850)

		(183,683)

Technology Hardware & Equipment — (6.2)%
Arrow Electronics, Inc.*	(168)	(8,067)
Belden, Inc.	(20)	(1,345)
Cognex Corp.	(489)	(15,281)
Coherent, Inc.	(161)	(10,657)
CTS Corp.	(397)	(7,392)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FEI Co.	(136)	$(12,115)
Ingram Micro, Inc., Class A*	(1,183)	(27,410)
IPG Photonics Corp.	(201)	(13,320)
Itron, Inc.*	(466)	(19,884)
Jabil Circuit, Inc.	(150)	(3,129)
Littelfuse, Inc.	(76)	(6,462)
Measurement Specialties, Inc.*	(339)	(18,892)
Methode Electronics, Inc.	(779)	(19,927)
MTS Systems Corp.	(398)	(25,997)
National Instruments Corp.	(847)	(24,605)
OSI Systems, Inc.*	(304)	(22,143)
Rofin-Sinar Technologies, Inc.*	(56)	(1,470)
Trimble Navigation Ltd.*	(223)	(6,371)
TTM Technologies, Inc.*	(1,868)	(16,345)

		(260,812)

Transportation — (5.1)%
Atlas Air Worldwide Holdings, Inc.*	(406)	(15,034)
Expeditors International of Washington, Inc.	(151)	(6,839)
Forward Air Corp.	(11)	(445)
Genesee & Wyoming, Inc., Class A*	(256)	(25,559)
JB Hunt Transport Services, Inc.	(193)	(14,481)
Kansas City Southern	(170)	(20,658)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kirby Corp.*	(136)	$(12,035)
Roadrunner Transportation Systems, Inc.*	(687)	(18,206)
Ryder System, Inc.	(240)	(15,799)
Saia, Inc.*	(780)	(25,373)
Swift Transportation Co.*	(978)	(21,311)
Universal Truckload Services, Inc.	(230)	(6,132)
UTi Worldwide, Inc.	(1,748)	(26,570)
Wesco Aircraft Holdings, Inc.*	(386)	(7,072)

		(215,514)

TOTAL COMMON STOCK (Proceeds $3,919,581)		(4,043,797)

TOTAL SECURITES SOLD SHORT - (96.3)%		(4,043,797)

(Proceeds $3,919,581)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.4%		3,123,980

NET ASSETS - 100.0%		$4,199,933

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the financial statements.

37

GOTHAM FUNDS

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Investments, at value (Cost $268,946,213, $143,771,158 and $5,017,530, respectively)	$285,721,570	$147,501,153	$5,119,750
Cash	2,093,214	520,583	1,056,243
Deposits with brokers for securities sold short	93,396,152	—	2,306,025
Receivables:
Investments sold	29,703,955	39,105,128	1,481,443
Capital shares sold	941,043	109,950	10,000
Dividends and interest	66,052	36,522	1,087
Investment Adviser	—	—	9,713
Prepaid expenses and other assets	34,886	7,635	15,221

Total assets	411,956,872	187,280,971	9,999,482

Liabilities
Securities sold short, at value (proceeds $132,063,432, $62,997,584, and $3,919,581, respectively)	140,613,521	62,797,477	4,043,797
Payables:
Investments purchased	32,564,887	39,468,088	1,733,442
Investment Adviser	368,859	132,588	—
Dividends and fees on securities sold short	109,375	64,378	2,147
Administration and accounting fees	20,789	19,336	6,256
Capital shares redeemed	12,317	17,000	—
Custodian fees	8,471	1,816	3,329
Due to brokers for securities sold short	—	7,506	—
Accrued expenses	15,027	23,384	10,578

Total liabilities	173,713,246	102,531,573	5,799,549

Net Assets	$238,243,626	$84,749,398	$4,199,933

Net Assets Consisted of:
Capital stock, $0.01 par value	$187,183	$75,990	$4,133
Paid-in capital	220,485,075	80,280,792	4,148,314
Accumulated net investment loss	(1,233,531)	(254,950)	(9,289)
Accumulated net realized gain from investments and securities sold short	10,579,631	717,464	78,771
Net unrealized appreciation (depreciation) on investments and securities sold short	8,225,268	3,930,102	(21,996)

Net Assets	$238,243,626	$84,749,398	$4,199,933

Institutional Class:
Net assets	$238,243,626	$84,749,398	$4,199,933

Shares Outstanding	18,718,260	7,599,035	413,308

Net asset value, offering and redemption price per share	$12.73	$11.15	$10.16

The accompanying notes are an integral part of the financial statements.

38

GOTHAM FUNDS

Statement of Operations

For the Period Ended October 31, 2013

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund*	Gotham Neutral Fund**
Investment Income
Dividends	$1,066,473	$342,297	$4,490
Interest	90	31	28

Total investment income	1,066,563	342,328	4,518

Expenses
Advisory fees (Note 2)	1,423,403	344,056	8,301
Dividends and fees on securities sold short	543,521	210,216	4,467
Administration and accounting fees (Note 2)	52,418	33,588	13,895
Transfer agent fees (Note 2)	31,498	13,987	6,473
Registration and filing fees	13,855	11,563	7,573
Legal fees	12,951	3,238	1,200
Audit fees	11,953	10,202	4,643
Custodian fees (Note 2)	11,694	8,483	6,470
Printing and shareholder reporting fees	6,505	8,186	1,817
Trustees’ and officers’ fees (Note 2)	5,090	506	423
Other expenses	1,133	963	743

Total expenses before waivers and reimbursements	2,114,021	644,988	56,005

Recoupments and/or waivers, reimbursements (Note 2)	30,828	(47,710)	(42,198)

Net expenses after waivers and reimbursements	2,144,849	597,278	13,807

Net investment loss	(1,078,286)	(254,950)	(9,289)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	13,997,848	4,203,956	134,461
Net realized loss from securities sold short	(5,647,079)	(3,486,492)	(55,690)
Net change in unrealized appreciation on investments	13,908,506	3,729,995	102,220
Net change in unrealized appreciation/ (depreciation) on securities sold short	(6,862,250)	200,107	(124,216)

Net realized and unrealized gain on investments	15,397,025	4,647,566	56,775

Net increase in net assets resulting from operations	$14,318,739	$4,392,616	$47,486

*	The Fund commenced operations on May 31, 2013.

**	The Fund commenced operations on August 30, 2013.

The accompanying notes are an integral part of the financial statements.

39

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund	Gotham Neutral Fund
	For the Period Ended October 31, 2013 (Unaudited)	For the Period Ended April 30, 2013*	For the Period Ended October 31, 2013** (Unaudited)	For the Period Ended October 31, 2013*** (Unaudited)
Net increase in net assets from operations:
Net investment loss	$(1,078,286)	$(148,559)	$(254,950)	$(9,289)
Net realized gain from investments and securities sold short	8,350,769	2,334,410	717,464	78,771
Net change in unrealized appreciation (depreciation) on investments and securities sold short	7,046,256	1,179,012	3,930,102	(21,996)

Net increase in net assets resulting from operations	14,318,739	3,364,863	4,392,616	47,486

Less Dividends and Distributions to Shareholders:
Institutional Class:
Net Investment Income	—	(18,956)	—	—
Net realized capital gains	—	(94,470)	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	(113,426)	—	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	170,245,295	50,428,155	80,356,782	4,152,447

Total increase in net assets	184,564,034	53,679,592	84,749,398	4,199,933

Net assets
Beginning of period	53,679,592	—	—	—

End of period	$238,243,626	$53,679,592	$84,749,398	$4,199,933

Accumulated net investment loss, end of period	$(1,233,531)	$(155,245)	$(254,950)	$(9,289)

*	The Fund commenced operations on August 31, 2012.
**	The Fund commenced operations on May 31, 2013.
***	The Fund commenced operations on August 30, 2013.

The accompanying notes are an integral part of the financial statements.

40

GOTHAM FUNDS

Statements of Cash Flows

(Unaudited)

	Gotham Absolute Retun Fund	Gotham Enhanced Returned Fund	Gotham Neutral Fund
	For the Six-Month Ended October 31, 2013	For the Period of May 31, 2013 to October 31, 2013	For the Period of August 30, 2013 to October 31, 2013
Cash flows provided from (used in) operating activities:
Net increase in net assets resulting from operations	$14,318,739	$4,392,616	$47,486

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(550,716,414)	(347,180,797)	(7,295,316)
Proceeds from disposition of long-term portfolio investments	355,686,441	207,613,595	2,412,247
Purchases to cover securities sold short	(99,092,944)	(51,046,508)	(1,518,997)
Proceeds from securities sold short	196,964,077	110,557,600	5,382,888
Net realized gain on investments and securities sold short	(8,350,769)	(717,464)	(78,771)
Net change in unrealized appreciation (depreciation) on investments and securities sold short.	(7,046,256)	(3,930,102)	21,996
Increase in deposits with brokers for securities sold short	(75,194,542)	—	(2,306,025)
Increase in receivable for securities sold	(19,751,141)	(39,105,128)	(1,481,443)
Increase in dividend and interest receivable	(48,894)	(36,522)	(1,087)
Increase in prepaid expenses and other assets	(31,098)	(7,635)	(15,221)
Increase in payable for investments purchased	21,263,690	39,468,088	1,733,442
Increase in dividends and fees payable for securities sold short	97,863	64,378	2,147
Increase/(decrease) in payable for investment advisor	329,950	132,588	(9,713)
Increase in administration and accounting fees	11,867	19,336	6,256
Increase in payable for custodian fees	5,026	1,816	3,329
Increase in payables to brokers for securities sold short	—	7,506	—
Increase/(decrease) in accrued expenses	(15,920)	23,384	10,578

Net cash used in operating activities	(171,570,325)	(79,743,249)	(3,086,204)

Cash flows from financing activities:
Net payment for fund share activity	170,714,542	80,263,832	4,142,447

Net cash provided by financing activities	170,714,542	80,263,832	4,142,447

Net increase (decrease) in cash	(855,783)	520,583	1,056,243

Cash at beginning of period	2,948,997	—	—

Cash at end of period	$2,093,214	$520,583	$1,056,243

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$254,049	$110,598	$2,043

The accompanying notes are an integral part of the financial statements.

41

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GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Absolute Return Fund
Institutional Class Shares
05/01/2013-10/31/2013(4)	$11.40	$(0.09)	$1.42	$1.33	$—	$—	$—
08/31/2012*-4/30/2013	10.00	(0.08)	1.53	1.45	(0.01)	(0.05)	(0.06)

Gotham Enhanced Return Fund
Institutional Class Shares
05/31/2013* -10/31/2013(4)	$10.00	$(0.07)	$1.22	$1.15	$—	$—	$—

Gotham Neutral Fund
Institutional Class Shares
08/30/2013* -10/31/2013(4)	$10.00	$(0.04)	$0.20	$0.16	$—	$—	$—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Unaudited.
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

43

GOTHAM FUNDS

Financial Highlights

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/ Period	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (including dividend and interest expense)		Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (excluding dividend and interest expense)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments(3)		Ratio of Net Investment Income to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$0.00	(5)	$12.73	11.67%	$238,244	3.01	%(6)	2.25	%(6)	2.97	%(6)	(1.52	)%(6)	209.11	%(7)
0.01		11.40	14.67%	53,680	3.24	%(6)	2.25	%(6)	4.18	%(6)	(1.13	)%(6)	279.84	%(7)

$0.00	(5)	$11.15	11.50%	$84,749	3.47	%(6)	2.25	%(6)	3.75	%(6)	(1.48	)%(6)	236.44	%(7)

$—		$10.16	1.60%	$4,200	3.33	%(6)	2.25	%(6)	13.49	%(6)	(2.24	)%(6)	60.96	%(7)

The accompanying notes are an integral part of the financial statements.

44

GOTHAM FUNDS

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Funds (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Gotham Absolute Return Fund commenced investment operations on August 31, 2012. The Gotham Enhanced Return Fund commenced investment operations on May 31, 2013. The Gotham Neutral Fund commenced investment operations on August 30, 2013. The Funds are a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

The Funds seek to achieve their investment objective by primarly investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. There are no limits on the market capitalizations of the companies in which the Funds may invest.

The Funds will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Using a proprietary methodology, securities are analyzed and ranked by the Adviser’s research team. Such analysis forms the basis of the Adviser’s proprietary database that is used to generate the portfolio. By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain the Funds’ net equity market exposure, which is the value of the Funds’ long positions minus its short positions, in the range of approximately 0%-70%, 70%-100% and 0%-25% for Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively. In addition, the Adviser expects that the Funds’ gross equity market exposure, which is the value of the Funds’ long positions plus its short positions, will not exceed 190%, 250% and 225% for Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively. It is anticipated that the Funds will frequently adjust the size of its long and short positions.

At a meeting of the Board of Trustees of the Trust held on October 29, 2013, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) to reorganize each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund into the Gotham Enhanced Return Fund, each a series of the Trust. The Agreement will require the approval of the shareholders of each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund. A special meeting of the shareholders is being called for that purpose. If approved by each of the Funds’ respective shareholders, the reorganizations are expected to take effect in the first quarter of 2014.

Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Funds are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Funds on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Investments in other open-end

45

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

46

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP . These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — The Funds’ short sales are subject to special risks. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of October 31, 2013, the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund had securities sold short valued at $140,613,521, $62,797,477 and $4,043,797, for which securities of $150,884,643, $106,382,981, $3,124,838, and cash deposits of $93,396,152, $0 and $2,306,025, respectively, were pledged as collateral.

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged a fee on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. For the six-month period ended October 31, 2013, Gotham Absolute Return Fund had net charges of $196,205 on securities sold short. For the period from May 31, 2013 (commencement of operations) to October 31, 2013, Gotham Enhanced Return Fund had net charges of $62,136 on securities sold short. For the period from August 30, 2013 (commencement of operations) to October 31, 2013, Gotham Neutral Fund had net charges of $2,226 on securities sold short.This amount is included in dividends and fees on securities sold short on the statement of operations.

47

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

As of October 31, 2013, the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund utilized short sales proceeds of $45,076,846, $62,340,031 and $818,394, and incurred financing charges for the period ended October 31, 2013, of $70,738, $72,053 and $103, respectively, to finance purchases of long securities. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread.These fees are included in Dividends and fees on securities sold short.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, Gotham is entitled to receive a monthly fee at the annual rate of 2.00% of each Funds’ average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, with respect to the Gotham Absolute Return Fund and Gotham Enhanced Return Fund and until August 31, 2016 with respect to the Gotham Neutral Fund, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Funds. No recoupment will occur unless the Funds’ expenses are below the Expense Limitation.

For the period ended October 31, 2013, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$1,423,403	$—	$1,423,403
Gotham Enhanced Return Fund	344,056	(22,709)	321,347
Gotham Neutral Fund	8,301	(26,920)	(18,619)

During the period ended October 31, 2013, Gotham Absolute Return Fund had investments advisory recoupment of $30,828. As of October 31, 2013, the amount of potential recovery were as follows:

	Expiration

	04/30/2016	04/30/2017
Gotham Absolute Return Fund	$67,626	$—
Gotham Enhanced Return Fund	—	22,709
Gotham Neutral Fund	—	26,920

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued administration and accounting fees of $52,418, $33,588 and $13,895 for Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively, and waived fees $12,500 and $7,639 for Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued transfer agent fees of $31,498, $13,987 and $6,473 for Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively, and waived fees of $7,500 and $4,583 for Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively.

48

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued custodian fees of $11,694, $8,483 and $6,470 for Gotham Absolute Return Fund,Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively, and waived fees of $5,001 and $3,056 for Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Funds terminate their agreement with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustee by the Funds during the period ended October 31, 2013 was $8,739. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013 (Gotham Absolute Return Fund) and from the commencement of operations through October 31, 2013 (Gotham Enhanced Return Fund commenced operations on May 31, 2013 and Gotham Neutral Fund commenced operations on August 30, 2013), aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Gotham Absolute Return Fund	$550,086,599	$355,054,257
Gotham Enhanced Return Fund	346,809,302	207,240,622
Gotham Neutral Fund	7,286,045	2,402,936

4. Capital Share Transactions

For the six months ended October 31, 2013 and from the commencement of operations through year ended April 30, 2013 (Gotham Absolute Return Fund commenced operations on August 31, 2012) and from the commencement of operations through October 31, 2013 (Gotham Enhanced Return Fund commenced operations on May 31, 2013 and Gotham Neutral Fund commenced operations on August 30, 2013), transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended October 30, 2013 (Unaudited)		For the Period Ended April 30, 2013
	Shares	Value	Shares	Value
Gotham Absolute Return Fund:
Institutional Class Shares:
Sales	14,580,635	$177,210,497	4,818,182	$51,584,177
Reinvestments	—	—	7,305	76,919
Redemption Fees*	—	47,080	—	23,200
Redemptions	(571,363)	(7,012,282)	(116,499)	(1,256,141)

49

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

	For the Period Ended October 30, 2013 (Unaudited)		For the Period Ended April 30, 2013
	Shares	Value	Shares	Value
Net Increase	14,009,272	$170,245,295	4,708,988	$50,428,155

Gotham Enhanced Return Fund:
Institutional Class Shares:
Sales	7,895,704	$83,502,690	—	—
Redemption Fees*	—	171	—	—
Redemptions	(296,669)	(3,146,079)	—	—

Net Increase	7,599,035	$80,356,782	—	—

Gotham Neutral Fund:
Institutional Class Shares:
Sales	413,308	$4,152,447	—	—
Net Increase	413,308	$4,152,447	—	—

*There is a 1.00% redemption fee that may be charged on shares redeemed within 90 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by Gotham Absolute Return Fund during the fiscal year ended April 30, 2013 were as follows:

Ordinary Income	$113,426

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis for Gotham Absolute Return Fund were as follows:

Undistributed Ordinary Income	$2,344,297
Net Unrealized Appreciation/(Depreciation)	1,063,577
Qualified Late-Year Losses	(155,245)

50

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Gotham Absolute Return Fund	$268,946,213	$21,366,092	$(4,590,735)	$16,775,357
Gotham Enhanced Return Fund	143,771,158	5,813,064	(2,083,069)	3,729,995
Gotham Neutral Fund	5,017,530	166,105	(63,885)	102,220

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2013, the Gotham Absolute Return Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

51

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisory Agreement

The Board of Trustees (the “Board”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust, on behalf of the Gotham Absolute Return Fund (“Absolute Fund”), Gotham Enhanced Return Fund (“Enhanced Fund”) and Gotham Neutral Fund (“Neutral Fund”) (each, a “Fund” and collectively, the “Funds”) (“Agreement”), respectively, at three separate in-person meetings held on March 21, 2013 (the “March Meeting”), June 19/20, 2013 (the “June Meeting”) and September 24, 2013 (the “September Meeting”) (each a “Meeting” and collectively, the “Meetings”). At the September Meeting, the Board considered the continuation of the Agreement with respect to the Absolute Fund for an additional one-year period. At the March and June Meetings, the Board considered the approval of the Agreement with respect to the Enhanced Fund and Neutral Fund, respectively, for an initial two-year period.

At each Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed or to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund; (x) with respect to the Absolute Fund, compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. At each Meeting, the Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Absolute Fund and compliance with the investment objectives, policies, strategies and limitations for the Absolute Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At each meeting, the Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended each Meeting either in person or via teleconference. The representatives from Gotham discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

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GOTHAM FUNDS

Other Information

(Unaudited)

The Trustees considered the investment performance information for the Funds and the Adviser. With respect to the Enhanced Fund, at the March Meeting, the Trustees reviewed performance information for a private fund managed by the Adviser in a similar manner as the Enhanced Fund, including comparisons to the S&P 500 Index, for the one year, three year and since inception periods from July 2009 through December 31, 2012. With respect to the Neutral Fund, at the June Meeting, the Trustees reviewed performance information for a private fund managed by the Adviser in a similar manner as the Neutral Fund including comparisons to the HFRI Equity Market Neutral Index, for the one year, three year and since inception periods from July 2009 through April 30, 2013.

At the September Meeting, the Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Absolute Fund as compared to its benchmark index and Lipper categories for year to date and since inception periods ended July 31, 2013. The Trustees noted that the Absolute Fund had outperformed each of the HFRX Equity Hedge Index, the Lipper Absolute Return Fund category and the Lipper Long/Short Equity category for each of the periods ended July 31, 2013. The Adviser also provided the Trustees with performance for the Absolute Fund in comparison to its benchmark and an account managed by the Adviser in a substantially similar manner as the Absolute Fund for various periods ended June 30, 2013. The Trustees noted that they considered performance reports for the Absolute Fund provided at Board meetings throughout the year. They concluded that the performance of the Absolute Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the September Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services provided or proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. For each Fund, the Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees noted that the Absolute Fund’s gross advisory fee, net advisory fee and net total expense ratio were each higher than the gross advisory fee, net advisory fee and net total expense ratio of the median of the Lipper Absolute Return Fund category. The Trustees also discussed the limitations of the comparative expense information of the Absolute Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper Absolute Return Fund category and the Lipper Long/Short Equity categories. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies to those of the Absolute Fund. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Absolute Fund as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided or to be provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent balance sheet. The Trustees considered any direct or indirect revenues which would be received

53

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

by the Adviser. The Trustees noted that the level of profitability is an important factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

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Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	12/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	12/10/13

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	12/10/13

* Print the name and title of each signing officer under his or her signature.